                        [LOGO OF PACIFIC CAPITAL FUNDS]








                              SEMI-ANNUAL REPORT
                                TO SHAREHOLDERS
                         ----------------------------
                               JANUARY 31, 1999

                               Table of Contents

                             Letter to Shareholders
                                     Page 1

                            Fund Performance Review
                                     Page 4

                      Statements of Assets and Liabilities
                                     Page 6

                            Statements of Operations
                                     Page 9

                      Statements of Changes in Net Assets
                                    Page 12

                       Schedules of Portfolio Investments
                                    Page 16

                         Notes to Financial Statements
                                    Page 45

                              Financial Highlights

                             Pacific Capital Funds

                               Semi-Annual Report

                             Letter to Shareholders

Dear Shareholders:

  The financial markets performed well during the past year, despite significant volatility. The Dow Jones Industrial Average gained 6.31%/1/ during the six-month period ended January 31, 1999, while the Standard & Poor's 500 Stock Index gained 15.02%./2/

  The majority of stock market gains were concentrated among shares of the largest growth companies, as small-company stocks and value stocks continued to underperform the broad market averages. In fact, the 50 largest stocks in the S&P 500 accounted for 87% of the gains in the S&P 500 for 1998, while the 10 largest stocks accounted for 43%. Large-company growth stocks' strong returns were primarily due to uncertainty in foreign financial markets, which caused investors to seek liquidity in shares of the largest companies. In addition, an anticipated economic slowdown led investors to place a premium on companies that seemed likely to deliver stable earnings growth.

  High-quality bonds performed well during the period. Investors concerned about global financial instability purchased securities with high credit ratings, pushing prices up and yields down on such issues. The yield on the 30-year Treasury bond fell from 5.71% as of July 31, 1998, to 5.09% as of January 31, 1999. The U.S. economy grew faster than expected during the last six months and continued to experience very low inflation. The reasons behind the strong growth period included increased worker productivity and the resolution of the General Motors strike, which led to GM's subsequent increase in production. In addition, the Federal Reserve Board's decision to lower the federal funds rate three times last fall revived consumer confidence in the economy and helped stimulate strong home and automobile sales. Economic crises in Southeast Asia, Russia, Japan and Latin America helped keep inflation in check, as those countries' weak currencies allowed them to export goods to the United States at low dollar prices.

Strong Performance

  The Pacific Capital equity funds posted strong returns during the six-month period ended January 31, 1999. In particular, the Pacific Capital Growth Stock Fund returned 18.95% (returns are for Class A Shares without sales charge), compared to 15.02% for the S&P 500 Stock Index; and the Pacific Capital Growth and Income Fund returned 13.97% (returns are for Class A Shares without sales charge). According to Lipper Analytical Services, the gains in these two Funds landed them in the top 24% (241/1005) and 15% (121/794) of their respective peer group averages for the one-year period ended January 31, 1999./3/
--------
/1/The Dow Jones Industrial Average is a price-weighted average of 30 actively traded blue-chip stocks, primarily industrials including some service-oriented firms. The average is computed by adding the prices of the 30 stocks and dividing by a denominator adjusted over the years for stock splits, stock dividends and stock substitutions. The average is quoted in points, not dollars.

/2/The Standard and Poor's 500 Stock Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. The index does not reflect the deduction of fees associated with a mutual fund. An investor may not invest in this unmanaged index directly.

/3/The Pacific Capital Growth Stock Fund was ranked 241 out of 1,005 growth funds for the one-year period, 172 out of 595 for the three-year period, and 110 out of 372 for the five-year period, respectively. The Pacific Capital Growth and Income Fund was ranked 121 out of 794 growth and income funds for the one-year period, and was ranked 54 out of 483 for the three-year period, respectively. The Growth and Income Fund was not ranked for the five-year period. The Funds are not ranked for 10-year periods. All rankings are as of January 31, 1999. Lipper rankings are based on total return with dividends and capital gains reinvested and do not include a sales charge.

  The strong performance by the Pacific Capital equity funds reflected our strategy of investing in high-quality companies exhibiting strong growth potential. The Growth Stock Fund especially benefited from concentrations in the technology and health-care sectors. Technology stocks such as America Online (2.21% of the portfolio's net assets), Microsoft (4.07%) and Cisco Systems (3.94%) boosted the Funds' performance, as did shares of pharmaceutical companies such as Pfizer (4.41%)./4/

  Among our fixed-income funds, the Diversified Fixed Income Fund and the Tax-Free Securities Fund landed in the top 10% (10/105) and 42% (5/12) of their respective categories as reported by Lipper Analytical Services for the one-year period ended January 31, 1999. Both Funds were well-positioned to take advantage of the rate declines that occurred during the period; they did especially well, posting strong returns of 5.95% and 4.54% (returns are for Class A without sales charge), respectively, for the six-month period ended January 31, 1999./5/

Cautious Optimism

  We anticipate the U.S. economy will slow down before the rest of the world recovers from its ongoing financial problems. The U.S. economy's growth rate could slow to around 2% in the second half of 1999. Therefore, we expect that the Federal Reserve will be forced to ease monetary policy further. Such a move by the Federal Reserve could cause interest rates to continue their decline.

  The stock market's recent volatility, in part, reflects optimism about falling interest rates and pessimism about declining corporate earnings. We expect further stock market volatility in 1999, while remaining cautiously optimistic about the market's outlook during the coming year. Our view primarily reflects a very positive long-term outlook for stocks as the aging baby boomers continue to invest for retirement, and as improvements in technology continue to increase the productivity of American workers.

New Additions to the Pacific Capital Family of Funds

  On December 1, 1998, the Pacific Capital Funds opened three new portfolios to investors: Pacific Capital Small Cap Fund,/6/ Pacific Capital International Stock Fund/7/ and Pacific Capital Value Fund. Our decision to develop these new investment products reflects our belief that the relatively low valuations of these groups, particularly small-cap stocks and value stocks, make them attractive to investors. Value stocks and small-cap stocks have now trailed large-cap growth stocks for an unprecedented period of time, a trend that we believe will eventually reverse.
--------
/4/The composition of the Fund's holdings is subject to change.

/5/The Diversified Fixed Income Fund was ranked 10 out of 105 investment grade bond funds for the one-year period, and was ranked 57 out of 64 for the three-year period, respectively. The Pacific Capital Tax-Free Securities Fund was ranked 5 out of 12 national municipal bond funds for the one-year period, and was ranked 7 out of 10 for the three-year period, respectively. The Funds are not ranked for 5- and 10-year periods. All rankings are as of January 31, 1999. Lipper rankings are based on total return with dividends and capital gains reinvested and do not include a sales charge.

/6/Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.

/7/International investing involves increased risk and volatility.

  Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

  We selected Nicholas Applegate Capital Management to act as subadviser to the Small Cap and International Stock Funds based on the firm's commitment to high-quality management, research and technology. We are pleased with Nicholas Applegate Hong Kong's performance as subadviser to the Pacific Capital New Asia Growth Fund, and we believe that shareholders of the new Funds stand to benefit from the company's management style and expertise.

  Thank you for your continued confidence in the Pacific Capital Funds. If you have any questions or would like a fund prospectus, please contact your registered representative, or call Pacific Capital Funds at (800) 258-9232.

Sincerely,

/s/ Walter J. Laskey                        /s/ William J. Barton
Walter J. Laskey                            William J. Barton
Executive Vice President, Bank of Hawaii    Senior Vice President, Manager
Chairman, Pacific Capital Funds             Investment Management Group
                                            Pacific Century Trust


 As with all mutual funds, shares in the Pacific Capital Funds
     . are not FDIC insured
     . have no bank guarantee
     . may lose value

                            Fund Performance Review
                                  Total Return
                          for the period ended 1/31/99

                                                 Aggregate          Average Annual
--------------------------------------------------------------------------------------------
                                       Inception Six-Month 1-Year  5-Year 10-Year    Since
                                                                                   Inception
--------------------------------------------------------------------------------------------
  Growth Stock Fund/9/      Class A/1/  11/1/93   14.19%    32.54% 20.57% 16.94%    13.59%
                           -----------------------------------------------------------------
                            Class B/2/  3/2/98    13.55%    33.34% 21.33% 17.37%+   13.77%
                           -----------------------------------------------------------------
                            Class Y    10/14/94   19.06%    38.41% 21.82% 17.71%    14.11%
--------------------------------------------------------------------------------------------
  Growth & Income Fund/9/   Class A/1/ 10/14/94    9.41%    24.38% 20.19% 14.79%    11.56%
                           -----------------------------------------------------------------
                            Class B/5/  3/2/98     8.37%    24.60% 20.91% 15.16%+   11.73%
                           -----------------------------------------------------------------
                            Class Y    10/14/98   13.90%    29.67% 21.42% 15.50%    12.03%
--------------------------------------------------------------------------------------------
  Value Fund                Class A/1/  12/1/98     NA       NA      NA     NA      -1.25%
                           -----------------------------------------------------------------
                            Class B/5/  12/1/98     NA       NA      NA     NA      -2.23%
                           -----------------------------------------------------------------
                            Class Y     12/1/98     NA       NA      NA     NA       2.90%
--------------------------------------------------------------------------------------------
  Small Cap Fund/6/         Class A/3/  12/1/98     NA       NA      NA     NA      -5.84%
                           -----------------------------------------------------------------
                            Class B/5/  12/1/98     NA       NA      NA     NA      -5.73%
                           -----------------------------------------------------------------
                            Class Y     12/1/98     NA       NA      NA     NA      -0.65%
--------------------------------------------------------------------------------------------
  International Stock
  Fund/7/                   Class A/3/  12/1/98     NA       NA      NA     NA       4.64%
                           -----------------------------------------------------------------
                            Class B/5/  12/1/98     NA       NA      NA     NA       5.20%
                           -----------------------------------------------------------------
                            Class Y     12/1/98     NA       NA      NA     NA      10.40%
--------------------------------------------------------------------------------------------
  New Asia Growth Fund/7/   Class A/3/  2/15/95    8.40%   -10.66%   NA     NA      -5.53%
                           -----------------------------------------------------------------
                            Class B/2/  3/2/98     8.91%    -9.96%   NA     NA      -4.80%
                           -----------------------------------------------------------------
                            Class Y     2/15/95   14.64%    -5.41%   NA     NA      -4.02%
--------------------------------------------------------------------------------------------
  Diversified Fixed Income
  Fund/9/                   Class A/1/ 10/14/94    1.75%     4.02%  4.64%  8.01%     4.18%
                           -----------------------------------------------------------------
                            Class B/2/  3/2/98     0.60%     3.80%  5.21%  8.40%+    4.35%
                           -----------------------------------------------------------------
                            Class Y    10/14/94    6.05%     8.62%  5.86%  8.78%     4.66%
--------------------------------------------------------------------------------------------
  U.S. Treasury Securities
  Fund/9,10/                Class A/1/  11/1/93    1.40%     3.88%  4.80%  7.76%     8.47%
                           -----------------------------------------------------------------
                            Class Y    10/14/94    5.76%     8.47%  5.88%  8.43%     8.99%
--------------------------------------------------------------------------------------------
  Short Intermediate U.S.
  Treasury                  Class A/4/ 12/13/93    2.81%     4.78%  4.42%   NA       4.50%
                           -----------------------------------------------------------------
  Securities Fund/10/       Class Y/9/ 10/14/94    5.28%     7.53%  5.16%   NA       5.21%
--------------------------------------------------------------------------------------------
  Tax-Free Securities
  Fund/8,9/                 Class A/1/ 10/14/94    0.37%     1.66%  4.29%  6.55%     2.99%
                           -----------------------------------------------------------------
                            Class B/2/  3/2/98    -0.73%     1.59%  4.91%  6.95%+    3.18%
                           -----------------------------------------------------------------
                            Class Y    10/14/94    4.66%     6.19%  5.47%  7.28%     3.46%
--------------------------------------------------------------------------------------------
  Tax-Free Short
  Intermediate              Class A/4/ 10/14/94    1.42%     2.40%  3.09%  4.55%     4.38%
                           -----------------------------------------------------------------
  Securities Fund/8,9/      Class Y    10/14/94    3.74%     4.86%  3.89%  5.08%     4.90%

 /1/Reflects the maximum sales charge of 4.00%.
 /2/Reflects the maximum contingent deferred sales charge (CDSC) of 5.00%.
    Class B Shares were not in existence prior to March 2, 1998. Performance calculated for any period up to and through March 2, 1998, is based upon the performance of Class A Shares, which does not reflect the higher 12b-1 fees or the CDSC. Had the CDSC and higher 12b-1 fees been incorporated, total return figures may have been adversely affected.
 /3/Reflects the maximum sales charge of 5.25%.
 /4/Reflects the maximum sales charge of 2.25%.
 /5/Reflects the maximum contingent deferred sales charge (CDSC) of 5.00%. /6/Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.
 /7/International investing involves increased risk and volatility.

 /8/The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.
 /9/The quoted performance of noted Pacific Capital Funds includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century Trust and managed the same as the Fund's in all material respects, for periods dating back to 10/31/77 for the Pacific Capital Growth Fund, the Pacific Capital Growth & Income Fund, the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Diversified Fixed Income Fund; 3/31/88 for the Pacific Capital Tax-Free Short Intermediate Securities Fund and 12/31/84 for the Pacific Capital U.S. Treasury Securities Fund and prior to the Funds' commencement of operations, by share class, noted above. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.
/10/The performance for the Class Y Shares of the Pacific Capital U.S. Treasury
    Securities Fund and the Pacific Capital Short Intermediate U.S. Treasury Securities Fund, prior to the date of commencement of operations (10/14/94), is based on the performance of Class A Shares without sales charge.
 + The Class B CDSC is not included in the above performance due to the fact that the performance is now over 6 years, and the CDSC charges no longer apply.
 Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

PACIFIC CAPITAL FUNDS

                      Statements of Assets and Liabilities
                                January 31, 1999
                                  (Unaudited)

                             Growth      Growth and    New Asia    Diversified
                             Stock         Income       Growth     Fixed Income
                              Fund          Fund         Fund          Fund
                          ------------  ------------  -----------  ------------
        ASSETS:
Investments, at value
 (Cost $293,384,594;
 $143,836,565;
 $15,016,810; and
 $171,517,452,
 respectively)..........  $446,377,069  $199,009,196  $15,966,974  $179,655,711
Foreign currency (Cost
 $134,396)..............           --            --       134,252           --
Interest and dividends
 receivable.............       220,570       132,373        4,748     2,826,860
Receivable for capital
 shares issued..........        52,004        33,858          --          4,304
Receivable from brokers
 for investments sold...       727,768     1,499,500      211,831           --
Prepaid expenses and
 other assets...........         9,639         9,632          439         4,494
                          ------------  ------------  -----------  ------------
  Total Assets..........   447,387,050   200,684,559   16,318,244   182,491,369
                          ------------  ------------  -----------  ------------
      LIABILITIES:
Dividends payable.......           --            --           --        128,864
Payable for capital
 shares redeemed........        24,234         5,112       12,980         2,881
Payable to brokers for
 investments purchased..           --      2,868,136      108,756           --
Unrealized losses on
 forward foreign
 currency contracts.....           --            --           953           --
Accrued expenses and
 other payables:
 Investment advisory
  fees..................       292,321       130,636       11,763        68,637
 Administration fees....         9,645         4,272          332         3,992
 Distribution fees--A
  Class.................         3,543         2,018          373           528
 Distribution fees--B
  Class.................         2,507         3,673           83           684
 Fund accounting fees...         1,965         1,020        1,265           789
 Other..................        47,668        20,555       36,173        28,119
                          ------------  ------------  -----------  ------------
  Total Liabilities.....       381,883     3,035,422      172,678       234,494
                          ------------  ------------  -----------  ------------
      NET ASSETS:
Capital (no par value)..   263,682,908   135,655,190   24,442,747   173,791,216
Undistributed
 (distributions in
 excess of) net
 investment income
 (loss).................      (498,733)      (37,773)    (258,490)          708
Accumulated
 undistributed net
 realized gains (losses)
 from investment and
 foreign currency
 transactions...........    30,828,517     6,859,089   (9,126,436)      326,692
Unrealized appreciation
 (depreciation) from
 investments............   152,992,475    55,172,631    1,089,259     8,138,259
Unrealized appreciation
 (depreciation) from
 foreign currency
 transactions...........           --            --        (1,514)          --
                          ------------  ------------  -----------  ------------
  Net Assets............  $447,005,167  $197,649,137  $16,145,566  $182,256,875
                          ============  ============  ===========  ============
Net Assets
 A Class................  $ 17,378,282  $  9,724,952  $ 1,680,847  $  2,470,683
 B Class................     3,239,559     4,613,816       95,226       932,616
 Y Class................   426,387,326   183,310,369   14,369,493   178,853,576
                          ------------  ------------  -----------  ------------
  Total.................  $447,005,167  $197,649,137  $16,145,566  $182,256,875
                          ============  ============  ===========  ============
Outstanding units of
 beneficial interest
 (shares)
 A Class................       982,994       513,497      232,121       220,915
 B Class................       184,390       245,607       13,185        83,468
 Y Class................    23,991,072     9,679,168    1,979,856    15,881,170
                          ------------  ------------  -----------  ------------
  Total.................    25,158,456    10,438,272    2,225,162    16,185,553
                          ============  ============  ===========  ============
Net Asset Value
 A Class--redemption
  price per share.......  $      17.68  $      18.94  $      7.24  $      11.18
                          ============  ============  ===========  ============
 A Class--maximum sales
  charge................         4.00%         4.00%        5.25%         4.00%
                          ------------  ------------  -----------  ------------
 A Class--maximum
  offering price per
  share ((100%/(100%-
  maximum sales charge)
  of net asset value
  adjusted to nearest
  cent))................  $      18.42  $      19.73  $      7.64  $      11.65
                          ============  ============  ===========  ============
 B Class--offering price
  per share*............  $      17.57  $      18.79  $      7.22  $      11.17
                          ============  ============  ===========  ============
 Y Class--offering and
  redemption price per
  share.................  $      17.77  $      18.94  $      7.26  $      11.26
                          ============  ============  ===========  ============

--------
*Redemption price per share varies based on length of time shares are held
  (Note 4).
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Assets and Liabilities
                                January 31, 1999
                                  (Unaudited)

                                        Short Intermediate                   Tax-Free
                          U.S. Treasury   U.S. Treasury      Tax-Free   Short Intermediate
                           Securities       Securities      Securities      Securities
                              Fund             Fund            Fund            Fund
                          ------------- ------------------ ------------ ------------------
        ASSETS:
Investments, at value
 (Cost $21,128,516;
 $22,687,376;
 $390,024,857; and
 $52,301,647,
 respectively)..........   $23,575,472     $23,764,368     $427,772,133    $53,557,416
Interest and dividends
 receivable.............       537,163         367,443        4,752,586        529,457
Prepaid expenses and
 other assets...........         1,180             548            9,231            988
                           -----------     -----------     ------------    -----------
  Total Assets..........    24,113,815      24,132,359      432,533,950     54,087,861
                           -----------     -----------     ------------    -----------
      LIABILITIES:
Dividends payable.......        17,706          16,278          270,369         25,595
Payable for capital
 shares redeemed........           --              200              --             --
Accrued expenses and
 other payables:
 Investment advisory
  fees..................         7,061           6,309          163,319         17,365
 Administration fees....           527             505            9,455          1,110
 Distribution fees--A
  Class.................           248             155              988            201
 Distribution fees--B
  Class.................           --              --               530            --
 Fund accounting fees...           240             523            2,239            668
 Other..................         7,240          10,617           64,059         15,317
                           -----------     -----------     ------------    -----------
  Total Liabilities.....        33,022          34,587          510,959         60,256
                           -----------     -----------     ------------    -----------
      NET ASSETS:
Capital (no par value)..    25,596,808      23,015,800      392,758,005     52,678,524
Undistributed
 (distributions in
 excess of) net
 investment income
 (loss).................       (16,315)             62               43            --
Accumulated
 undistributed net
 realized gains (losses)
 from investment
 transactions...........    (3,946,656)          4,918        1,517,667         93,312
Unrealized appreciation
 (depreciation) from
 investments............     2,446,956       1,076,992       37,747,276      1,255,769
                           -----------     -----------     ------------    -----------
  Net Assets............   $24,080,793     $24,097,772     $432,022,991    $54,027,605
                           ===========     ===========     ============    ===========
Net Assets
 A Class................   $ 1,179,899     $   731,676     $  4,731,688    $   963,522
 B Class................           --              --           628,029            --
 Y Class................    22,900,894      23,366,096      426,663,274     53,064,083
                           -----------     -----------     ------------    -----------
  Total.................   $24,080,793     $24,097,772     $432,022,991    $54,027,605
                           ===========     ===========     ============    ===========
Outstanding units of
 beneficial interest
 (shares)
 A Class................       119,673          74,208          430,548         94,128
 B Class................           --              --            57,159            --
 Y Class................     2,320,926       2,365,173       38,688,591      5,156,175
                           -----------     -----------     ------------    -----------
  Total.................     2,440,599       2,439,381       39,176,298      5,250,303
                           ===========     ===========     ============    ===========
Net Asset Value
 A Class--redemption
  price per share.......   $      9.86     $      9.86     $      10.99    $     10.24
                           ===========     ===========     ============    ===========
 A Class--maximum sales
  charge................         4.00%           2.25%            4.00%          2.25%
                           -----------     -----------     ------------    -----------
 A Class--maximum
  offering price per
  share ((100%/(100%-
  maximum sales charge))
  of net asset value
  adjusted to nearest
  cent).................   $     10.27     $     10.09     $      11.45    $     10.48
                           ===========     ===========     ============    ===========
 B Class--offering price
  per share*............   $       --      $       --      $      10.99    $       --
                           ===========     ===========     ============    ===========
 Y Class--offering and
  redemption price per
  share.................   $      9.87     $      9.88     $      11.03    $     10.29
                           ===========     ===========     ============    ===========

--------
* Redemption price per share varies based on length of time shares are held (Note 4).
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Assets and Liabilities
                                January 31, 1999
                                  (Unaudited)

                                  International Stock    Value      Small Cap
                                         Fund            Fund         Fund
                                  ------------------- -----------  -----------
            ASSETS:
Investments, at value (Cost
 $56,347,158; $31,002,310; and
 $36,502,805, respectively).....      $62,184,250     $32,087,157  $36,746,383
Interest and dividends
 receivable.....................           18,230          22,917       28,928
Receivable from brokers for
 investments sold...............          607,046         153,563          --
Prepaid expenses and other
 assets.........................            2,769           2,110        2,540
                                      -----------     -----------  -----------
  Total Assets..................       62,812,295      32,265,747   36,777,851
                                      -----------     -----------  -----------
          LIABILITIES:
Foreign currency (Cost $38,260).           38,260             --           --
Payable to brokers for
 investments purchased..........          583,342         580,646      464,834
Unrealized losses on forward
 foreign currency contracts.....              154             --           --
Accrued expenses and other
 payables:
 Investment advisory fees.......           53,454          21,551       30,857
 Administration fees............            1,354             690          794
 Distribution fees--A Class.....                4               6            5
 Distribution fees--B Class.....                5              49            7
 Other..........................           22,113           4,769        5,298
                                      -----------     -----------  -----------
  Total Liabilities.............          698,686         607,711      501,795
                                      -----------     -----------  -----------
          NET ASSETS:
Capital (no par value)..........       56,581,674      30,804,963   36,044,091
Undistributed (distributions in
 excess of) net investment
 income (loss)..................          (42,878)        (17,766)     (11,613)
Accumulated undistributed net
 realized gains (losses) from
 investment and foreign currency
 transactions...................         (261,296)       (214,008)         --
Unrealized appreciation
 (depreciation) from
 investments....................        5,837,092       1,084,847      243,578
Unrealized appreciation
 (depreciation) from foreign
 currency transactions..........             (983)            --           --
                                      -----------     -----------  -----------
  Net Assets....................      $62,113,609     $31,658,036  $36,276,056
                                      ===========     ===========  ===========
Net Assets
 A Class........................      $    29,866     $    38,516  $    33,667
 B Class........................            7,164         104,414       15,193
 Y Class........................       62,076,579      31,515,106   36,227,196
                                      -----------     -----------  -----------
  Total.........................      $62,113,609     $31,658,036  $36,276,056
                                      ===========     ===========  ===========
Outstanding units of beneficial
 interest (shares)
 A Class........................            2,706           3,749        3,391
 B Class........................              650          10,171        1,532
 Y Class........................        5,620,828       3,066,231    3,650,320
                                      -----------     -----------  -----------
  Total.........................        5,624,184       3,080,151    3,655,243
                                      ===========     ===========  ===========
Net Asset Value
 A Class--redemption price per
  share.........................      $     11.04     $     10.28  $      9.93
                                      ===========     ===========  ===========
 A Class--maximum sales charge..            5.25%           4.00%        5.25%
                                      -----------     -----------  -----------
 A Class--maximum offering price
  per share
  ((100%/(100%-maximum sales
  charge) of net asset
  value adjusted to nearest
  cent))........................      $     11.65     $     10.71  $     10.48
                                      ===========     ===========  ===========
Net Asset Value
 B Class--offering price per
  share *.......................      $     11.02     $     10.27  $      9.92
                                      ===========     ===========  ===========
 Y Class--offering and
  redemption price per share....      $     11.04     $     10.28  $      9.92
                                      ===========     ===========  ===========

--------
* Redemption price per share varies based on length of time shares are held (Note 4).

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                            Statements of Operations
                   For the Six Months Ended January 31, 1999
                                  (Unaudited)

                                         Growth and    New Asia    Diversified
                           Growth Stock    Income       Growth     Fixed Income
                               Fund         Fund         Fund          Fund
                           ------------  -----------  -----------  ------------
Investment Income:
Interest income..........  $       --    $   157,697  $       --    $5,165,363
Dividend income..........    1,567,036       981,834      107,515          --
Withholding tax..........          --            --        (8,582)         --
                           -----------   -----------  -----------   ----------
  Total Income...........    1,567,036     1,139,531       98,933    5,165,363
                           -----------   -----------  -----------   ----------
Expenses:
Investment advisory fees.    1,520,968       697,283       75,867      519,544
Administration fees......      380,199       174,452       16,860      173,181
Distribution fees--A
 Class...................       52,831        29,073        6,233        8,043
Distribution fees--B
 Class...................       10,111        15,636          412        2,558
Custodian fees...........       17,010         8,394       46,436        6,860
Transfer agent fees......       56,881        44,151       24,928       35,580
Other....................      135,064        66,402       16,135       64,246
                           -----------   -----------  -----------   ----------
  Total expenses before
   voluntary fee
   reductions............    2,173,064     1,035,391      186,871      810,012
  Expenses voluntarily
   reduced...............     (111,248)      (54,397)     (19,081)    (170,250)
                           -----------   -----------  -----------   ----------
  Net Expenses...........    2,061,816       980,994      167,790      639,762
                           -----------   -----------  -----------   ----------
Net Investment Income
 (Loss)..................     (494,780)      158,537      (68,857)   4,525,601
                           -----------   -----------  -----------   ----------
Realized/Unrealized Gains
 (Losses) From
 Investments:
Net realized gains
 (losses) from investment
 transactions............   30,844,661     6,859,129   (1,961,365)   3,026,358
Net realized gains
 (losses) from foreign
 currency transactions...          --            --       (83,363)         --
Net change in unrealized
 appreciation
 (depreciation) from
 investments.............   41,315,602    17,940,066    4,518,466    2,390,183
Net change in unrealized
 appreciation
 (depreciation) from
 foreign currency
 transactions............          --            --        (1,869)         --
                           -----------   -----------  -----------   ----------
Net realized/unrealized
 gains (losses) from
 investments.............   72,160,263    24,799,195    2,471,869    5,416,541
                           -----------   -----------  -----------   ----------
Change in net assets
 resulting from
 operations..............  $71,665,483   $24,957,732  $ 2,403,012   $9,942,142
                           ===========   ===========  ===========   ==========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                            Statements of Operations
                   For the Six Months Ended January 31, 1999
                                  (Unaudited)

                                        Short Intermediate                   Tax-Free
                          U.S. Treasury   U.S. Treasury     Tax-Free    Short Intermediate
                           Securities       Securities     Securities       Securities
                              Fund             Fund           Fund             Fund
                          ------------- ------------------ -----------  ------------------
Investment Income:
Interest income.........   $  741,042       $  692,669     $11,407,910      $1,102,242
                           ----------       ----------     -----------      ----------
  Total Income..........      741,042          692,669      11,407,910       1,102,242
                           ==========       ==========     ===========      ==========
Expenses:
Investment advisory
 fees...................       71,380           61,484       1,283,140         124,523
Administration fees.....       23,793           24,593         427,713          49,809
Distribution fees--A
 Class..................        4,351            2,720          14,726           2,662
Distribution fees--B
 Class..................          --               --            2,227             --
Transfer agent fees.....       18,462           19,622          50,866          21,147
Other...................       13,683           14,926         175,905          29,877
                           ----------       ----------     -----------      ----------
  Total expenses before
   voluntary fee
   reductions...........      131,669          123,345       1,954,577         228,018
  Expenses voluntarily
   reduced..............      (37,413)         (32,538)       (416,354)        (39,155)
                           ----------       ----------     -----------      ----------
  Net Expenses..........       94,256           90,807       1,538,223         188,863
                           ----------       ----------     -----------      ----------
Net Investment Income
 (Loss).................      646,786          601,862       9,869,687         913,379
                           ----------       ----------     -----------      ----------
Realized/Unrealized
 Gains From Investments:
Net realized gains
 (losses) on investment
 transactions...........       10,856           97,287       2,812,218         114,829
Net change in unrealized
 appreciation
 (depreciation) from
 investments............      660,348          581,169       6,740,878         816,329
                           ----------       ----------     -----------      ----------
Net realized/unrealized
 gains (losses) from
 investments............      671,204          678,456       9,553,096         931,158
                           ----------       ----------     -----------      ----------
Change in net assets
 resulting from
 operations.............   $1,317,990       $1,280,318     $19,422,783      $1,844,537
                           ==========       ==========     ===========      ==========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                            Statements of Operations
                     For the Period Ended January 31, 1999
                                  (Unaudited)

                                           International
                                               Stock        Value      Small Cap
                                               Fund         Fund         Fund
                                            December 2,  December 3,  December 3,
                                              1998 to      1998 to      1998 to
                                            January 31,  January 31,  January 31,
                                             1999 (a)     1999 (a)     1999 (a)
                                           ------------- -----------  -----------
Investment Income:
Dividend income..........................   $  101,501   $   73,020    $ 77,285
Withholding tax..........................       (3,664)         --          --
                                            ----------   ----------    --------
  Total Income...........................       97,837       73,020      77,285
                                            ----------   ----------    --------
Expenses:
Investment advisory fees.................       95,946       39,264      56,401
Administration fees......................       17,445        9,861      10,255
Distribution fees--A Class...............           13           21          19
Distribution fees--B Class...............            6           56           8
Custodian fees...........................       15,100          708         708
Transfer agent fees......................        8,085        5,907       5,907
Other....................................       12,930        6,906       7,628
                                            ----------   ----------    --------
  Total expenses before voluntary fee
   reductions............................      149,525       62,723      80,926
  Expenses voluntarily reduced...........       (8,810)      (2,022)     (7,931)
                                            ----------   ----------    --------
  Net Expenses...........................      140,715       60,701      72,995
                                            ----------   ----------    --------
Net Investment Income (Loss).............      (42,878)      12,319       4,290
                                            ----------   ----------    --------
Realized/Unrealized Gains (Losses) From
 Investments:
Net realized gains (losses) from
 investment transactions.................       65,856     (214,008)        --
Net realized gains (losses) from foreign
 currency transactions...................     (327,152)         --          --
Net change in unrealized appreciation
 (depreciation) from investments.........    5,837,092    1,084,847     243,578
Net change in unrealized appreciation
 (depreciation) from foreign currency
 transactions............................         (983)         --          --
                                            ----------   ----------    --------
Net realized/unrealized gains (losses)
 from investments........................    5,574,813      870,839     243,578
                                            ----------   ----------    --------
Change in net assets resulting from
 operations..............................   $5,531,935   $  883,158    $247,868
                                            ==========   ==========    ========

--------
(a) Period from commencement of operations.

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets

                                Growth Stock Fund             Growth and Income Fund           New Asia Growth Fund
                          ------------------------------  ------------------------------  ------------------------------
                            For the Six    For the Year     For the Six    For the Year     For the Six    For the Year
                            Months Ended       Ended        Months Ended       Ended        Months Ended       Ended
                          January 31, 1999 July 31, 1998  January 31, 1999 July 31, 1998  January 31, 1999 July 31, 1998
                          ---------------- -------------  ---------------- -------------  ---------------- -------------
                            (Unaudited)                     (Unaudited)                     (Unaudited)
From Investment
 Activities:
Operations:
 Net investment income
  (loss)................    $   (494,780)  $   (281,128)    $    158,537   $    548,082     $   (68,857)    $   234,004
 Net realized gains
  (losses) from
  investment
  transactions..........      30,844,661     80,853,461        6,859,129     25,362,538      (1,961,365)     (7,081,708)
 Net realized gains
  (losses) from foreign
  currency transactions.             --             --               --             --          (83,363)       (234,378)
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........      41,315,602    (13,215,903)      17,940,066         (4,884)      4,518,466      (5,104,722)
 Net change in
  unrealized
  appreciation
  (depreciation) from
  foreign currency
  transactions..........             --             --               --             --           (1,869)         13,266
                            ------------   ------------     ------------   ------------     -----------     -----------
Change in net assets
 resulting from
 operations.............      71,665,483     67,356,430       24,957,732     25,905,736       2,403,012     (12,173,538)
                            ------------   ------------     ------------   ------------     -----------     -----------
Distributions to A Class
 Shareholders:
 From net investment
  income................          (1,014)           --            (1,866)       (11,210)         (5,526)            --
 In excess of net
  investment income.....             --          (3,666)             --             --              --              --
 From net realized
  gains.................      (2,466,570)    (1,563,676)        (950,873)      (376,436)            --         (256,220)
Distributions to B Class
 Shareholders:
 From net investment
  income................             --             --               --             (16)            (28)            --
 From net realized
  gains.................        (378,014)           --          (397,782)           --              --              --
Distributions to Y Class
 Shareholders:
 From net investment
  income................             --             --          (198,851)      (577,057)        (84,417)        (34,752)
 In excess of net
  investment income.....             --        (207,716)             --             --              --              --
 From net realized
  gains.................     (61,334,551)   (29,415,345)     (19,162,674)   (10,964,762)            --       (1,580,467)
                            ------------   ------------     ------------   ------------     -----------     -----------
Change in net assets
 from shareholder
 distributions..........     (64,180,149)   (31,190,403)     (20,712,046)   (11,929,481)        (89,971)     (1,871,439)
                            ------------   ------------     ------------   ------------     -----------     -----------
Capital Transactions:
 Proceeds from shares
  issued................      34,256,954     61,390,872       32,454,609     61,397,118       2,459,908      10,910,662
 Proceeds from shares
  issued in conjunction
  with common trust fund
  conversion............             --     120,286,123              --             --              --              --
 Dividends reinvested...      56,213,864     30,004,614       15,435,746     11,214,838          30,017       1,781,940
 Cost of shares
  redeemed..............     (41,303,926)   (65,643,901)     (28,106,315)   (40,516,157)     (4,906,845)     (4,232,779)
                            ------------   ------------     ------------   ------------     -----------     -----------
Change in net assets
 from share
 transactions...........      49,166,892    146,037,708       19,784,040     32,095,799      (2,416,920)      8,459,823
                            ------------   ------------     ------------   ------------     -----------     -----------
Change in net assets....      56,652,226    182,203,735       24,029,726     46,072,054        (103,879)     (5,585,154)
Net Assets:
 Beginning of period....     390,352,941    208,149,206      173,619,411    127,547,357      16,249,445      21,834,599
                            ------------   ------------     ------------   ------------     -----------     -----------
 End of period..........    $447,005,167   $390,352,941     $197,649,137   $173,619,411     $16,145,566     $16,249,445
                            ============   ============     ============   ============     ===========     ===========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets

                                                                                               Short Intermediate
                          Diversified Fixed Income Fund   U.S. Treasury Securities Fund  U.S. Treasury Securities Fund
                          ------------------------------  ------------------------------ ------------------------------
                            For the Six    For the Year     For the Six    For the Year    For the Six    For the Year
                            Months Ended       Ended        Months Ended       Ended       Months Ended       Ended
                          January 31, 1999 July 31, 1998  January 31, 1999 July 31, 1998 January 31, 1999 July 31, 1998
                          ---------------- -------------  ---------------- ------------- ---------------- -------------
                            (Unaudited)                     (Unaudited)                    (Unaudited)
From Investment
 Activities:
Operations:
 Net investment income
  (loss)................    $  4,525,601   $  8,386,557     $   646,786     $ 1,303,898    $   601,862     $ 1,603,671
 Net realized gains
  (losses) from
  investment
  transactions..........       3,026,358      1,495,447          10,856         144,578         97,287         164,505
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........       2,390,183      1,593,062         660,348         311,969        581,169          82,834
                            ------------   ------------     -----------     -----------    -----------     -----------
Change in net assets
 resulting from
 operations.............       9,942,142     11,475,066       1,317,990       1,760,445      1,280,318       1,851,010
                            ------------   ------------     -----------     -----------    -----------     -----------
Distributions to A Class
 Shareholders:
 From net investment
  income................         (53,312)       (73,933)        (30,157)        (57,773)       (16,852)        (31,037)
 From net realized
  gains.................         (21,470)           --              --              --          (3,262)            --
Distributions to B Class
 Shareholders:
 From net investment
  income................         (10,873)        (1,753)            --              --             --              --
 From net realized
  gains.................          (5,246)           --              --              --             --              --
Distributions to Y Class
 Shareholders:
 From net investment
  income................      (4,460,708)    (8,310,871)       (616,629)     (1,246,125)      (584,988)     (1,572,634)
 From net realized
  gains.................      (1,607,320)           --              --              --        (102,224)            --
                            ------------   ------------     -----------     -----------    -----------     -----------
Change in net assets
 from shareholder
 distributions..........      (6,158,929)    (8,386,557)       (646,786)     (1,303,898)      (707,326)     (1,603,671)
                            ------------   ------------     -----------     -----------    -----------     -----------
Capital Transactions:
 Proceeds from shares
  issued................      42,128,125     49,530,803       1,017,369         543,006      5,568,682       7,264,845
 Proceeds from shares
  issued in conjunction
  with common trust fund
  conversion............             --       8,914,400             --              --             --        9,573,342
 Dividends reinvested...       1,400,874        133,327         615,382       1,250,973        137,752          62,108
 Cost of shares
  redeemed..............     (25,697,584)   (34,710,871)     (1,491,391)     (3,901,485)    (7,678,778)    (18,990,957)
                            ------------   ------------     -----------     -----------    -----------     -----------
Change in net assets
 from share
 transactions...........      17,831,415     23,867,659         141,360      (2,107,506)    (1,972,344)     (2,090,662)
                            ------------   ------------     -----------     -----------    -----------     -----------
Change in net assets....      21,614,628     26,956,168         812,564      (1,650,959)    (1,399,352)     (1,843,323)
Net Assets:
 Beginning of period....     160,642,247    133,686,079      23,268,229      24,919,188     25,497,124      27,340,447
                            ------------   ------------     -----------     -----------    -----------     -----------
 End of period..........    $182,256,875   $160,642,247     $24,080,793     $23,268,229    $24,097,772     $25,497,124
                            ============   ============     ===========     ===========    ===========     ===========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets

                                                           Tax-Free Short Intermediate
                             Tax-Free Securities Fund            Securities Fund
                          ------------------------------  ------------------------------
                            For the Six    For the Year     For the Six    For the Year
                            Months Ended       Ended        Months Ended       Ended
                          January 31, 1999 July 31, 1998  January 31, 1999 July 31, 1998
                          ---------------- -------------  ---------------- -------------
                            (Unaudited)                     (Unaudited)
From Investment
 Activities:
Operations:
 Net investment income
  (loss)................    $  9,869,687   $ 17,682,859     $   913,379     $ 1,788,844
 Net realized gains
  (losses) from
  investment
  transactions..........       2,812,218      2,987,336         114,829         244,498
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........       6,740,878       (459,271)        816,329        (310,212)
                            ------------   ------------     -----------     -----------
Change in net assets
 resulting from
 operations.............      19,422,783     20,210,924       1,844,537       1,723,130
                            ------------   ------------     -----------     -----------
Distributions to A Class
 Shareholders:
 From net investment
  income................         (85,731)      (109,666)        (12,120)        (20,127)
 From net realized
  gains.................         (37,066)       (12,546)         (4,014)         (3,439)
Distributions to B Class
 Shareholders:
 From net investment
  income................          (8,092)        (2,202)            --              --
 From net realized
  gains.................          (4,359)           --              --              --
Distributions to Y Class
 Shareholders:
 From net investment
  income................      (9,775,821)   (17,570,991)       (901,259)     (1,768,717)
 From net realized
  gains.................      (3,625,235)    (1,612,136)       (217,551)       (214,455)
                            ------------   ------------     -----------     -----------
Change in net assets
 from shareholder
 distributions..........     (13,536,304)   (19,307,541)     (1,134,944)     (2,006,738)
                            ------------   ------------     -----------     -----------
Capital Transactions:
 Proceeds from shares
  issued................      23,680,962     47,935,386       9,592,626      11,343,317
 Proceeds from shares
  issued in conjunction
  with common trust fund
  conversion............             --     104,600,137             --       12,804,860
 Dividends reinvested...       3,674,844      1,683,385         230,415         233,743
 Cost of shares
  redeemed..............     (21,089,080)   (34,561,801)     (9,167,745)     (9,569,958)
                            ------------   ------------     -----------     -----------
Change in net assets
 from share
 transactions...........       6,266,726    119,657,107         655,296      14,811,962
                            ------------   ------------     -----------     -----------
Change in net assets....      12,153,205    120,560,490       1,364,889      14,528,354
Net Assets:
 Beginning of period....     419,869,786    299,309,296      52,662,716      38,134,362
                            ------------   ------------     -----------     -----------
 End of period..........    $432,022,991   $419,869,786     $54,027,605     $52,662,716
                            ============   ============     ===========     ===========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets
                                  (Unaudited)

                                       International
                                        Stock Fund   Value Fund   Small Cap Fund
                                       ------------- -----------  --------------
                                        December 2,  December 3,   December 3,
                                          1998 to      1998 to       1998 to
                                        January 31,  January 31,   January 31,
                                         1999 (a)     1999 (a)       1999 (a)
                                       ------------- -----------  --------------
From Investment Activities:
Operations:
 Net investment income (loss)........   $   (42,878) $    12,319   $     4,290
 Net realized gains (losses) from
  investment transactions............        65,856     (214,008)          --
 Net realized gains (losses) from
  foreign currency transactions......      (327,152)         --            --
 Net change in unrealized
  appreciation (depreciation) from
  investments........................     5,837,092    1,084,847       243,578
 Net change in unrealized
  appreciation (depreciation) from
  foreign currency transactions......          (983)         --            --
                                        -----------  -----------   -----------
Change in net assets resulting from
 operations..........................     5,531,935      883,158       247,868
                                        -----------  -----------   -----------
Distributions to A Class
 Shareholders:
 From net investment income..........           --           (11)           (4)
Distributions to B Class
 Shareholders:
 From net investment income..........           --           (14)           (1)
Distributions to Y Class
 Shareholders:
 From net investment income..........           --       (30,060)      (15,898)
                                        -----------  -----------   -----------
Change in net assets from shareholder
 distributions.......................           --       (30,085)      (15,903)
                                        -----------  -----------   -----------
Capital Transactions:
 Proceeds from shares issued.........    58,781,786   31,577,949    36,808,003
 Dividends reinvested................           --            29            33
 Cost of shares redeemed.............    (2,200,112)    (773,015)     (763,945)
                                        -----------  -----------   -----------
Change in net assets from share
 transactions........................    56,581,674   30,804,963    36,044,091
                                        -----------  -----------   -----------
Change in net assets.................    62,113,609   31,658,036    36,276,056
Net Assets:
 Beginning of period.................           --           --            --
                                        -----------  -----------   -----------
 End of period.......................   $62,113,609  $31,658,036   $36,276,056
                                        ===========  ===========   ===========

--------
(a) Period from commencement of operations.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Growth Stock Fund

                       Schedule of Portfolio Investments
                                January 31, 1999
                                  (Unaudited)

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------

 Common Stocks (98.8%)
 Aerospace/Defense (0.8%)
   104,450 B. F. Goodrich Co.....................................   $  3,551,300
                                                                    ------------
 Beverages (2.7%)
   309,884 PepsiCo, Inc..........................................     12,104,844
                                                                    ------------
 Commercial Services (0.7%)
    88,760 Sothebys Holdings, Inc., Class A......................      3,078,863
                                                                    ------------
 Computers & Peripherals (9.7%)
    77,900 Apple Computer, Inc. (b)..............................      3,208,506
   158,046 Cisco Systems (b).....................................     17,632,006
   172,985 Compaq Computer Corp. ................................      8,238,411
    46,530 Gateway 2000, Inc. (b)................................      3,594,443
    94,158 Sun Microsystems, Inc. (b)............................     10,522,157
                                                                    ------------
                                                                      43,195,523
                                                                    ------------
 Consumer Cyclicals (0.0%)
         0 Momentum Business Applications,
            Inc. (b).............................................              4
                                                                    ------------
 Consumer Goods & Services (2.6%)
    91,110 Clorox Co. ...........................................     11,400,139
                                                                    ------------
 Cosmetics/Personal Care (4.0%)
   305,070 Gillette Co. .........................................     17,922,863
                                                                    ------------
 Diversified Operations (1.4%)
    82,960 Tyco International Ltd. ..............................      6,393,105
                                                                    ------------
 Electrical Equipment (3.8%)
   163,501 General Electric Co. .................................     17,147,167
                                                                    ------------
 Electronic & Electrical (1.6%)
   134,054 SCI Systems, Inc. (b).................................      7,372,970
                                                                    ------------
 Environmental Services (1.5%)
   109,250 Republic Services, Inc., Class A (b)..................      2,253,281
    90,045 Waste Management, Inc. ...............................      4,496,622
                                                                    ------------
                                                                       6,749,903
                                                                    ------------
 Financial Services (3.2%)
   162,307 MBNA Corp.............................................      4,534,452
   115,040 Morgan Stanley, Dean Witter & Co. ....................      9,986,910
                                                                    ------------
                                                                      14,521,362
                                                                    ------------
 Food Processing & Packaging (3.3%)
    52,160 Hormel Foods Corp. ...................................      1,835,380

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------

 Common Stocks, continued
 Food Processing & Packaging, continued
   337,622 Sara Lee Corp. .......................................   $  8,609,361
   118,605 Suiza Foods Corp. (b).................................      4,217,890
                                                                    ------------
                                                                      14,662,631
                                                                    ------------
 Health Care (2.1%)
    96,070 Guidant Corp..........................................      5,662,126
   282,086 Health Management Associates,
            Inc. (b).............................................      3,543,705
                                                                    ------------
                                                                       9,205,831
                                                                    ------------
 Household Products (1.0%)
   102,563 Newell Co.............................................      4,262,775
                                                                    ------------
 Insurance (1.5%)
   218,540 Conseco, Inc..........................................      6,761,081
                                                                    ------------
 Leisure--Recreation, Gaming (1.2%)
   111,450 Carnival Corp. .......................................      5,468,016
                                                                    ------------
 Pharmaceuticals (17.0%)
    93,846 Abbott Laboratories...................................      4,357,974
    75,130 Bristol Myers Squibb Co. .............................      9,630,727
   119,122 Lilly (Eli) & Co. ....................................     11,160,242
   153,258 Pfizer, Inc. .........................................     19,712,809
   102,961 Pharmacia & Upjohn....................................      5,920,258
   227,760 Schering-Plough Corp..................................     12,412,920
   173,500 Warner Lambert Co.....................................     12,524,531
                                                                    ------------
                                                                      75,719,461
                                                                    ------------
 Retail (9.1%)
   408,496 Dollar General Corp...................................     10,186,869
    91,045 Gap, Inc. ............................................      5,843,951
   139,636 Kohl's Corp. (b)......................................      9,460,339
    94,725 Ross Stores, Inc......................................      3,741,638
   135,370 Wal-Mart Stores, Inc. ................................     11,641,819
                                                                    ------------
                                                                      40,874,616
                                                                    ------------
 Savings & Loans (1.5%)
   155,427 Washington Mutual, Inc................................      6,527,934
                                                                    ------------
 Semiconductors (3.5%)
    76,950 Intel Corp. ..........................................     10,845,141
    90,620 Vitesse Semiconductor Corp. (b).......................      4,683,921
                                                                    ------------
                                                                      15,529,062
                                                                    ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Growth Stock Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------

 Common Stocks, continued
 Software & Computer Services (13.3%)
    56,188 America Online, Inc. (b)..............................   $  9,871,529
    61,021 Compuware Corp. (b)...................................      4,042,641
   104,068 Microsoft Corp. (b)...................................     18,211,899
    94,202 Networks Associates (b)...............................      4,933,830
   116,770 Oracle Corp. (b)......................................      6,466,139
    93,020 Peoplesoft, Inc. (b)..................................      1,842,959
   120,750 Siebel Systems, Inc. (b)..............................      5,282,813
   204,225 Sterling Commerce, Inc. (b)...........................      8,768,911
                                                                    ------------
                                                                      59,420,721
                                                                    ------------
 Telecommunications--Services and Equipment (3.1%)
    96,820 Lucent Technologies, Inc..............................     10,898,301
    21,630 Nokia Corp.-- ADR.....................................      3,114,720
                                                                    ------------
                                                                      14,013,021
                                                                    ------------
 Transportation (1.2%)
   113,380 Kansas City Southern Industries, Inc..................      5,385,550
                                                                    ------------

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized
    appreciation.......... $160,053,100
   Unrealized
    depreciation.......... $ (7,060,625)
                           ------------
   Net unrealized
    appreciation.......... $152,992,475
                           ============

(b) Non-income producing securities

ADR--American Depository Receipts

                                  Security                            Market
  Shares                        Description                           Value
 --------- -----------------------------------------------------   ------------

 Common Stocks, continued
 Utilities--Telecommunications (9.0%)
   159,750 AT&T Corp............................................   $ 14,497,313
   128,764 Century Telephone Enterprises, Inc...................      8,755,952
   212,760 MCI Worldcom, Inc. (b)...............................     16,967,610
                                                                   ------------
                                                                     40,220,875
                                                                   ------------
  Total Common Stocks (Cost--$288,497,142)                          441,489,617
                                                                   ------------
 Investment Company (1.1%)
 4,887,452 The One Group Prime Money Market Fund (Fiduciary
            Shares).............................................      4,887,452
                                                                   ------------
  Total Investment Company
   (Cost--$4,887,452)                                                 4,887,452
                                                                   ------------
  Total Investments
   (Cost--$293,384,594) (a)--99.9%                                  446,377,069
  Other assets in excess of liabilities--0.1%                           628,098
                                                                   ------------
  Total Net Assets--100.0%                                         $447,005,167
                                                                   ============

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Growth and Income Fund

                       Schedule of Portfolio Investments
                                January 31, 1999
                                  (Unaudited)

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------

 Common Stocks (97.6%)
 Aerospace/Defense (1.1%)
    65,000 B. F. Goodrich Co.....................................   $  2,210,000
                                                                    ------------
 Automotive (0.9%)
    28,800 Ford Motor Co. .......................................      1,769,400
                                                                    ------------
 Banks (6.7%)
    56,970 Bank One Corp.  ......................................      2,983,804
    48,889 BankAmerica Corp. ....................................      3,269,452
    49,070 Chase Manhattan Corp. ................................      3,775,323
    97,305 U.S. Bancorp..........................................      3,277,962
                                                                    ------------
                                                                      13,306,541
                                                                    ------------
 Beverages (2.0%)
    13,710 Coca-Cola Co. ........................................        897,148
    76,975 PepsiCo, Inc. ........................................      3,006,836
                                                                    ------------
                                                                       3,903,984
                                                                    ------------
 Business Equipment & Services (1.5%)
    35,000 Miller (Herman), Inc..................................        662,813
    33,000 Pitney Bowes, Inc. ...................................      2,270,812
                                                                    ------------
                                                                       2,933,625
                                                                    ------------
 Chemicals (1.0%)
    60,750 Air Products & Chemical, Inc. ........................      2,042,719
                                                                    ------------
 Computers & Peripherals (11.6%)
    92,550 Cisco Systems (b).....................................     10,325,108
    61,550 Compaq Computer Corp. ................................      2,931,319
    45,800 EMC Corp. (b).........................................      4,986,475
    43,075 Sun Microsystems, Inc. (b)............................      4,813,631
                                                                    ------------
                                                                      23,056,533
                                                                    ------------
 Consumer Cyclicals (0.0%)
         1 Momentum Business Applications, Inc. (b)..............              9
                                                                    ------------
 Consumer Finance (0.7%)
    28,120 Countrywide Credit Industies, Inc.....................      1,335,700
                                                                    ------------
 Cosmetics/Personal Care (0.5%)
    17,910 Gillette Co. .........................................      1,052,213
                                                                    ------------
 Dialysis Centers (1.7%)
   141,390 Total Renal Care Holdings, Inc. (b)...................      3,296,154
                                                                    ------------

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------

 Common Stocks, continued
 Electrical Equipment (3.7%)
    46,340 General Electric Co...................................   $  4,859,907
    26,570 Solectron Corp. (b)...................................      2,366,391
                                                                    ------------
                                                                       7,226,298
                                                                    ------------
 Electronic & Electrical (0.6%)
    19,790 SCI Systems, Inc. (b).................................      1,088,450
                                                                    ------------
 Environmental Services (1.5%)
    58,529 Waste Management, Inc. ...............................      2,922,792
                                                                    ------------
 Financial Services (4.3%)
   106,995 Alliance Capital Management...........................      2,842,055
    31,810 Freddie Mac...........................................      1,972,220
    13,850 Morgan Stanley, Dean Witter & Co. ....................      1,202,353
    66,850 T. Rowe Price Associates, Inc.........................      2,444,203
                                                                    ------------
                                                                       8,460,831
                                                                    ------------
 Health Care (3.1%)
    61,850 Guidant Corp..........................................      3,645,284
   190,300 Health Management Associates, Inc. (b)................      2,390,644
                                                                    ------------
                                                                       6,035,928
                                                                    ------------
 Household Products (1.6%)
    20,135 Avery Dennison Corp. .................................        995,424
    50,000 Newell Co. ...........................................      2,078,125
                                                                    ------------
                                                                       3,073,549
                                                                    ------------
 Insurance (5.1%)
   103,592 Conseco, Inc..........................................      3,204,878
    42,700 Exel Ltd. (c) (b).....................................      2,724,794
    66,620 Marsh & McLennan Co., Inc.............................      4,188,732
                                                                    ------------
                                                                      10,118,404
                                                                    ------------
 Leisure--Recreation, Gaming (1.9%)
    78,100 Carnival Corp. .......................................      3,831,781
                                                                    ------------
 Machinery--Diversified (0.7%)
    30,000 Sundstrand Corp.......................................      1,335,000
                                                                    ------------
 Oil & Gas Exploration, Production, & Services (3.6%)
    41,150 Exxon Corp. ..........................................      2,898,504
    10,290 Mobil Corp. ..........................................        902,304
    30,375 Schlumberger Ltd......................................      1,446,609
    86,550 Ultramar Diamond Shamrock Corp. ......................      1,904,100
                                                                    ------------
                                                                       7,151,517
                                                                    ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Growth and Income Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

                                  Security                             Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   ------------

 Common Stocks, continued
 Pharmaceuticals (8.8%)
    37,000 Lilly (Eli) & Co. ....................................   $  3,466,438
    42,550 Pfizer, Inc. .........................................      5,472,993
    34,950 Pharmacia & Upjohn....................................      2,009,625
    64,910 Schering-Plough Corp..................................      3,537,595
    41,435 Warner Lambert Co. ...................................      2,991,089
                                                                    ------------
                                                                      17,477,740
                                                                    ------------
 Publishing (1.8%)
    33,675 McGraw-Hill Cos., Inc. ...............................      3,641,109
                                                                    ------------
 Restaurants (0.8%)
    29,424 Starbucks Corp. (b)...................................      1,531,887
                                                                    ------------
 Retail (7.2%)
   110,980 Dollar General Corp. .................................      2,767,564
    67,500 Gap, Inc. ............................................      4,332,656
    62,140 Kohl's Corp. (b)......................................      4,209,985
    17,250 Lowe's Co., Inc.......................................      1,005,891
    31,770 Walgreen Co. .........................................      1,985,625
                                                                    ------------
                                                                      14,301,721
                                                                    ------------
 Retail--Food Chain (0.3%)
    19,230 Whole Foods Market, Inc. .............................        616,562
                                                                    ------------
 Savings & Loans (1.5%)
    69,693 Washington Mutual, Inc................................      2,927,106
                                                                    ------------
 Semiconductors (1.2%)
    16,575 Intel Corp. ..........................................      2,336,039
                                                                    ------------
 Software & Computer Services (10.0%)
    42,800 BMC Software, Inc. (b)................................      1,998,225
    46,400 Cadence Design Systems, Inc. (b)......................      1,484,800
    51,960 Compuware Corp. (b)...................................      3,442,350
    37,175 Microsoft Corp. (b)...................................      6,505,625
    27,030 Oracle Corp. (b)......................................      1,496,786
    57,240 Peoplesoft, Inc. (b)..................................      1,134,068
    85,620 Sterling Commerce, Inc. (b)...........................      3,676,309
                                                                    ------------
                                                                      19,738,163
                                                                    ------------

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized
    appreciation......... $63,057,217
   Unrealized
    depreciation......... $(7,884,586)
                          -----------
   Net unrealized
    appreciation......... $55,172,631
                          ===========

(b) Non income producing security

(c) Name change to XL Capital Ltd., Class A effective 2/2/99.

                                 Security                            Market
  Shares                        Description                          Value
 --------- ----------------------------------------------------   ------------

 Common Stocks, continued
 Telecommunications--Services and Equipment (2.6%)
    29,250 Lucent Technologies, Inc............................   $  3,292,453
    29,180 Northern Telecom Ltd................................      1,841,988
                                                                  ------------
                                                                     5,134,441
                                                                  ------------
 Tobacco & Tobacco Products (0.9%)
    38,890 Philip Morris Cos., Inc. ...........................      1,827,830
                                                                  ------------
 Toys (0.5%)
    24,130 Hasbro, Inc.........................................        897,334
                                                                  ------------
 Transportation (2.1%)
    27,280 Comair Holdings, Inc................................      1,000,835
    64,390 Kansas City Southern Industries, Inc................      3,058,525
                                                                  ------------
                                                                     4,059,360
                                                                  ------------
 Utilities--Telecommunications (5.1%)
    28,880 ALLTEL Corp.........................................      1,864,565
    22,520 AT&T Corp...........................................      2,043,690
    47,950 MCI Worldcom, Inc. (b)..............................      3,824,013
    43,990 SBC Communications, Inc.............................      2,375,460
                                                                  ------------
                                                                    10,107,728
                                                                  ------------
 Water Treatment Systems (1.0%)
    88,625 United States Filter Corp. (b)......................      2,054,992
                                                                  ------------
  Total Common Stocks (Cost--$137,630,809)                         192,803,440
                                                                  ------------
 Investment Company (3.1%)
 6,205,756 The One Group Prime Money Market Fund, (Fiduciary
            Shares)............................................      6,205,756
                                                                  ------------
  Total Investment Company (Cost--$6,205,756)                        6,205,756
                                                                  ------------
  Total Investments (Cost--$143,836,565)
   (a)--100.7%                                                     199,009,196
  Liabilities in excess of other assets--(0.7)%                     (1,360,059)
                                                                  ------------
  Total Net Assets--100.0%                                        $197,649,137
                                                                  ============

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
New Asia Growth Fund

                       Schedule of Portfolio Investments
                                January 31, 1999
                                  (Unaudited)

  Shares
    or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Cash Sweep (8.5%)
 United States (8.5%)
 1,372,979 Union Bank of California Money Market Fund.............   $ 1,372,979
                                                                     -----------
  Total Cash Sweep (Cost--$1,372,979)..............................    1,372,979
                                                                     -----------
 Common Stocks (89.6%)
 China (2.0%)
 Commercial Services (1.1%)
   894,000 Shenzhen Expressway Co. Ltd. ..........................       176,521
                                                                     -----------
 Electricity--Generation (0.9%)
    39,900 Shandong Huaneng Power--ADR............................       147,131
                                                                     -----------
                                                                         323,652
                                                                     -----------
 Hong Kong (26.4%)
 Banks (1.6%)
    25,500 Dao Heng Bank Group Ltd. ..............................        62,855
     8,000 HSBC Holdings PLC (b)..................................       199,257
                                                                     -----------
                                                                         262,112
                                                                     -----------
 Commercial Services (1.7%)
   876,000 Jiangsu Expressway Co. Ltd.............................       170,705
   756,000 Zhejiang Expressway Co Ltd. ...........................       111,223
                                                                     -----------
                                                                         281,928
                                                                     -----------
 Construction (1.8%)
   159,000 Cheung Kong Infrastructure Holdings....................       294,453
                                                                     -----------
 Diversified--Conglomerates, Holding Companies (0.8%)
    74,000 Citic Pacific Ltd. ....................................       132,266
                                                                     -----------
 Electrical & Electronic (2.2%)
    85,000 Johnson Electric Holdings Ltd..........................       207,872
    39,000 Vtech Holdings Ltd.....................................       145,455
                                                                     -----------
                                                                         353,327
                                                                     -----------
 Manufacturing--Consumer Goods (1.6%)
   150,000 Varitronix International Ltd...........................       263,267
                                                                     -----------
 Paint & Related Products (1.7%)
   564,000 China Merchants Holdings International.................       278,405
                                                                     -----------

  Shares
    or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Common Stocks, continued
 Real Estate (4.4%)
    80,000 Cheung Kong Holdings Ltd. .............................   $   554,926
    23,000 Sun Hung Kai Properties Ltd. (b).......................       151,379
                                                                     -----------
                                                                         706,305
                                                                     -----------
 Telecommunications (4.1%)
   254,000 China Telecom Ltd. (b).................................       453,994
    70,000 SmarTone Telecommunications Holdings Ltd. .............       208,678
                                                                     -----------
                                                                         662,672
                                                                     -----------
 Textile/Apparel (0.8%)
    64,000 Li & Fung Ltd..........................................       123,890
                                                                     -----------
 Utilities--Electric (5.7%)
   120,000 CLP Holdings Ltd. .....................................       545,119
   125,500 Hong Kong Electric Holdings Ltd........................       367,651
                                                                     -----------
                                                                         912,770
                                                                     -----------
                                                                       4,271,395
                                                                     -----------
 India (6.3%)
 Telecommunications (2.6%)
    39,000 Mahanager Telephone Nigam Ltd.--GDR....................       412,425
                                                                     -----------
 Tobacco (3.7%)
    27,400 I.T.C. Ltd.--GDR.......................................       602,800
                                                                     -----------
                                                                       1,015,225
                                                                     -----------
 Indonesia (0.1%)
 Fisheries (0.0%)
     5,000 PT Daya Guna Samudera..................................         2,598
                                                                     -----------
 Retail (0.1%)
   490,000 PT Sona Topas Tourism Industry (b).....................        16,424
                                                                     -----------
                                                                          19,022
                                                                     -----------
 Malaysia (1.6%)
 Construction (0.7%)
   247,000 Metacorp Berhad........................................       129,185
                                                                     -----------
 Leisure--Recreation, Gaming (0.5%)
    59,000 Tanjong PLC............................................        73,886
                                                                     -----------

                                   Continued

PACIFIC CAPITAL FUNDS
New Asia Growth Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

  Shares
    or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Common Stocks, continued
 Telecommunications (0.4%)
   160,000 Technology Resources Industries Berhad.................   $    59,227
                                                                     -----------
                                                                         262,298
                                                                     -----------
 Philippines (3.8%)
 Banks (1.3%)
    87,200 Bank of Philippine Islands.............................       217,433
                                                                     -----------
 Real Estate (1.8%)
 1,471,000 SM Prime Holdings, Inc. ...............................       278,917
                                                                     -----------
 Telecommunications (0.7%)
     4,800 Philippine Long Distance Telephone Co. ................       112,208
                                                                     -----------
                                                                         608,558
                                                                     -----------
 Singapore (19.8%)
 Automotive (0.7%)
    30,000 Cycle & Carriage Ltd. .................................       117,887
                                                                     -----------
 Beverages (1.3%)
    59,000 Fraser & Neave Ltd. ...................................       205,697
                                                                     -----------
 Defense Engineering (2.1%)
   374,916 Singapore Technoligies Engineering Ltd. ...............       332,315
                                                                     -----------
 Electrical & Electronic (5.4%)
   183,000 JIT Holdings Ltd. .....................................       142,741
   117,000 Venture Manufacturing Ltd. ............................       508,157
   286,000 Wong's Circuits Holdings Ltd. .........................       217,360
                                                                     -----------
                                                                         868,258
                                                                     -----------
 Electronics (2.2%)
   121,000 Natsteel Electronics Ltd...............................       361,078
                                                                     -----------
 Foreign Banks (1.8%)
    43,000 Oversea-Chinese Banking Corp.
            Ltd. (b)..............................................       294,748
                                                                     -----------
 Machinery & Equipment (2.1%)
   362,000 Magnecomp International Ltd. ..........................       345,710
                                                                     -----------
 Real Estate (1.9%)
    74,000 City Developments Ltd. ................................       301,721
                                                                     -----------

  Shares
    or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Common Stocks, continued
 Telecommunication Equipment (2.3%)
   189,000 Datacraft Asia Ltd.....................................   $   372,330
                                                                     -----------
                                                                       3,199,744
                                                                     -----------
 South Korea (10.7%)
 Electrical & Electronic (4.4%)
     9,200 Samsung Electronics (b)................................       703,897
                                                                     -----------
 Steel (1.1%)
     9,300 Pohang Iron & Steel Ltd.--ADR..........................       174,375
                                                                     -----------
 Telecommunications (2.1%)
    10,220 Korea Telecom Corp. (b)................................       337,912
                                                                     -----------
 Utilities--Electric (3.1%)
    18,320 Korea Electric Power Corp..............................       504,385
                                                                     -----------
                                                                       1,720,569
                                                                     -----------
 Taiwan (12.5%)
 Computers & Peripherals (1.7%)
    19,000 Asustek Computer, Inc. (b).............................       158,750
    65,000 D-Link Corp. (b).......................................       120,687
                                                                     -----------
                                                                         279,437
                                                                     -----------
 Electrical & Electronic (9.8%)
    56,800 Compal Electronics, Inc................................       156,435
    29,000 Compeq Manufacturing Co. Ltd. (b)......................       152,561
    96,000 Hon Hai Precision Industry (b).........................       513,941
   225,000 Taiwan Semiconductor Manufactoring Co. (b).............       588,348
   138,000 Winbond Electronics Corp. (b)..........................       168,683
                                                                     -----------
                                                                       1,579,968
                                                                     -----------
 Insurance (1.0%)
    50,000 Cathay Life Insurance Co. Ltd..........................       154,727
                                                                     -----------
                                                                       2,014,132
                                                                     -----------
 Thailand (6.4%)
 Banks (0.8%)
   367,500 Bank of Ayudhya Public Co. Ltd. (b)....................       126,810
                                                                     -----------
 Brokerage Services (0.6%)
   437,700 Securities One Public Co. Ltd. (b).....................        99,504
                                                                     -----------

                                   Continued

PACIFIC CAPITAL FUNDS
New Asia Growth Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

  Shares
    or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Common Stocks, continued
 Entertainment--Television (1.8%)
    55,000 BEC World Public Co. Ltd...............................   $   288,768
                                                                     -----------
 Financial Services (0.1%)
    29,100 Industrial Finance Corp. of Thailand...................         9,057
                                                                     -----------
 Real Estate (1.1%)
   254,600 Land & House Public Co. Ltd. (b).......................       170,537
                                                                     -----------
 Telecommunications (2.0%)
    44,900 Advanced Info Service Public Co. Ltd. .................       335,383
                                                                     -----------
                                                                       1,030,059
                                                                     -----------
  Total Common Stocks (Cost $13,542,730)                              14,464,654
                                                                     -----------
 Rights (0.1%)
 South Korea (0.1%)
 Electrical & Electronic (0.1%)
       488 Samsung Electronics....................................        16,032
                                                                     -----------

--------
Forward Currency Contracts:

  Shares
    or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Taiwan (0.0%)
 Computers & Peripherals (0.0%)
       113 Compal Electronics, Inc................................   $        31
                                                                     -----------
  Total Rights (Cost $0)                                                  16,063
                                                                     -----------
 Warrants (0.7%)
 Hong Kong (0.0%)
 Construction (0.0%)
   225,000 Wai Kee Holdings Ltd., 6/30/00.........................         5,227
                                                                     -----------
 Philippines (0.7%)
 Restaurant (0.7%)
   208,000 Jollibee Foods Corp., 3/24/03..........................       108,051
                                                                     -----------
  Total Warrants (Cost--$101,101)                                        113,278
                                                                     -----------
  Total Investments (Cost--$15,016,810)
   (a)--98.9%                                                         15,966,974
  Other assets in excess of liabilities--1.1%                            178,592
                                                                     -----------
  Total Net Assets--100.0%                                           $16,145,566
                                                                     ===========

                                                                    Unrealized
                                         Delivery Contract Market  Appreciation/
   Currency                                Date    Value    Value  Depreciation
   --------                              -------- -------- ------- -------------
   Short Contracts:
   Singapore Dollars....................  2/4/99   59,677   59,931      254
   Thai Bahts...........................  2/1/99   36,657   36,707       50
                                          2/2/99  100,305  100,576      271
                                                  -------  -------     ----
   Total Short Contracts................          196,639  197,214      575
                                                  -------  -------     ----
   Long Contracts:
   Phillipine Peso......................  2/1/99   43,757   43,416     (341)
                                          2/2/99   26,867   26,797      (70)
                                          2/3/99   38,493   38,543       50
   Thai Bahts...........................  2/2/99    1,937    1,920      (17)
                                                  -------  -------     ----
   Total Long Contracts.................          111,054  110,676     (378)
                                                  -------  -------     ----

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized
    appreciation......... $ 2,292,006
   Unrealized
    depreciation......... $(1,341,842)
                          -----------
   Net unrealized
    appreciation......... $   950,164
                          ===========

(b) Non income producing securities.

ADR--American Depository Receipt
GDR--Global Depository Receipt
PLC--Public Limited Company

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Diversified Fixed Income Fund

                       Schedule of Portfolio Investments
                                January 31, 1999
                                  (Unaudited)

  Shares
    or
 Principal                         Security                            Market
  Amount                         Description                           Value
 ---------  -----------------------------------------------------   ------------
 Corporate Bonds (44.2%)
 Automotive (0.6%)
  1,000,000 Ford Motor Co., 7.25%, 10/1/08.......................   $  1,115,000
                                                                    ------------
 Banking (5.3%)
    950,000 Interamerica Development Bank, 8.50%, 3/15/11........      1,194,625
  5,000,000 JPM Capital Corp., 7.54%, 1/15/27....................      5,287,499
  2,000,000 Nationsbank Corp., 6.38%, 5/15/05....................      2,072,500
  1,000,000 Wachovia Corp., 6.38%, 2/1/09........................      1,057,500
                                                                    ------------
                                                                       9,612,124
                                                                    ------------
 Banking--Foreign (8.8%)
  5,000,000 Abbey National PLC, 6.69%, 10/17/05..................      5,287,499
  5,000,000 Bayerische Landesbank--NY, 6.38%, 8/31/00............      5,093,750
  2,250,000 Bayerische Landesbank--NY, 5.88%, 12/1/08............      2,311,875
  3,000,000 Swiss Bank Corp.--NY, 6.75%, 7/15/05.................      3,153,750
                                                                    ------------
                                                                      15,846,874
                                                                    ------------
 Brokerage Services (4.8%)
  5,000,000 Merrill Lynch & Co., Inc., 7.00%, 4/27/08............      5,425,000
    825,000 Merrill Lynch & Co., Inc., 7.15%, 7/30/12............        856,969
  2,500,000 Salomon, Inc., 6.70%, 7/5/00.........................      2,537,625
                                                                    ------------
                                                                       8,819,594
                                                                    ------------
 Electric Utility (0.8%)
  1,500,000 Duke Power Co., 8.00%, 11/1/99.......................      1,530,000
                                                                    ------------
 Finance (4.5%)
  1,125,000 Ford Motor Credit Co., 7.57%, 5/16/05................      1,154,531
  2,000,000 Natural Rural Utilities, 5.75%, 11/1/08..............      2,045,000
  5,000,000 Toyota Motor Credit Co., 5.50%, 12/15/08.............      4,962,500
                                                                    ------------
                                                                       8,162,031
                                                                    ------------

  Shares
    or
 Principal                         Security                            Market
  Amount                         Description                           Value
 ---------  -----------------------------------------------------   ------------
 Corporate Bonds, continued
 Financial Services (5.1%)
  2,000,000 Associates Corp. N.A., 6.00%, 4/15/03................   $  2,040,000
    500,000 Associates Corp. N.A., 7.75%, 2/15/05................        556,250
    500,000 General Electric Capital Corp., 8.25%, 11/1/04.......        571,875
  5,000,000 General Electric Capital Corp., 7.88%, 12/1/06.......      5,781,250
    400,000 Pitney Bowes Credit Corp., 6.80%, 10/1/01............        416,500
                                                                    ------------
                                                                       9,365,875
                                                                    ------------
 Health Care (2.7%)
  4,300,000 Johnson & Johnson, 8.72%, 11/1/24....................      5,009,500
                                                                    ------------
 Household Products (0.6%)
  1,000,000 Procter & Gamble Co., 5.25%, 9/15/03.................      1,007,500
                                                                    ------------
 Industrial (0.6%)
  1,000,000 EI Dupont De Nemours, 6.50%, 9/1/02..................      1,045,000
                                                                    ------------
 Insurance (0.7%)
    125,000 MBIA, Inc., 8.20%, 10/1/22...........................        137,813
  1,000,000 St. Paul Cos., Inc., 7.29%, 8/28/07..................      1,105,000
                                                                    ------------
                                                                       1,242,813
                                                                    ------------
 Oil & Gas--Exploration & Production Services (1.1%)
  1,450,000 Amoco Canada Petroleum Co., 7.95%, 10/1/22...........      1,585,938
    475,000 Societe Nationale Elf Aquitaine, 8.00%, 10/15/01.....        508,250
                                                                    ------------
                                                                       2,094,188
                                                                    ------------
 Restaurants (2.9%)
  1,000,000 McDonald's Corp., 6.50%, 8/1/07......................      1,083,750
  4,005,000 McDonald's Corp., 5.95%, 1/15/08.....................      4,180,219
                                                                    ------------
                                                                       5,263,969
                                                                    ------------
 Retail (2.3%)
  2,000,000 Wal-Mart Stores, Inc., 5.85%, 6/1/00.................      2,017,500

                                   Continued

PACIFIC CAPITAL FUNDS
Diversified Fixed Income Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

   Shares
     or
 Principal                         Security                            Market
   Amount                         Description                          Value
 ---------- ------------------------------------------------------  ------------
 Corporate Bonds, continued
 Retail, continued
  1,900,000 Wal-Mart Stores, Inc., 8.00%, 9/15/06.................  $  2,192,125
                                                                    ------------
                                                                       4,209,625
                                                                    ------------
 Supranational Agency (3.4%)
  3,000,000 Asian Development Bank, 6.50%, 9/21/02................     3,086,250
  3,000,000 Asian Development Bank, 6.13%, 3/9/04.................     3,082,500
                                                                    ------------
                                                                       6,168,750
                                                                    ------------
  Total Corporate Bonds (Cost $76,453,627)                            80,492,843
                                                                    ------------
 Yankee Bond (1.8%)
  1,000,000 Japan Finance Corp., 9.13%, 10/11/00..................     1,066,250
  2,000,000 Tokyo Metro Government, 9.25%, 11/08/00...............     2,147,500
                                                                    ------------
  Total Yankee Bond (Cost $3,146,553)                                  3,213,750
                                                                    ------------
 U.S. Government Agencies (26.4%)
 Federal Home Loan Bank (1.7%)
    500,000 6.06%, 2/13/02........................................       500,275
  2,500,000 6.05%, 3/12/03........................................     2,533,350
                                                                    ------------
                                                                       3,033,625
                                                                    ------------
 Federal Home Loan Mortgage Corp. (6.8%)
 12,000,000 5.75%, 4/15/08........................................    12,432,480
                                                                    ------------
 Federal National Mortgage Association (7.0%)
    825,000 5.36%, 2/19/99........................................       825,000
  1,450,000 6.38%, 8/14/01........................................     1,499,329
  1,000,000 6.38%, 1/16/02........................................     1,037,070
  4,500,000 5.75%, 6/15/05........................................     4,662,045
  2,100,000 7.69%, 9/13/06........................................     2,233,056
  1,300,000 6.76%, 7/16/07........................................     1,363,791
  1,000,000 6.88%, 9/10/12........................................     1,094,470
                                                                    ------------
                                                                      12,714,761
                                                                    ------------

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 U.S. Government Agencies, continued
 Private Export Funding Corp. (3.0%)
  5,000,000 6.49%, 7/15/07......................................   $  5,456,250
                                                                   ------------
 Student Loan Marketing Association (0.5%)
  1,000,000 5.40%, 2/10/99......................................      1,000,067
                                                                   ------------
 Tennessee Valley Authority (7.4%)
  2,805,000 5.28%, 9/14/01......................................      2,829,544
  5,000,000 6.38%, 6/15/05......................................      5,300,000
  5,300,000 5.38%, 11/13/08.....................................      5,341,658
                                                                   ------------
                                                                     13,471,202
                                                                   ------------
  Total U.S. Government Agencies (Cost $47,579,916)                  48,108,385
                                                                   ------------
 U.S. Treasury Notes (9.4%)
  1,750,000 6.75%, 4/30/00......................................      1,793,295
  4,000,000 6.13%, 12/31/01.....................................      4,160,920
  5,200,000 7.25%, 8/15/04......................................      5,839,808
  5,000,000 5.63%, 5/15/08......................................      5,324,950
                                                                   ------------
  Total U.S. Treasury Notes (Cost $16,427,488)                       17,118,973
                                                                   ------------
 U.S. Treasury Bonds (13.7%)
 15,000,000 7.25%, 5/15/16......................................     18,263,250
  6,000,000 6.25%, 8/15/23......................................      6,741,720
                                                                   ------------
  Total U.S. Treasury Bonds (Cost $22,372,955)                       25,004,970
                                                                   ------------
 Private Placement (2.8%)
 Health Care (2.8%)
  5,000,000 Bayer Corp., 6.50%, 10/1/02.........................      5,187,500
                                                                   ------------
  Total Private Placement (Cost $5,007,623)                           5,187,500
                                                                   ------------
 Investment Company (0.3%)
    529,290 The One Group Prime Money Market Fund (Fiduciary
             Shares)............................................        529,290
                                                                   ------------
  Total Investment Company (Cost $529,290)                              529,290
                                                                   ------------
  Total Investments
   (Cost $171,517,452) (a)--98.6%                                   179,655,711
  Other assets in excess of liabilities--1.4%                         2,601,164
                                                                   ------------
  Total Net Assets--100.0%                                         $182,256,875
                                                                   ============

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.. $8,579,628
   Unrealized depreciation.. $ (441,369)
                             ----------
   Net unrealized
    appreciation............ $8,138,259
                             ==========

PLC--Public Limited Company
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
U.S. Treasury Securities Fund

                       Schedule of Portfolio Investments
                                January 31, 1999
                                  (Unaudited)



 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 U.S. Treasury Notes (45.1%)
   350,000 7.13%, 9/30/99.........................................   $   355,576
 2,000,000 7.125%, 2/29/00........................................     2,050,980
 4,000,000 7.75%, 2/15/01.........................................     4,240,720
   980,000 8.00%, 5/15/01.........................................     1,050,491
   300,000 5.75%, 10/31/02........................................       310,878
   200,000 5.50%, 1/31/03.........................................       205,988
   450,000 5.75%, 8/15/03.........................................       469,845
 1,000,000 7.50%, 2/15/05.........................................     1,145,120
   450,000 6.50%, 5/15/05.........................................       493,335
   500,000 5.625%, 2/15/06........................................       526,510
                                                                     -----------
  Total U.S. Treasury Notes (Cost $10,353,037)                        10,849,443
                                                                     -----------
 U.S. Treasury Bonds (51.7%)
 2,150,000 7.63%, 2/15/07.........................................     2,325,419
 6,700,000 7.25%, 5/15/16.........................................     8,157,584
 1,750,000 6.25%, 8/15/23.........................................     1,966,335
                                                                     -----------
  Total U.S. Treasury Bonds (Cost $10,498,788)                        12,449,338
                                                                     -----------

 Shares or
 Principal                        Security                            Market
  Amount                         Description                           Value
 --------- ------------------------------------------------------   -----------
 Investment Company (1.1%)
   276,691 The One Group U.S. Treasury Securities Money Market
            Fund (Fiduciary Shares) .............................   $   276,691
                                                                    -----------
  Total Investment Company (Cost $276,691)                              276,691
                                                                    -----------
  Total Investments (Cost $21,128,516) (a)--97.9%                    23,575,472
  Other assets in excess of liabilities--2.1%                           505,321
                                                                    -----------
  Total Net Assets--100.0%                                          $24,080,793
                                                                    ===========

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.. $2,450,426
   Unrealized depreciation.. $   (3,470)
                             ----------
   Net unrealized
    appreciation............ $2,446,956
                             ==========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Short Intermediate U.S. Treasury Securities Fund

                       Schedule of Portfolio Investments
                                January 31, 1999
                                  (Unaudited)



 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 U.S. Treasury Notes (98.3%)
 1,800,000 6.25%, 5/31/00.........................................   $ 1,836,270
 3,000,000 6.50%, 5/31/01.........................................     3,122,160
 2,500,000 5.875%, 11/30/01.......................................     2,582,050
 1,700,000 6.13%, 12/31/01........................................     1,768,391
 1,700,000 6.25%, 8/31/02.........................................     1,786,258
 2,000,000 6.25%, 2/15/03.........................................     2,115,020
   400,000 5.75%, 8/15/03.........................................       417,640
 6,385,000 6.50%, 5/15/05.........................................     6,999,875
 2,900,000 5.625%, 2/15/06........................................     3,053,758
                                                                     -----------
  Total U.S. Treasury Notes (Cost $22,604,430)                        23,681,422
                                                                     -----------

 Shares or
 Principal                        Security                            Market
  Amount                         Description                           Value
 --------- ------------------------------------------------------   -----------
 Investment Company (0.3%)
    82,946 The One Group U.S. Treasury Securities Money Market
            Fund (Fiduciary Shares)..............................   $    82,946
                                                                    -----------
  Total Investment Company (Cost $82,946)                                82,946
                                                                    -----------
  Total Investments (Cost $22,687,376) (a)--98.6%                    23,764,368
                                                                    -----------
  Other assets in excess of liabilities--1.4%                           333,404
                                                                    -----------
  Total Net Assets--100.0%                                          $24,097,772
                                                                    ===========

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.. $1,079,733
   Unrealized depreciation.. $   (2,741)
                             ----------
   Net unrealized
    appreciation............ $1,076,992
                             ==========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                       Schedule of Portfolio Investments
                                January 31, 1999
                                  (Unaudited)

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Alternative Minimum Tax Paper (17.8%)
 Hawaii (17.8%)
  2,465,000 Hawaii Airports System Revenue, Second Series,
             7.50%, 7/1/20, FGIC, AMT...........................   $  2,634,469
  1,075,000 Hawaii Airports System Revenue, 7.00%, 7/1/10, FGIC.      1,169,063
    745,000 Hawaii Airports System Revenue, 7.38%, 7/1/11,
             AMBAC..............................................        794,356
    935,000 Hawaii Airports System Revenue, 7.30%, 7/1/20,
             AMBAC..............................................        996,944
    465,000 Hawaii Airports System Revenue, Second Series,
             7.50%, 7/1/09, FGIC................................        496,388
 15,375,000 Hawaii Airports System Revenue, Second Series,
             6.90%, 7/1/12, MBIA................................     18,680,624
  1,890,000 Hawaii Airports System Revenue, Second Series,
             7.00%, 7/1/18, MBIA................................      2,057,738
  1,500,000 Hawaii Airports System Revenue, Second Series,
             6.75%, 7/1/21, MBIA................................      1,623,750
  4,660,000 Hawaii Department of Budget & Finance, Special
             Purpose Mortgage Revenue, Citizens Utilities Co.
             Project, 6.60%, 7/1/22.............................      4,957,075
 11,000,000 Hawaii Department of Budget & Finance, Special
             Purpose Mortgage Revenue, Hawaii Electric Co.,
             Series A, 6.60%, 1/1/25, MBIA......................     12,347,499
  2,145,000 Hawaii Department of Budget & Finance, Special
             Purpose Mortgage Revenue, Hawaiian Electric Co. &
             Subsidiaries, 6.55%, 12/1/22, MBIA.................      2,372,906
  5,000,000 Hawaii Department of Budget & Finance, Special
             Purpose Revenue, Hawaii Electric Co., Series A,
             6.20%, 5/1/26, MBIA................................      5,531,249
  2,650,000 Hawaii Harbor Capital Improvement Revenue, 6.10%,
             7/1/07, FGIC.......................................      2,951,438

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Alternative Minimum Tax Paper, continued
 Hawaii, continued
  2,330,000 Hawaii Harbor Capital Improvement Revenue, 7.25%,
             7/1/10, MBIA.......................................   $  2,481,450
  3,260,000 Hawaii Harbor Capital Improvement Revenue, 7.00%,
             7/1/17, MBIA.......................................      3,455,600
  1,350,000 Hawaii Harbor Capital Improvement Revenue, 6.50%,
             7/1/19, FGIC.......................................      1,476,563
  4,660,000 Hawaii Harbor Capital Improvement Revenue, 6.38%,
             7/1/24, FGIC.......................................      5,166,775
  3,865,000 Hawaii Housing Finance & Development Corp., Single
             Family Mortgage Revenue, Series A, 6.00%, 7/1/26...      4,014,769
  1,500,000 Hawaii State Dept of Budget & Finance, 5.65%,
             10/1/27, Callable 10/1/12 @ 101....................      1,627,500
  2,095,000 Honolulu City & County, Series B, 7.25%, 2/1/08,
             Callable 2/1/00 @ 102, FGIC........................      2,201,426
                                                                   ------------
                                                                     77,037,582
                                                                   ------------
  Total Alternative Minimum Tax Paper (Cost $68,917,980).........    77,037,582
                                                                   ------------
 Municipal Bonds (81.2%)
 Arizona (1.1%)
  1,000,000 Arizona Unified School District, Maricopa County,
             GO, 5.40%, 7/1/12..................................      1,071,250
  2,150,000 Phoenix Arizona Civic Improvement Corp., 5.25%,
             7/1/16, Callable 7/1/07 @ 100, MBIA................      2,219,875
  1,000,000 Tempe Arizona GO, 4.90%, 7/1/12.....................      1,042,500
    200,000 Tucson Arizona Street And Highway User Revenue,
             5.00%, 7/1/15......................................        203,500
                                                                   ------------
                                                                      4,537,125
                                                                   ------------
 California (9.5%)
  4,500,000 California St Ref-Mbia-Ibc, 5.00%, 2/1/25, Callable
             2/1/08 @101, Oid...................................      4,505,624

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Municipal Bonds, continued
 California, continued
  2,190,000 East Bay California Municipal Utility District Water
             Systems, 5.00%, 6/1/26.............................   $  2,187,263
  2,000,000 Metropolitan Water District, 5.00%, 7/1/15, MBIA....      2,050,000
  1,000,000 Modesto District Finance Authority Revenue-Series A,
             5.00%, 9/1/16, Callable 9/1/08 @ 101...............      1,022,500
  3,725,000 Northern California Transmission, Oregon
             Transmission Project, 7.00%, 5/1/13, Series A,
             MBIA...............................................      4,726,093
  5,450,000 San Diego Public Facilities, 5.38%, 5/15/17,
             Callable 5/15/07 @ 101.............................      5,715,687
  1,950,000 San Francisco Calif City & County International
             Airport Revenue, 4.90%, 5/1/20.....................      1,945,125
  2,250,000 San Francisco Calif City & County Redevelopment
             Agency Hotel Tax, 5.00%, 7/1/25....................      2,247,188
  2,745,000 San Francisco California C&C Airport Community,
             International Airport Revenues, 5.63%, 5/1/21,
             Callable 5/1/06 @ 101, FGIC........................      2,902,838
  2,770,000 San Francisco Dist. Sales, 5.00%, 7/1/28............      2,766,538
  1,735,000 San Francisco, Bay Area Rapid Transit, District
             Sales Tax Revenue, 5.50%, 7/1/15, FGIC.............      1,847,775
  1,000,000 Saratoga Unified School District, 5.38%, 9/1/17,
             Callable 9/1/07 @ 102..............................      1,051,250
  7,000,000 State Department Water, Series P, 6.00%, 12/1/20,
             Callable 6/1/06 @ 101..............................      8,032,499
                                                                   ------------
                                                                     41,000,380
                                                                   ------------
 Colorado (0.2%)
  1,000,000 Adams & Arapaho County, 5.35%, 12/1/15, FGIC........      1,051,250
                                                                   ------------
 Florida (5.5%)
  2,750,000 Dade County, Water & Sewer, 5.50%, 10/1/15, FGIC....      2,935,625

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Municipal Bonds, continued
 Florida, continued
  3,000,000 Florida State, Bond Finance Department, General
             Services Environmental Revenue, 5.75%, 7/1/13,
             AMBAC..............................................   $  3,292,500
  5,000,000 Florida State, Turnpike Authority Revenue,
             Department of Transportation, 5.50%, 7/1/17, FGIC..      5,312,500
  2,000,000 Florida State, Turnpike Authority Revenue,
             Department of Transportation, Series A, 5.50%,
             7/1/21, FGIC.......................................      2,087,500
  4,875,000 Orange County, Public Tax Service, 6.00%, 10/1/24,
             FGIC...............................................      5,405,156
  3,725,000 Orlando, Utilities Community Water & Electric
             Revenue Refunding, Series D, 6.75%, 10/1/17........      4,572,438
                                                                   ------------
                                                                     23,605,719
                                                                   ------------
 Georgia (3.0%)
  1,865,000 Georgia Municipal Electric Authority, Series B,
             6.13%, 1/1/14, FGIC................................      2,030,519
  6,810,000 Georgia Municipal Electric Authority, 6.60%, 1/1/18,
             MBIA...............................................      8,240,100
  2,330,000 Metropolitan Atlanta, Rapid Transportation
             Authority, Sales Tax Revenue, Series P, 6.25%,
             7/1/11, AMBAC......................................      2,790,175
                                                                   ------------
                                                                     13,060,794
                                                                   ------------
 Hawaii (37.3%)
  1,000,000 Hawaii County Hawaii, 4.60%, 2/1/06.................      1,038,750
  1,000,000 Hawaii County Hawaii, 4.70%, 2/1/07.................      1,043,750
  1,000,000 Hawaii County Hawaii, 4.90%, 2/1/09.................      1,056,250
  2,320,000 Hawaii County, GO, 5.20%, 2/1/15....................      2,395,400
  1,375,000 Hawaii County, GO, Series A, 4.50%, 2/1/04, FGIC....      1,421,406

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

   Shares
     or
 Principal                         Security                            Market
   Amount                         Description                          Value
 ---------- ------------------------------------------------------  ------------
 Municipal Bonds, continued
 Hawaii, continued
  1,810,000 Hawaii County, GO, Series A, 5.00%, 2/1/10, FGIC......  $  1,907,288
  2,095,000 Hawaii County, GO, Series A, 5.10%, 2/1/13, FGIC......     2,189,275
    605,000 Hawaii County, GO, Series A, 5.60%, 5/1/13, FGIC......       676,088
  2,000,000 Hawaii County, Series A, 5.50%, 5/1/08, FGIC..........     2,212,500
  1,455,000 Hawaii Department Budget & Finance, Queens Health
             System, 5.88%, 7/1/11................................     1,596,863
  1,745,000 Hawaii Department Budget & Finance, Queens Health
             System, 6.05% , 7/1/16...............................     1,917,319
  4,105,000 Hawaii Department Budget & Finance, Special Purpose
             Mortgage Revenue, Hawaii Electric Light Co. Project,
             7.20%, 12/1/14, MBIA.................................     4,320,142
  4,400,000 Hawaii Department Budget & Finance, Special Purpose
             Mortgage Revenue, Queens Health System, 2.70%,
             7/1/26, LOC Morgan Guaranty..........................     4,399,999
  1,700,000 Hawaii Department Budget & Finance, Special Purpose
             Mortgage, Kapiolani Health Care System, 6.30%,
             7/1/08, Callable 7/1/03 @ 102, MBIA..................     1,872,125
  3,680,000 Hawaii Department Budget & Finance, Special Purpose
             Mortgage, Kapiolani Health Care System, 6.40%,
             7/1/13, Callable 7/1/03 @ 102, MBIA..................     4,084,800
  1,400,000 Hawaii Department Transportation, Special Facility
             Revenue, 5.75%, 3/1/13...............................     1,470,000
  1,400,000 Hawaii Harbor Capital Improvement Revenue, 6.20%,
             7/1/08, MBIA.........................................     1,522,500
  2,795,000 Hawaii Housing Finance & Development Corp., 5.70%,
             7/1/13, FNMA.........................................     2,910,294

   Shares
     or
 Principal                         Security                            Market
   Amount                        Description                           Value
 ---------- -----------------------------------------------------   ------------
 Municipal Bonds, continued
 Hawaii, continued
  5,980,000 Hawaii Housing Finance & Development Corp., 5.85%,
             7/1/17..............................................   $  6,226,674
  4,125,000 Hawaii Housing Finance & Development Corp., 7.00%,
             7/1/31, FNMA........................................      4,398,280
  1,565,000 Hawaii Housing Finance & Development Corp., Single
             Family Mortgage Purchase Revenue, Series B, 6.90%,
             7/1/16, FNMA........................................      1,668,681
  2,340,000 Hawaii Housing Finance & Development Corp.,
             University of Hawaii Housing, 5.70%, 10/1/25, AMBAC.      2,497,950
  3,000,000 Hawaii State, 5.00%, 4/1/17..........................      3,037,500
  2,850,000 Hawaii State Department Budget & Finance, 4.95%,
             4/1/12..............................................      2,985,375
  3,500,000 Hawaii State Deptartment Budget & Finance, Special
             Purpose Revenue the Queens Health System, Series B,
             5.25%, 7/1/23, Callable 7/1/08 @ 102................      3,583,125
  1,000,000 Hawaii State Highway Revenue, 5.00%, 7/1/16, FGIC....      1,007,500
  1,250,000 Hawaii State Highway Revenue, 5.25%, 7/1/16, Callable
             7/1/06 @ 102, MBIA..................................      1,285,938
  2,000,000 Hawaii State Series CN, 5.25%, 3/1/13, FGIC..........      2,115,000
  3,700,000 Hawaii State Series CN, 5.25%, 3/1/15, Callable
             3/1/07 @ 102, 3/1/09 @ 100..........................      3,838,750
  3,150,000 Hawaii State Series CR, 5.00%, 4/1/16, Callable
             4/1/08 @ 101, MBIA..................................      3,193,313
  2,000,000 Hawaii State, Series BZ, 6.00%, 10/1/12, FGIC........      2,330,000
  1,350,000 Hawaii State, Series CH, 4.75%, 11/1/11, MBIA........      1,409,063
  3,000,000 Hawaii State, Series CM, 6.50%, 12/1/13, FGIC........      3,652,500

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

   Shares
     or
 Principal                         Security                            Market
   Amount                        Description                           Value
 ---------- -----------------------------------------------------   ------------
 Municipal Bonds, continued
 Hawaii, continued
  3,500,000 Hawaii State, Series CN, 5.50%, 3/1/16, FGIC.........   $  3,911,250
  2,800,000 Hawaii State, Series CP, 5.00%, 10/1/13, FGIC........      2,908,500
  3,200,000 Hawaii State, Series CP, 5.00%, 10/1/15, FGIC........      3,260,000
  3,000,000 Hawaii State, Series CP, 5.00%, 10/1/16, Callable
             10/1/07 @ 101, FGIC.................................      3,041,250
  2,050,000 Hawaii State, Series CP, 5.00%, 10/1/17, FGIC........      2,073,063
  1,000,000 Hawaii, GO, Series CL, 5.25%, 3/1/16, FGIC...........      1,090,000
  1,860,000 Honolulu City & County Refunding & Improvement,
             Series B, 5.50%, 10/1/11, FGIC......................      2,057,625
    935,000 Honolulu City & County Refunding & Improvement,
             Series B, 5.25%, 10/1/12, FGIC......................      1,007,463
 10,000,000 Honolulu City & County Waste Water Systems Revenue,
             5.00%, 7/1/23, FGIC.................................      9,987,499
  1,535,000 Honolulu City & County Water, 6.00%, 12/1/10, FGIC...      1,790,194
  2,320,000 Honolulu City & County Water, 6.00%, 12/1/11, FGIC...      2,705,700
    935,000 Honolulu City & County Water, 6.00%, 12/1/14, FGIC...      1,085,769
  1,380,000 Honolulu City & County, GO, Series A, 5.00%, 11/1/12,
             MBIA................................................      1,455,900
  3,725,000 Honolulu City & County, Series A, 7.35%, 7/1/06,
             FGIC................................................      4,530,530
  3,000,000 Honolulu City & County, Series A, 6.00%, 1/1/11,
             FGIC................................................      3,442,500
  4,820,000 Honolulu City & County, Series A, 5.75%, 4/1/11,
             FGIC................................................      5,434,549
  2,330,000 Honolulu City & County, Series A, 5.75%, 4/1/12,
             FGIC................................................      2,618,338
  4,195,000 Honolulu City & County, Series A, 5.75%, 4/1/13,
             FGIC................................................      4,698,399
  3,000,000 Honolulu City & County, Series A, 5.63%, 9/1/13,
             Callable 9/1/06 @ 102...............................      3,322,500

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Municipal Bonds, continued
 Hawaii, continued
  2,000,000 Honolulu City & County, Series B, 5.00%, 11/1/15,
             Callable 11/1/07 @ 101, FGIC.......................   $  2,100,000
  1,010,000 Kauai County, 5.55%, 8/1/04.........................      1,098,375
  1,075,000 Kauai County, 5.65%, 8/1/05.........................      1,185,188
  1,130,000 Kauai County, 5.75%, 8/1/06.........................      1,259,950
  1,340,000 Kauai County, Series C, 5.90%, 8/1/09, AMBAC........      1,535,975
    935,000 Maui County Refunding, 5.25%, 9/1/06................        992,269
  1,180,000 Maui County Refunding, 5.13%, 12/15/10..............      1,233,100
    515,000 Maui County Water, Series A, 6.10%, 12/1/02, Pre-
             refunded 12/1/01 @ 101, FGIC, (b)..................        556,844
    545,000 Maui County Water, Series A, 6.20%, 12/1/03, FGIC...        590,644
    580,000 Maui County Water, Series A, 6.30%, 12/1/04, Pre-
             refunded 12/1/01@ 101, FGIC, (b)...................        630,025
    620,000 Maui County Water, Series A, 6.40%, 12/1/05, Pre-
             refunded 12/1/01 @ 101, FGIC, (b)..................        675,025
    565,000 Maui County Water, Series A, 6.50%, 12/1/06, Pre-
             refunded 12/1/01 @ 101, FGIC, (b)..................        617,263
    550,000 Maui County Water, Series A, 6.60%, 12/1/07, Pre-
             refunded 12/1/01 @ 101, FGIC, (b)..................        602,250
    655,000 Maui County Water, Series A, 6.65%, 12/1/09, Pre-
             refunded 12/1/01 @ 101, FGIC, (b)..................        718,044
  1,020,000 Maui County, GO, 5.90%, 6/1/14......................      1,115,625
  1,005,000 Maui County, Series A, 5.10%, 9/1/11, Callable
             9/1/07 @ 101.......................................      1,062,788
  1,160,000 Maui County, Series A, 5.13%, 3/1/15................      1,193,350
  2,040,000 Maui County, Series A, 5.38%, 3/1/17................      2,129,250
                                                                   ------------
                                                                    160,981,392
                                                                   ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Municipal Bonds, continued
 Idaho (0.1%)
    250,000 Idaho Health Facilities, St. Luke Medical Center,
             2.70, 5/1/22.......................................   $    250,000
                                                                   ------------
 Illinois (0.5%)
  2,220,000 Illinois Health Facilities, 3.20%*, 11/1/20, Loc-
             Rabobank Nederland.................................      2,220,000
                                                                   ------------
 Kansas (1.8%)
  3,725,000 Burlington Pollution Control Refunding, Kansas Gas &
             Electric Co. Project, 7.00%, 6/1/31................      4,055,594
  3,260,000 Kansas City, Utilities System, Revenue Refunding &
             Improvement, 6.38%, 9/1/23.........................      3,740,850
                                                                   ------------
                                                                      7,796,444
                                                                   ------------
 Maine (0.7%)
  2,795,000 Maine State Turnpike Authority, Turnpike Revenue,
             6.00%, 7/1/14......................................      3,144,375
                                                                   ------------
 Massachusetts (1.9%)
  4,790,000 Commonwealth of Massachusetts, Series B, 5.50%,
             7/1/15.............................................      5,298,938
  1,965,000 Massachusetts State Port Authority Revenue, Series
             A, 5.00%, 7/1/23, Callable 7/1/08 @ 101............      1,947,806
  1,000,000 Massachusetts State Water Pollution Abatement Trust,
             5.70%, 2/1/13......................................      1,092,500
                                                                   ------------
                                                                      8,339,244
                                                                   ------------
 Michigan (2.8%)
  6,900,000 Michigan Environmental Protection Program, GO,
             5.40%, 11/1/19.....................................      7,253,625
  2,245,000 Michigan Strategic Obligations Revenue, 6.95%,
             5/1/11.............................................      2,806,250
  2,250,000 Saline Area Schools, GO, 5.50%, 5/1/15, FGIC........      2,359,688
                                                                   ------------
                                                                     12,419,563
                                                                   ------------

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Municipal Bonds, continued
 Minnesota (0.5%)
  2,000,000 North St. Paul, Maplewood, Independent School
             District, No. 622, Series A, 6.88%, 2/1/15,
             Prefunded 2/1/05 @ 100.............................   $  2,345,000
                                                                   ------------
 New Jersey (0.8%)
  3,000,000 New Jersey Wastewater Treatment Trust, Series B,
             6.38%, 4/1/14......................................      3,423,750
                                                                   ------------
 New Mexico (1.2%)
  3,000,000 Rio Rancho Water & Waste Water Systems Revenue,
             Series A, 5.90%, 5/15/15, FSA......................      3,281,250
  1,625,000 Sante Fe, New Mexico, Gross Receipts Tax Revenue,
             5.63%, 6/1/16......................................      1,755,000
                                                                   ------------
                                                                      5,036,250
                                                                   ------------
 New York (1.2%)
  2,950,000 New York State Environmental Facilities Pollution
             Control, 5.125%, 6/15/16...........................      3,020,063
  2,000,000 Triborough Bridge & Tunnel Authority, New York
             Revenues, General Purpose, 5.30%, 1/1/17...........      2,050,000
                                                                   ------------
                                                                      5,070,063
                                                                   ------------
 North Carolina (1.2%)
  4,480,000 Easton Municipal Power Agency, 6.50%, 1/1/18, (b)...      5,443,200
                                                                   ------------
 Ohio (2.0%)
  2,320,000 Cleveland Package Facilities Revenue, 5.50%,
             9/15/16............................................      2,465,000
  1,630,000 Cleveland Waterworks Revenue, 6.25%, 1/1/16, MBIA...      1,760,400
  3,165,000 Columbus Airport Authority, 5.00%, 1/1/16...........      3,224,344
  1,000,000 Ohio Water Development Authority, Pollution Control,
             5.50%, 12/1/15, MBIA...............................      1,056,250
                                                                   ------------
                                                                      8,505,994
                                                                   ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Municipal Bonds, continued
 Oregon (0.6%)
  2,330,000 Umatilla County, School District Number 016R,
             Pendleton, 6.00%, 7/1/14, AMBAC....................   $  2,615,425
                                                                   ------------
 Pennsylvania (1.5%)
  2,505,000 Southeastern Pennsylvania Transportation Authority,
             6.00%, 3/1/14......................................      2,774,288
  3,150,000 Southeastern Pennsylvania Transportation Authority,
             Series A, 6.00%, 3/1/15, Callable 3/1/05 @ 101,
             FGIC...............................................      3,472,875
                                                                   ------------
                                                                      6,247,163
                                                                   ------------
 Puerto Rico (1.2%)
  3,000,000 Puerto Rico Comwlth Hwy & Trans Auth Trans Rev,
             5.00%, 7/01/2028, Callable, Oid....................      3,022,500
  2,000,000 Puerto Rico Public Buildings Authority Rev, 5.00%,
             7/1/27, Oid@92.691.................................      2,015,000
                                                                   ------------
                                                                      5,037,500
                                                                   ------------
 Tennessee (2.9%)
  2,000,000 Metropolitian Govt Nashville & Davidson County,
             5.00%, 1/1/19......................................      2,007,500
  2,000,000 Metropolitian Govt Nashville & Davidson County,
             4.75%, 1/1/22......................................      1,935,000
  6,300,000 Shelby County Refunding, Series A, 5.63%, 4/1/15....      6,867,000
  1,600,000 Shelby County Refunding, Series B, 5.25%, 8/1/17,
             Callable 8/1/07 @ 101..............................      1,660,000
                                                                   ------------
                                                                     12,469,500
                                                                   ------------

   Shares
     or
 Principal                        Security                            Market
   Amount                        Description                          Value
 ---------- ----------------------------------------------------   ------------
 Municipal Bonds, continued
 Virginia (3.3%)
  5,000,000 Commonwealth of Virginia Public School Authority,
             Special Obligation, Chesapeake School, 5.63%,
             6/1/15.............................................   $  5,499,999
  2,995,000 Fairfax County Public Improvement, Series A, 5.50%,
             6/1/14.............................................      3,227,113
  3,650,000 Norfolk Water Revenue, 5.75%, 11/1/13, MBIA.........      4,024,125
  1,750,000 Richmond Refunding, 5.20%, 1/15/14..................      1,826,563
                                                                   ------------
                                                                     14,577,800
                                                                   ------------
 Washington (0.4%)
  1,550,000 Washington State Healthcare, Fred Hutchinson Cancer
             Center, 3.25%*, 1/1/23.............................      1,550,000
                                                                   ------------
  Total Municipal Bonds (Cost $321,100,257)                         350,727,931
                                                                   ------------
 Investment Company (0.0%)
      6,620 Nuveen Tax Free Money Market Fund...................          6,620
                                                                   ------------
  Total Investment Company (Cost $6,620)                                  6,620
                                                                   ------------
  Total Investments (Cost $390,024,857) (a)--99.0%                  427,772,133
  Other assets in excess of liabilities--1.0%                         4,250,858
                                                                   ------------
  TOTAL NET ASSETS--100.0%                                         $432,022,991
                                                                   ============

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

--------
*Variable rate security. Rate presented represents rate in effect at January 31, 1999. Maturity reflects final maturity date.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation... $37,772,423
   Unrealized depreciation... $   (25,147)
                              -----------
   Net unrealized
   appreciation.............. $37,747,276
                              ===========

(b) Collaterized by various U.S. Government Securities.

AMBAC--AMBAC Indemnity Corporation
AMT--Alternative Minimum Tax Paper
FGIC--Insured by the Financial Guaranty Insurance Corporation
FNMA--Insured by Federal National Mortgage Association
FSA--Insured by Financial Security Assurance
GO--General Obligation
LOC--Letter of Credit
MBIA--Insured by Municipal Bond Insurance Association
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Tax-Free Short Intermediate Securities Fund

                       Schedule of Portfolio Investments
                                January 31, 1999
                                  (Unaudited)

  Shares
    or
 Principal                        Security                            Market
  Amount                         Description                           Value
 --------- ------------------------------------------------------   -----------
 Alternative Minimum Tax Paper (15.3%)
 Hawaii (13.4%)
 2,070,000 Hawaii State Airports Systems Revenue, 5.60%, 7/1/01..   $ 2,165,738
 2,000,000 Hawaii State Airports Systems Revenue, Second Series,
            5.45%, 7/1/00, MBIA..................................     2,057,500
 1,000,000 Hawaii State Housing Fin & Dev, Single Family, Series
            A, 4.55%, 7/1/02.....................................     1,015,000
 1,940,000 Hawaii State Housing Fin & Dev, Single Family, Series
            A, 4.75%, 7/1/06.....................................     1,971,525
                                                                    -----------
                                                                      7,209,763
                                                                    -----------
 Texas (1.9%)
 1,000,000 El Paso Apartment Revenue, 5.00%, 8/15/01, FGIC.......     1,036,250
                                                                    -----------
  Total Alternative Minimum Tax Paper
           (Cost $8,059,289)                                          8,246,013
                                                                    -----------
 Commercial Paper (5.5%)
 Florida (1.8%)
 1,000,000 Jacksonville Electric Authority, 3.00%, 2/2/99........     1,000,000
                                                                    -----------
 New York (3.7%)
 1,000,000 New York G.E., 2.70%, 2/2/99..........................     1,000,000
 1,000,000 New York G.E., 2.60%, 2/5/99..........................     1,000,000
                                                                    -----------
                                                                      2,000,000
                                                                    -----------
  Total Commercial Paper (Cost $3,000,000)                            3,000,000
                                                                    -----------
 Municipal Bonds (78.1%)
 Arizona (2.0%)
 1,000,000 Mesa Arizona Utility Systems Revenue, 5.00%, 7/1/08,
            MBIA.................................................     1,075,000
                                                                    -----------
 Connecticut (1.9%)
 1,000,000 Connecticut State, GO, Series E, 4.75%, 3/15/08,
            Callable 3/15/04 @ 101.50............................     1,051,250
                                                                    -----------
 Hawaii (38.8%)
 3,000,000 Hawaii State Airport System Revenue, 5.60%, 7/1/04....     3,251,249

  Shares
    or
 Principal                        Security                            Market
  Amount                         Description                           Value
 --------- ------------------------------------------------------   -----------
 Municipal Bonds, continued
 Hawaii, continued
 1,000,000 Hawaii State Highway Revenue, 6.00%, 7/1/04...........   $ 1,106,250
   250,000 Hawaii State Housing Fin & Dev, 3.30%*, 7/1/27........       250,000
 1,200,000 Hawaii State Housing Fin & Dev, Single Family, Series
            B, 4.80%, 7/1/07, FNMA...............................     1,231,500
 1,000,000 Hawaii State, GO, Series CP, 5.00%, 10/1/04, FGIC.....     1,062,500
 2,000,000 Hawaii State, GO, Series CL, 4.50%, 3/1/01............     2,047,500
 1,300,000 Hawaii State, GO, Series CP, 5.00%, 10/1/05, FGIC.....     1,387,750
 1,500,000 Hawaii State, GO, Series CP, 5.50%, 10/1/07, Series
            CP, FGIC.............................................     1,655,625
 1,000,000 Honolulu Hawaii City & County, 5.50%, 11/1/09.........     1,108,750
 1,150,000 Honolulu Hawaii City & County Waste Water Systems,
            5.00%, 7/1/09........................................     1,223,313
   370,000 Honolulu, City & County Improvement District, 6.20%,
            10/15/99.............................................       376,360
 1,400,000 Honolulu, City & County, GO, Series A, 5.25%, 9/1/02,
            FGIC.................................................     1,473,500
 1,000,000 Honolulu, City & County, GO, Series A, 5.10%, 11/1/08.     1,075,000
 1,450,000 Honolulu, City & County, GO, Series B, 5.00%,11/1/05,
            FGIC.................................................     1,547,875
   620,000 Maui County, GO, 5.35%, 6/1/00........................       637,050
 1,400,000 Maui County, GO, Series A, 5.25%, 3/1/08..............     1,520,750
                                                                    -----------
                                                                     20,954,972
                                                                    -----------
 Illinois (3.2%)
 1,700,000 Illinois Health Facilities, 3.20%*, 11/1/20, Loc-
            Rabobank Nederland...................................     1,700,000
                                                                    -----------
 Indiana (3.7%)
 2,000,000 Purdue University, 2.65%*, 7/1/17, Series H...........     2,000,000
                                                                    -----------

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Short Intermediate Securities Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

  Shares
    or
 Principal                        Security                            Market
  Amount                         Description                           Value
 --------- ------------------------------------------------------   -----------
 Municipal Bonds, continued
 Maine (2.0%)
 1,000,000 Maine Muni Bond Bank, 5.00%, 11/01/05, FSA............   $ 1,070,000
                                                                    -----------
 Maryland (1.9%)
 1,000,000 Maryland State and Local Facilities, GO, 5.00%,
            3/1/03...............................................     1,055,000
                                                                    -----------
 Michigan (2.0%)
 1,000,000 Farmington Public School District, 5.00%, 5/1/06......     1,072,500
                                                                    -----------
 Minnesota (5.5%)
 1,900,000 Minnesota State Revenue, Series A, 5.00%, 6/30/01,
            AMBAC................................................     1,973,625
 1,000,000 Minnesota State, GO, 5.00%, 8/1/00....................     1,026,250
                                                                    -----------
                                                                      2,999,875
                                                                    -----------
 Missouri (2.0%)
 1,000,000 Kansas City Water Revenue, 5.50%, 12/1/02.............     1,067,500
                                                                    -----------
 New York (1.8%)
   900,000 New York State Environmental Facilities Pollution
            Control Revenue, 5.00%, 6/15/03......................       950,625
                                                                    -----------
 Oregon (3.1%)
 1,065,000 Oregon State Dept, Admin Services Lottery Revenue,
            State Park Projects, Series A, 4.25%, 4/1/05, FSA....     1,094,288
   600,000 Oregon State, Series 73 E, 2.90%*, 12/01/16...........       600,000
                                                                    -----------
                                                                      1,694,288
                                                                    -----------

  Shares
    or
 Principal                        Security                            Market
  Amount                         Description                           Value
 --------- ------------------------------------------------------   -----------
 Municipal Bonds, continued
 Tennessee (2.5%)
 1,290,000 Nashville & Davidson County Health & Education
            Facility Board Revenue, Series A, 4.625%, 11/1/08,
            Callable 5/1/08 @ 101, MBIA..........................   $ 1,344,825
                                                                    -----------
 Texas (1.9%)
 1,000,000 Tarrant County Texas Health Facilities Development,
            4.75%, 9/1/00, AMBAC.................................     1,023,750
                                                                    -----------
 Utah (2.0%)
 1,000,000 Jordan Utah School District, Series A, 5.25%, 6/15/05.     1,083,750
                                                                    -----------
 Washington (1.9%)
 1,000,000 Washington State Healthcare, Fred Hutchinson Cancer
            Center, 3.25%*, 1/1/23...............................     1,000,000
                                                                    -----------
 Wisconsin (1.9%)
 1,000,000 Milwaukee, GO, 5.00%, 2/1/01..........................     1,031,250
                                                                    -----------
  Total Municipal Bonds (Cost $41,105,540)                           42,174,585
                                                                    -----------
 Investment Company (0.2%)
   136,818 Nuveen Tax Free Money Market Fund.....................       136,818
                                                                    -----------
  Total Investment Company (Cost $136,818)                              136,818
                                                                    -----------
  Total Investments (Cost $52,301,647) (a)--99.1%                    53,557,416
  Other assets in excess of liabilities--0.9%                           470,189
                                                                    -----------
  Total Net Assets--100.0%                                          $54,027,605
                                                                    ===========

--------
 *Variable rate security. Rate presented represents rate in effect at January 31, 1999. Maturity reflects final maturity date.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.....  $1,255,769
   Unrealized depreciation.....         (--)
                                 ----------
   Net unrealized appreciation.  $1,255,769
                                 ==========

(b) Collaterized by various U.S. Government Securities.
AMBAC--AMBAC Indemnity Corporation
FGIC--Insured by the Financial Guaranty Insurance Corporation
FSA--Insured by Financial Security Assurance
GO--General Obligation
MBIA--Insured by Municipal Bond Insurance Association
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
International Stock Fund

                       Schedule of Portfolio Investments
                                January 31, 1999
                                  (Unaudited)

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Cash Sweep (0.3%)
 United States (0.3%)
   187,768 Union Bank of California Money Market Fund.............   $   187,768
                                                                     -----------
  Total Cash Sweep (Cost--$187,768)                                      187,768
                                                                     -----------
 Common Stocks (99.8%)
 Belgium (1.4%)
 Telecommunications (1.4%)
    12,200 Mobistar SA (b)........................................       893,627
                                                                     -----------
 Brazil (0.5%)
 Telecommunications (0.5%)
    28,600 Tele Norte Leste Participacoes SA (b)..................       284,213
                                                                     -----------
 Canada (2.3%)
 Computers & Peripherals (1.8%)
    62,600 ATI Technologies, Inc. (b).............................     1,122,953
                                                                     -----------
 Oil & Gas Exploration, Production, & Services (0.5%)
    15,800 Talisman Energy, Inc. (b)..............................       282,383
                                                                     -----------
                                                                       1,405,336
                                                                     -----------
 Denmark (1.6%)
 Telecommunications (1.6%)
     7,500 Tele Danmark B.........................................     1,007,722
                                                                     -----------
 Finland (1.0%)
 Telecommunications (1.0%)
    32,100 Sonera Group Oyj (b)...................................       599,663
                                                                     -----------
 France (12.6%)
 Commercial Services (1.6%)
     3,500 Vivendi................................................     1,023,088
                                                                     -----------
 Computers (2.8%)
     5,500 Cap Gemini SA..........................................     1,085,549
    14,800 Dassault Systemes SA...................................       689,100
                                                                     -----------
                                                                       1,774,649
                                                                     -----------
 Financial Services (1.1%)
     7,100 Compagnie Financiere de Paribas Common.................       677,289
                                                                     -----------
 Medical Drugs (2.0%)
     3,100 Sanofi SA..............................................       609,038
     2,400 Synthelabo.............................................       610,514
                                                                     -----------
                                                                       1,219,552
                                                                     -----------

                                  Security                            Market
  Shares                         Description                           Value
 --------- ------------------------------------------------------   -----------

 Common Stocks, continued
 France, continued
 Retail (2.7%)
     4,000 Castorama Dubois......................................   $   908,504
     8,400 Etablissements Economiques du Casino Guichard-
            Perrachon SA.........................................       815,609
                                                                    -----------
                                                                      1,724,113
                                                                    -----------
 Television (2.4%)
     2,000 Canal Plus............................................       616,874
     4,400 Societe Television Francaise..........................       874,435
                                                                    -----------
                                                                      1,491,309
                                                                    -----------
                                                                      7,910,000
                                                                    -----------
 Germany (6.8%)
 Automobiles (3.0%)
     9,500 DaimlerChrysler AG (b)................................       989,303
    11,400 Volkswagen AG.........................................       894,580
                                                                    -----------
                                                                      1,883,883
                                                                    -----------
 Foreign Banks (1.7%)
     9,700 Deutsche Bank AG......................................       549,128
    12,000 Dresdner Bank AG......................................       486,504
                                                                    -----------
                                                                      1,035,632
                                                                    -----------
 Machinery & Equipment (2.1%)
     9,400 Mannesmann AG.........................................     1,327,960
                                                                    -----------
                                                                      4,247,475
                                                                    -----------
 Greece (0.7%)
 Foreign Banks (0.7%)
     1,600 National Bank Of Greece SA............................       441,410
                                                                    -----------
 Hong Kong (3.1%)
 Banks (0.9%)
    22,800 HSBC Holdings PLC (b).................................       567,883
                                                                    -----------
 Real Estate (1.2%)
   202,000 China Resources Enterprise Ltd. (b)...................       245,045
    70,000 Sun Hung Kai Properties Ltd. (b)......................       460,717
                                                                    -----------
                                                                        705,762
                                                                    -----------
 Retail (0.5%)
   309,300 Dairy Farms International Holdings Ltd................       321,672
                                                                    -----------
 Telecommunications (0.5%)
   174,000 China Telecom Ltd. (b)................................       311,004
                                                                    -----------
                                                                      1,906,321
                                                                    -----------

                                   Continued

PACIFIC CAPITAL FUNDS
International Stock Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Common Stocks, continued
 Ireland (1.0%)
 Foreign Banks (1.0%)
    28,000 Bank Of Ireland (b)....................................   $   642,520
                                                                     -----------
 Israel (0.8%)
 Satellite Telecommunications (0.8%)
     7,900 Gilat Satellite Networks Ltd. .........................       497,206
                                                                     -----------
 Italy (3.9%)
 Foreign Banks (0.8%)
    93,500 Unicredito Italino SpA.................................       508,609
                                                                     -----------
 Telecommunications (2.1%)
    93,800 Telecom Italia Mobile..................................       638,067
    65,700 Telecom Italia SpA.....................................       614,793
                                                                     -----------
                                                                       1,252,860
                                                                     -----------
 Television (1.0%)
    63,200 Mediaset SpA...........................................       633,027
                                                                     -----------
                                                                       2,394,496
                                                                     -----------
 Japan (14.4%)
 Audio--Video (0.8%)
     6,700 Sony Corp. (b).........................................       486,885
                                                                     -----------
 Capacitors (0.8%)
    41,000 Taiyo Yuden Co. Ltd. (b)...............................       486,584
                                                                     -----------
 Computer Software (0.9%)
    11,400 Fuji Soft ABC, Inc. (b)................................       588,235
                                                                     -----------
 Computers (2.1%)
    50,000 Fujitsu Ltd. (b).......................................       654,885
     8,600 Softbank Corp..........................................       630,873
                                                                     -----------
                                                                       1,285,758
                                                                     -----------
 Consumer Products--Cosmetics and Toiletries (0.9%)
    27,000 Kao Corp. (b)..........................................       545,665
                                                                     -----------
 Electrical & Electronic (1.8%)
     8,100 Advantest Corp. (b)....................................       658,978
    40,000 Minebea Co. Ltd........................................       443,412
                                                                     -----------
                                                                       1,102,390
                                                                     -----------
 Financial Services (1.1%)
     1,900 Shohkoh Fund & Co. Ltd.................................       674,836
                                                                     -----------

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Common Stocks, continued
 Japan, continued
 Foreign Banks (1.1%)
    29,000 Bank Of Tokyo-Mitsubishi Ltd...........................   $   344,668
    28,000 Sumitomo Bank Ltd. (b).................................       350,361
                                                                     -----------
                                                                         695,029
                                                                     -----------
 Health Care (0.0%)
     1,000 Terumo Corp............................................        21,500
                                                                     -----------
 Medical Drugs (0.7%)
    25,000 Banyu Pharmaceutical Ltd...............................       435,371
                                                                     -----------
 Optical Supplies (0.8%)
    10,000 Hoya Corp..............................................       511,696
                                                                     -----------
 Real Estate (0.6%)
    47,000 Mitsui Fudosan Co. Ltd. (b)............................       373,882
                                                                     -----------
 Retail (1.0%)
     5,000 Ryohin Keikaku Co. Ltd. (b)............................       651,444
                                                                     -----------
 Telecommunications (1.8%)
       116 DDI Corp. .............................................       445,923
        16 NTT Mobile Communications Network, Inc.................       674,235
                                                                     -----------
                                                                       1,120,158
                                                                     -----------
                                                                       8,979,433
                                                                     -----------
 Mexico (0.5%)
 Beverages (0.5%)
    13,000 Fomento Economico Mexicano SA (b)......................       287,625
                                                                     -----------
 Netherlands (3.6%)
 Electronics (1.1%)
     6,400 STMicroelectronics NV (b)..............................       668,800
                                                                     -----------
 Publishing (1.8%)
     9,000 VNU NV (b).............................................       367,944
     3,800 Wolters Kluwer NV......................................       750,662
                                                                     -----------
                                                                       1,118,606
                                                                     -----------
 Retail (0.7%)
    10,800 Koninklijke Ahold NV (b)...............................       419,456
                                                                     -----------
                                                                       2,206,862
                                                                     -----------
 Portugal (1.8%)
 Foreign Banks (1.0%)
    19,300 Banco Commercial Portugues SA..........................       605,803
                                                                     -----------

                                   Continued

PACIFIC CAPITAL FUNDS
International Stock Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

                                 Security                             Market
 Shares                         Description                            Value
 ------  --------------------------------------------------------   -----------
 Common Stocks, continued
 Portugal, continued
 Public Thoroughfares (0.8%)
   8,600 Brisa-Auto Estradas de Portugal SA......................   $   503,752
                                                                    -----------
                                                                      1,109,555
                                                                    -----------
 Singapore (2.2%)
 Electronics (1.0%)
 222,000 Natsteel Electronics Ltd................................       662,474
                                                                    -----------
 Foreign Banks (0.6%)
  50,000 Oversea-Chinese Banking Corp. Ltd. (b)..................       342,730
                                                                    -----------
 Real Estate (0.6%)
 253,000 DBS Land Ltd............................................       342,358
                                                                    -----------
                                                                      1,347,562
                                                                    -----------
 South Africa (0.6%)
 Computers (0.6%)
  77,000 Dimension Data Holdings Ltd.............................       350,967
                                                                    -----------
 Spain (5.5%)
 Construction (2.2%)
   8,600 Fomento de Construcciones Y Contrates SA (b)............       607,959
  10,800 Grupo Acciona SA Common.................................       706,452
                                                                    -----------
                                                                      1,314,411
                                                                    -----------
 Foreign Banks (0.8%)
  20,100 Argentaria, Caja Postal y Banco Hipotecario de Espana SA
          (b)....................................................       514,958
                                                                    -----------
 Restaurant (0.8%)
  53,600 TelePizza SA Common (b).................................       516,784
                                                                    -----------
 Retail (0.7%)
  15,900 Centros Comerciales Continente SA.......................       453,038
                                                                    -----------
 Tobacco (1.0%)
  26,400 Tabacalera SA (b).......................................       610,705
                                                                    -----------
                                                                      3,409,896
                                                                    -----------
 Sweden (1.2%)
 Telecommunication Equipment (1.2%)
   6,000 Europolitan Holdings AB.................................       718,762
                                                                    -----------
 Switzerland (5.6%)
 Foreign Banks (2.0%)
     210 Julius Baer Holding Ltd.................................       712,406
   1,700 UBS AG..................................................       549,761
                                                                    -----------
                                                                      1,262,167
                                                                    -----------

                                  Security                             Market
 Shares                         Description                             Value
 ------  ---------------------------------------------------------   -----------
 Common Stocks, continued
 Switzerland, continued
 Medical Drugs (2.3%)
     310 Novartis.................................................   $   580,099
      60 Roche Holding............................................       781,627
                                                                     -----------
                                                                       1,361,726
                                                                     -----------
 Telecommunications (1.3%)
   1,900 Swisscom AG..............................................       828,622
                                                                     -----------
                                                                       3,452,515
                                                                     -----------
 Taiwan (0.9%)
 Electronics (0.9%)
  28,900 Taiwan Semiconductor Manufacturing Co. (b)...............       578,000
                                                                     -----------
 United Kingdom (16.4%)
 Defense Engineering (0.6%)
  50,900 British Aerospace PLC (b)................................       383,810
                                                                     -----------
 Electrical & Electronic (1.6%)
  24,000 ARM Holdings PLC (b).....................................       650,549
  41,000 National Grid Group PLC (b)..............................       332,902
                                                                     -----------
                                                                         983,451
                                                                     -----------
 Electricity--Generation (0.7%)
  38,400 British Energy PLC (b)...................................       431,807
                                                                     -----------
 Electronics (0.2%)
   1,200 ARM Holdings PLC (b).....................................        96,000
                                                                     -----------
 Foreign Banks (1.3%)
  20,800 Abbey National PLC (b)...................................       407,993
  33,100 Lloyds TSB Group PLC (b).................................       428,761
                                                                     -----------
                                                                         836,754
                                                                     -----------
 Human Resources (0.9%)
  63,400 Capita Group PLC (b).....................................       589,510
                                                                     -----------
 Medical Drugs (0.9%)
  42,200 SmithKline Beecham PLC (b)...............................       566,742
                                                                     -----------
 Multimedia (0.7%)
  19,100 Pearson PLC (b)..........................................       426,107
                                                                     -----------
 Publishing (1.0%)
  11,800 British Energy PLC (b)...................................       240,569
  38,900 United News & Media PLC (b)..............................       353,714
                                                                     -----------
                                                                         594,283
                                                                     -----------

                                   Continued

PACIFIC CAPITAL FUNDS
International Stock Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

                                  Security                             Market
 Shares                         Description                             Value
 ------  ---------------------------------------------------------   -----------
 Common Stocks, continued
 United Kingdom, continued
 Retail (2.2%)
  35,900 Dixons Group PLC (b).....................................   $   595,664
  37,500 Great Universal Stores PLC (b)...........................       480,828
  31,200 W.H. Smith Group PLC Common (b)..........................       304,457
                                                                     -----------
                                                                       1,380,949
                                                                     -----------
 Telecommunications (4.7%)
  20,400 British Telecommunications PLC (b).......................       310,667
  64,400 Cable & Wireless Communications
          PLC (b).................................................       837,908
  41,700 COLT Telecom Group PLC (b)...............................       863,161
  48,500 Vodafone Group PLC Common (b)............................       942,965
                                                                     -----------
                                                                       2,954,701
                                                                     -----------
 Television (1.1%)
 144,000 TeleWest Communications PLC (b)..........................       658,829
                                                                     -----------
 Tobacco (0.5%)
  46,500 Gallaher Group PLC (b)...................................       328,860
                                                                     -----------
                                                                      10,231,803
                                                                     -----------
 United States (11.4%)
 Computer Software (1.1%)
  19,700 Newbridge Networks Corp. (b).............................       707,969
                                                                     -----------
 Computers--Integrated Systems (1.8%)
  24,300 ASM Lithography Holding..................................     1,129,950
                                                                     -----------

                                 Security                             Market
 Shares                         Description                            Value
 ------  --------------------------------------------------------   -----------
 Common Stocks, continued
 United States, continued
 Medical Drugs (0.5%)
  16,100 Shire Pharmaceuticals Group PLC (b).....................   $   340,113
                                                                    -----------
 Telecommunication Equipment (2.9%)
  12,300 Nokia Oyj...............................................     1,771,200
                                                                    -----------
 Telecommunications (5.1%)
   8,000 Cellular Communications International, Inc. (b).........       639,499
   9,900 Esat Telecom Group PLC (b)..............................       481,388
   9,700 Global Crossing Ltd.....................................       512,888
  11,000 Global TeleSystems Group, Inc. (b)......................       688,874
   9,200 Magyar Tavkozlesi Rt....................................       285,775
   3,876 Telefonica SA...........................................       535,857
                                                                    -----------
                                                                      3,144,281
                                                                    -----------
                                                                      7,093,513
                                                                    -----------
  Total Common Stocks (Cost $56,159,390)                             61,996,482
                                                                    -----------
  Total Investments (Cost $56,347,158)
   (a) (100.1%)                                                      62,184,250
  Liabilities in excess of other assets (-0.1%)                         (70,641)
                                                                    -----------
  Total Net Assets (100.0%)                                         $62,113,609
                                                                    ===========

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.  $ 6,894,157
   Unrealized depreciation.  $(1,057,065)
                             -----------
   Net unrealized
    appreciation...........  $ 5,837,092
                             ===========

(b)Non income producing security

PLC--Public Limited Company
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Value Fund

                       Schedule of Portfolio Investments
                                January 31, 1999
                                  (Unaudited)

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Common Stocks (97.4%)
 Aerospace/Defense (2.8%)
    11,530 B. F. Goodrich Co. ....................................   $   392,020
    14,030 Boeing Co. ............................................       484,912
                                                                     -----------
                                                                         876,932
                                                                     -----------
 Automotive (2.1%)
    10,820 Ford Motor Co. ........................................       664,754
                                                                     -----------
 Banks (11.6%)
    16,810 Bank One Corp. ........................................       880,423
    16,750 BankAmerica Corp. .....................................     1,120,155
     8,660 BankBoston Corp. ......................................       319,879
     8,140 First Union Corp. .....................................       428,368
    25,160 Wells Fargo Co. .......................................       879,028
                                                                     -----------
                                                                       3,627,853
                                                                     -----------
 Chemicals (2.3%)
    14,500 E.I. du Pont de Nemours & Co. .........................       742,219
                                                                     -----------
 Computers & Peripherals (8.3%)
    12,500 Apple Computer, Inc. (b)...............................       514,844
    12,300 Compaq Computer Corp. .................................       585,788
     4,700 Hewlett-Packard Co. ...................................       368,363
     2,150 International Business Machines Corp. .................       393,988
     6,675 Sun Microsystems, Inc. (b).............................       745,930
                                                                     -----------
                                                                       2,608,913
                                                                     -----------
 Containers--Metal, Glass, Paper, Plastic (0.5%)
     4,960 Bemis Co., Inc. .......................................       168,640
                                                                     -----------
 Cosmetics/Personal Care (1.8%)
    11,290 Kimberly Clark Corp. ..................................       562,383
                                                                     -----------
 Dialysis Centers (1.1%)
    14,870 Total Renal Care Holdings, Inc. (b)....................       346,657
                                                                     -----------
 Electrical Equipment (1.8%)
     9,600 Emerson Electric Co. ..................................       558,600
                                                                     -----------
 Electronic & Electrical (3.3%)
     4,470 Motorola, Inc. ........................................       322,958
     5,000 SCI Systems, Inc. (b)..................................       275,000
     4,590 Texas Instruments, Inc. ...............................       453,836
                                                                     -----------
                                                                       1,051,794
                                                                     -----------
 Entertainment (0.9%)
     8,700 Walt Disney Co. .......................................       287,100
                                                                     -----------

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Common Stocks, continued
 Financial Services (6.0%)
    10,770 Freddie Mac............................................   $   667,740
    13,910 Morgan Stanley, Dean Witter & Co. .....................     1,207,562
                                                                     -----------
                                                                       1,875,302
                                                                     -----------
 Food Products (0.8%)
    16,480 Archer-Daniels-Midland Co. ............................       249,260
                                                                     -----------
 Health Care (1.0%)
    14,500 Healthcare Realty Trust, Inc. .........................       329,875
                                                                     -----------
 Insurance (5.1%)
    27,120 Conseco, Inc. .........................................       839,025
    12,070 Exel Ltd. (c) (b)......................................       770,217
                                                                     -----------
                                                                       1,609,242
                                                                     -----------
 Machinery--Diversified (0.9%)
    17,740 Thermo Electron Corp. (b)..............................       294,928
                                                                     -----------
 Medical Supplies (1.3%)
     5,960 Baxter International, Inc. ............................       422,788
                                                                     -----------
 Multimedia (1.1%)
     5,610 Time Warner, Inc. .....................................       350,625
                                                                     -----------
 Oil & Gas--Exploration & Production Services (9.6%)
     5,000 Chevron Corp. .........................................       373,750
    16,900 Exxon Corp. ...........................................     1,190,393
     5,000 Halliburton Co. .......................................       148,438
     9,250 Phillips Petroleum Co. ................................       357,281
     6,820 Schlumberger Ltd. .....................................       324,803
     8,840 Texaco, Inc. ..........................................       418,795
    10,850 Ultramar Diamond Shamrock Corp. .......................       238,700
                                                                     -----------
                                                                       3,052,160
                                                                     -----------
 Paper Products (1.0%)
     5,500 Temple-Inland, Inc. ...................................       313,844
                                                                     -----------
 Publishing (1.1%)
     3,240 McGraw-Hill Cos., Inc. ................................       350,325
                                                                     -----------
 Raw Materials (0.7%)
    25,000 Bethlehem Steel Corp. (b)..............................       215,625
                                                                     -----------

                                   Continued

PACIFIC CAPITAL FUNDS
Value Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Common Stocks, continued
 Retail (1.5%)
     2,750 Lowe's Co., Inc. ......................................   $   160,359
     7,840 Ross Stores, Inc. .....................................       309,680
                                                                     -----------
                                                                         470,039
                                                                     -----------
 Retail--Grocery Stores (0.8%)
     4,320 Albertson's, Inc. .....................................       263,520
                                                                     -----------
 Retail-Food Chain (0.3%)
     3,000 Whole Foods Market, Inc. ..............................        96,188
                                                                     -----------
 Software & Computer Services (0.3%)
     2,120 Computer Associates International, Inc. ...............       107,325
                                                                     -----------
 Telecommunications-Services and Equipment (1.6%)
     8,080 Northern Telecom Ltd. .................................       510,050
                                                                     -----------
 Tobacco & Tobacco Products (1.7%)
    11,720 Philip Morris Cos., Inc. ..............................       550,840
                                                                     -----------
 Toys (2.0%)
    17,090 Hasbro, Inc. ..........................................       635,534
                                                                     -----------
 Transportation (5.1%)
    20,930 Kansas City Southern Industries, Inc. .................       994,175
    12,180 Union Pacific Corp. ...................................       626,509
                                                                     -----------
                                                                       1,620,684
                                                                     -----------
 Utilities (1.8%)
    15,730 Unicom Corp. ..........................................       560,381
                                                                     -----------
 Utilities--Electric (4.5%)
    17,000 DQE, Inc. .............................................       670,438
    12,380 Duke Energy Corp. .....................................       765,238
                                                                     -----------
                                                                       1,435,676
                                                                     -----------

                                  Security                           Market
  Shares                        Description                           Value
 --------- -----------------------------------------------------   -----------

 Common Stocks, continued
 Utilities--Telecommunications (11.2%)
     5,620 ALLTEL Corp. ........................................   $   362,841
    12,000 AT&T Corp. ..........................................     1,088,999
     6,620 BellSouth Corp. .....................................       295,418
     5,640 GTE Corp. ...........................................       380,700
    12,170 MCI Worldcom, Inc. (b)...............................       970,557
     7,700 SBC Communications, Inc. ............................       415,800
                                                                   -----------
                                                                     3,514,315
                                                                   -----------
 Water Treatment Systems (1.5%)
    20,890 United States Filter Corp. (b).......................       484,387
                                                                   -----------
  Total Common Stocks (Cost $29,738,373)                            30,808,758
                                                                   -----------
 Depository Receipts (0.6%)
     1,500 S & P 500 Depository Receipt.........................       191,484
                                                                   -----------
  Total Depository Receipts (Cost $177,022)                            191,484
                                                                   -----------
 Investment Company (3.4%)
 1,086,915 The One Group Prime Money Market Fund, (Fiduciary
            Shares).............................................     1,086,915
                                                                   -----------
  Total Investment Company (Cost $1,086,915)                         1,086,915
                                                                   -----------
  Total Investments (Cost $31,002,310)
   (a) (101.4%)                                                     32,087,157
  Liabilities in excess of other assets (-1.4%)                       (429,121)
                                                                   -----------
  Total Net Assets (100.0%)                                        $31,658,036
                                                                   ===========

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation... $ 2,167,697
   Unrealized depreciation... $(1,082,850)
                              -----------
   Net unrealized
   appreciation.............. $ 1,084,847
                              ===========

(b) Non income producing security
(c) Name change to XL Capital Ltd., Class A effective 2/2/99.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Small Cap Fund

                       Schedule of Portfolio Investments
                                January 31, 1999
                                  (Unaudited)

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Common Stocks (98.3%)
 Banks (9.5%)
    15,400 Community Bank System, Inc. ...........................   $   425,425
    23,300 Community First Bankshares, Inc. ......................       452,894
    16,600 F.N.B. Corp. ..........................................       410,850
    18,000 First Republic Bank, Inc. (b)..........................       438,750
    24,400 Fulton Financial Corp. ................................       501,725
    31,100 Imperial Bancorp (b)...................................       571,462
    27,500 Peoples Heritage Financial Group.......................       495,000
     9,700 Silicon Valley Bancshares (b)..........................       182,481
                                                                     -----------
                                                                       3,478,587
                                                                     -----------
 Building & Construction (5.1%)
    17,600 Beazer Homes USA, Inc. (b).............................       475,200
    19,400 NCI Building Systems, Inc. ............................       518,949
    15,700 Nortek, Inc. (b).......................................       435,675
    10,400 NVR, Inc. (b)..........................................       464,100
                                                                     -----------
                                                                       1,893,924
                                                                     -----------
 Building--Mobile Homes (2.4%)
    16,100 Coachman Industries, Inc. .............................       402,500
    27,700 Modtech, Inc. (b)......................................       450,125
                                                                     -----------
                                                                         852,625
                                                                     -----------
 Casino Services (1.1%)
     7,500 Anchor Gaming (b)......................................       407,813
                                                                     -----------
 Chemicals (4.0%)
    15,000 Cambrex Corp. .........................................       370,313
    17,600 Cytec Industries, Inc. (b).............................       390,499
    34,100 International Specialty Products, Inc. (b).............       343,131
    30,300 M.A. Hanna Co. ........................................       335,194
                                                                     -----------
                                                                       1,439,137
                                                                     -----------
 Commercial Services (1.4%)
    16,800 Central Parking Corp. .................................       519,750
                                                                     -----------
 Computers & Peripherals (2.2%)
     8,000 NeoMagic Corp. (b).....................................       112,500
    24,700 Sequent Computer Systems, Inc. (b).....................       305,663
    45,900 Technology Solutions Co. (b)...........................       384,412
                                                                     -----------
                                                                         802,575
                                                                     -----------
 Consumer Goods & Services (1.5%)
    33,800 Central Garden & Pet Co. (b)...........................       542,913
                                                                     -----------

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Common Stocks, continued
 Electrical Equipment (4.4%)
    19,100 Avista Corp. ..........................................   $   353,350
    26,700 CMP Group, Inc. .......................................       480,599
    21,600 Scotsman Industries, Inc. .............................       403,650
     9,800 TNP Enterprises, Inc. .................................       348,513
                                                                     -----------
                                                                       1,586,112
                                                                     -----------
 Electronic & Electrical (2.3%)
     8,000 Benchmark Electronics, Inc. (b)........................       308,000
     5,700 DSP Group, Inc. (b)....................................        87,638
    12,100 Oak Industries, Inc. (b)...............................       454,506
                                                                     -----------
                                                                         850,144
                                                                     -----------
 Electronic Components/Instruments (1.5%)
    18,100 Optical Coating Laboratory, Inc. ......................       533,950
                                                                     -----------
 Energy (1.3%)
    20,600 KTI, Inc. (b)..........................................       455,775
                                                                     -----------
 Fertilizers (1.2%)
    12,100 Scotts Co. Class A (b).................................       429,550
                                                                     -----------
 Financial Services (3.6%)
    36,800 AMRESCO, Inc. (b)......................................       423,200
    26,000 Capital Re Corp. ......................................       472,874
    26,900 Resource Bancshares Mortgage Group, Inc. ..............       400,138
                                                                     -----------
                                                                       1,296,212
                                                                     -----------
 Food Products (1.4%)
    20,300 International Multifoods Corp. ........................       489,738
                                                                     -----------
 Footwear (0.8%)
    21,000 Nine West Group, Inc. (b)..............................       288,750
                                                                     -----------
 Gas Distribution (4.8%)
     8,700 CTG Resources, Inc. ...................................       196,838
    29,400 Energen Corp. .........................................       501,637
     9,500 NUI Corp. .............................................       216,125
    22,400 UGI Corp. .............................................       491,399
    13,900 Washington Gas Light Co. ..............................       333,600
                                                                     -----------
                                                                       1,739,599
                                                                     -----------
 Hotels & Lodging (1.0%)
    34,400 Prime Hospitality Corp. (b)............................       359,050
                                                                     -----------
 Identification Systems (1.3%)
    52,900 Paxar Corp. (b)........................................       489,325
                                                                     -----------
 Industrial (0.9%)
    25,500 DT Industries, Inc. ...................................       344,250
                                                                     -----------

                                   Continued

PACIFIC CAPITAL FUNDS
Small Cap Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Common Stocks, continued
 Insurance (3.4%)
    20,900 ARM Financial Group, Inc. Class A......................   $   385,344
    15,400 Fidelity National Financial, Inc. .....................       410,025
    22,600 HCC Insurance Holdings, Inc. ..........................       439,287
                                                                     -----------
                                                                       1,234,656
                                                                     -----------
 Investment Company (1.0%)
    20,200 Allied Capital Corp. ..................................       363,600
                                                                     -----------
 Manufacturing (4.1%)
    18,200 Kellwood Co. ..........................................       505,050
    34,500 Mark IV Industries, Inc. ..............................       517,499
    19,000 Smith A.O. Corp. ......................................       456,000
                                                                     -----------
                                                                       1,478,549
                                                                     -----------
 Medical Supplies (2.9%)
    10,900 Cooper Companies, Inc. (b).............................       163,500
    12,400 Priority Healthcare Corp. (b)..........................       482,050
    21,100 Sierra Health Services, Inc. (b).......................       398,263
                                                                     -----------
                                                                       1,043,813
                                                                     -----------
 Metal & Mineral Production (4.0%)
    38,700 Intermet Corp. ........................................       527,288
    22,400 Mueller Industries, Inc. (b)...........................       564,199
    42,800 Wyman Gordon Co. (b)...................................       366,475
                                                                     -----------
                                                                       1,457,962
                                                                     -----------
 Metals (1.2%)
    21,700 Quanex Corp. ..........................................       429,931
                                                                     -----------
 Metals & Mining (2.5%)
    10,000 Cleveland Cliffs, Inc. ................................       408,750
    39,200 RTI International Metals, Inc. (b).....................       485,100
                                                                     -----------
                                                                         893,850
                                                                     -----------
 Oil & Gas--Exploration & Production Services (1.0%)
    28,100 Swift Energy Co. (b)...................................       172,113
     9,400 Valero Energy Corp. ...................................       176,838
                                                                     -----------
                                                                         348,951
                                                                     -----------
 Oilfield Equipment & Services (1.6%)
    16,100 Pool Energy Services Co. (b)...........................       193,200
     9,500 Tidewater, Inc.........................................       205,438
    25,500 Tuboscope, Inc. (b)....................................       178,500
                                                                     -----------
                                                                         577,138
                                                                     -----------
 Paper Products (1.2%)
    39,100 P.H. Glatfelter and Co. ...............................       444,763
                                                                     -----------

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Common Stocks, continued
 Physical Therapy (1.4%)
    25,800 RehabCare Group, Inc. (b)..............................   $   525,675
                                                                     -----------
 Printing & Publishing (1.0%)
    14,600 Banta Corp. ...........................................       348,575
                                                                     -----------
 Real Estate (1.2%)
    22,100 CB Richard Ellis Services, Inc. (b)....................       425,425
                                                                     -----------
 Research & Development (1.1%)
    17,600 URS Corp. (b)..........................................       383,900
                                                                     -----------
 Retail (3.3%)
    45,900 Catherines Stores Corp. (b)............................       355,725
    20,600 Neiman Marcus Group, Inc. (b)..........................       507,275
    27,800 Value City Department Stores, Inc. (b).................       323,175
                                                                     -----------
                                                                       1,186,175
                                                                     -----------
 Retail--Petroleum (0.5%)
    16,100 World Fuel Services Corp. .............................       181,125
                                                                     -----------
 Savings & Loans (0.9%)
     6,500 Downey Financial Corp. ................................       143,406
    19,400 Ocwen Financial Corp. (b)..............................       170,963
                                                                     -----------
                                                                         314,369
                                                                     -----------
 Shipbuilding (1.2%)
    13,300 Avondale Industries, Inc. (b)..........................       420,613
                                                                     -----------
 Software & Computer Services (2.2%)
    25,000 CBT Group Public Limited Co. (b).......................       446,875
    34,300 Mapics, Inc. (b).......................................       368,725
                                                                     -----------
                                                                         815,600
                                                                     -----------
 Steel (0.5%)
    39,200 Armco, Inc. (b)........................................       193,550
                                                                     -----------
 Telecommunications-Services and Equipment (1.0%)
    23,900 IDT Corp. (b)..........................................       370,450
                                                                     -----------
 Television (1.5%)
    28,300 Sinclair Broadcast Group Class A (b)...................       534,163
                                                                     -----------
 Textile Products (1.2%)
    42,400 Interface, Inc. .......................................       437,250
                                                                     -----------
 Tobacco & Tobacco Products (1.2%)
    14,900 Universal Corp. .......................................       451,656
                                                                     -----------
 Toys (2.0%)
    45,000 JAKKS Pacific, Inc. (b)................................       720,000
                                                                     -----------

                                   Continued

PACIFIC CAPITAL FUNDS
Small Cap Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 1999
                                  (Unaudited)

                                   Security                            Market
  Shares                         Description                            Value
 --------- -------------------------------------------------------   -----------

 Common Stocks, continued
 Transportation (3.4%)
    26,000 Circle International Group, Inc. ......................   $   446,875
    43,800 Fritz Co., Inc. (b)....................................       448,950
    20,600 Heartland Express, Inc. (b)............................       341,188
                                                                     -----------
                                                                       1,237,013
                                                                     -----------
 Utilities (0.1%)
       800 Eastern Enterprises....................................        32,200
                                                                     -----------
  Total Common Stocks (Cost $35,407,153)                              35,650,731
                                                                     -----------

                                  Security                           Market
  Shares                        Description                           Value
 --------- -----------------------------------------------------   -----------

 Investment Company (3.0%)
 1,095,652 The One Group Prime Money Market Fund, (Fiduciary
            Shares).............................................   $ 1,095,652
                                                                   -----------
  Total Investment Company (Cost $1,095,652)                         1,095,652
                                                                   -----------
  Total Investments (Cost $36,502,805)
   (a) (101.3%)                                                     36,746,383
  Liabilities in excess of other assets (-1.3)%                       (470,327)
                                                                   -----------
  Total Net Assets (100.0%)                                        $36,276,056
                                                                   ===========

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation... $ 2,101,544
   Unrealized depreciation... $(1,857,966)
                              -----------
   Net unrealized
   appreciation.............. $   243,578
                              ===========

(b) Non income producing security
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                         Notes to Financial Statements
                               January 31, 1999
                                  (Unaudited)

1. Organization

 Pacific Capital Funds (the "Trust") was organized on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended, ("the 1940 Act"), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (individually, a "Fund" and collectively, the "Funds"): Growth Stock Fund, U.S. Treasury Securities Fund, Short Intermediate U.S. Treasury Securities Fund, Growth and Income Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund, New Asia Growth Fund, International Stock Fund, Value Fund, and Small Cap Fund. The Trust is authorized to issue an unlimited number of shares without par value in three classes of shares for each Fund: A Class (formerly known as Retail Class), B Class and Y Class (formerly known as Institutional Class). The Y Class commenced operations October 14, 1994 when the Trust identified those Institutional Shareholders that were part of the A Class (as of October 13, 1994) and transferred the Shareholders into the Y Class. Currently, only the Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, International Stock Fund, Value Fund, and Small Cap Fund offer B Class Shares. Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund, Diversified Fixed Income Fund, and Tax-Free Securities commenced operations on March 2, 1998. International Stock Fund, Value Fund, and Small Cap Fund commenced operations on December 1, 1998. A Class Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. B Class Shares are subject to a contingent deferred sales charge (CDSC) on sales of shares made within six years of the date of purchase. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees paid by A and B Class Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

 The Funds' investment objectives are as follows: Growth Stock Fund seeks primarily long-term capital appreciation and secondarily, dividend income; U.S. Treasury Securities Fund and Short Intermediate U.S. Treasury Securities Fund seek primarily a high level of current income consistent with prudent risk of capital and secondarily, capital appreciation. Growth and Income Fund seeks primarily current income and secondarily long-term capital appreciation. Diversified Fixed Income Fund seeks a high level of current income. Tax-Free Securities Fund seeks current income exempt from federal and Hawaii income taxes. Tax-Free Short Intermediate Securities Fund seeks current income exempt from federal and Hawaii income taxes with a greater stability in price than a long-term bond fund. New Asia Growth Fund seeks long-term capital appreciation. International Stock Fund seeks long-term capital appreciation. The Value Fund seeks to provide long-term capital appreciation and secondarily, current income. Small Cap Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

 The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

 Securities Valuation

 Investments of the Funds for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotation National Market System ("NASDAQ") are valued at last reported sale price on the day of valuation. In the absence of any sale of such securities on the valuation date, the valuations are based on the
                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 1999
                                  (Unaudited)

 mean of the latest quoted bid and asked prices. Securities, including thinly traded, unlisted, and restricted securities, for which market quotations are not readily available, are valued at fair market value by Pacific Century Trust (the "Adviser") under the supervision of the Funds' Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. Money market instruments and other debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in foreign securities, currency holdings and other assets and liabilities of New Asia Growth Fund and International Stock Fund are valued based on quotations from the primary market in which they are traded and translated from the local currency into U.S. dollars using current exchange rates. The differences between the costs and market values of securities are reflected as either unrealized appreciation or depreciation.

 Securities Transactions and Related Income

 Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date and is reduced by applicable foreign taxes withheld. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

 Foreign Currency Translation:

 The New Asia Growth Fund and International Stock Fund isolate that portion of the results of operations resulting from changes in currency exchange rates from the fluctuation arising from changes in market prices of securities held.

 Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions. Reported net realized foreign exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amounts of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

 Risks Associated with Foreign Securities and Currencies:

 Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

 Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the New Asia Growth Fund and International Stock Fund and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.
                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 1999
                                  (Unaudited)


 Withholding taxes on foreign dividends have been provided for in accordance with the New Asia Growth Fund and International Stock Fund's understanding of applicable countries' tax rules and rates.

 Forward Currency Exchange Contracts:

 The New Asia Growth Fund and International Stock Fund may from time to time enter into foreign currency exchange transactions to convert to and from different foreign currencies. These Funds may enter into currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward currency contracts to purchase or to sell foreign currencies. A forward foreign currency contract is an obligation by the Fund to purchase or to sell a specific currency at a future date at a price set at the time of the contract. These Funds may use forward foreign currency exchange contracts in order to protect against uncertainty in fluctuations of future foreign exchange rates. The use of such forward contracts is limited to hedging against movements in the value of foreign currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

 When-Issued and Forward Commitments

 The Funds may purchase securities on a "when-issued" basis and may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. The value of securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on when-issued securities until the underlying securities are received.

 Repurchase Agreements

 The Funds may acquire securities from member banks of the Federal Deposit Insurance Corporation and from registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price ("repurchase agreement"). The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than 102% of the repurchase price (including accrued interest). Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.
                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 1999
                                  (Unaudited)


 Dividends to Shareholders

 Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Securities Fund, Short Intermediate U.S. Treasury Securities Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund. Dividends from net investment income are declared and paid monthly for the Growth Stock Fund, Growth and Income Fund and Value Fund. Dividends from net investment income are declared and paid quarterly for the New Asia Growth Fund, Small Cap Fund and International Stock Fund. Distributable net realized capital gains, if any, are declared and distributed annually.

 The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

 Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

 Federal Income Taxes

 It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable and net capital gains to shareholders. Therefore, no federal income tax provision is required. (Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Fund will file for claims on foreign taxes withheld.)

 Concentration of Credit Risk

 The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund have a majority of their investments in the securities of issuers in Hawaii. Such concentration may subject the Fund to the effects of economic changes occurring within that State.

 Other

 Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses for the Funds or the Trust are prorated to the Funds on the basis of relative net assets or other appropriate basis.
                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 1999
                                  (Unaudited)


3. Purchases and Sales of Securities

 Purchases and sales of securities (excluding short-term securities) for the six months ended January 31, 1999 are as follows:

                                                        Purchases      Sales
                                                       ------------ ------------
  Growth Stock Fund................................... $135,237,207 $149,803,557
  Growth and Income Fund..............................   45,171,721   47,096,540
  New Asia Growth Fund................................   10,317,808   10,480,306
  Diversified Fixed Income Fund.......................   65,536,811   50,992,294
  U.S. Treasury Securities Fund.......................    1,332,070    1,223,156
  Short Intermediate U.S. Treasury Securities Fund....    3,299,049    5,274,492
  Tax-Free Securities Fund............................   31,019,452   30,443,024
  Tax-Free Short Intermediate Securities Fund.........    2,304,540   10,029,096
  International Stock Fund............................   62,968,152    8,161,272
  Value Fund..........................................   36,130,129    6,000,726
  Small Cap Fund......................................   35,407,153          --

4. Related Party Transactions

 Investment advisory services are provided to the Trust by Pacific Century Trust (the "Adviser"). Under the terms of the investment advisory agreement with the Trust, the Adviser is entitled to receive fees based on a percentage of the average net assets of the Funds.

 Nicholas-Applegate Capital Management is the Sub-Adviser to the International Stock Fund and the Small Cap Fund. Its affiliate, Nicholas-Applegate Capital Management (Hong Kong) LLC is the Sub-Adviser to the New Asia Growth Fund. Their fees are paid by the Adviser out of its investment advisory fees.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), BISYS Fund Services, Inc. ("BISYS Services") and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of The BISYS Group, Inc. BISYS, with whom certain officers and a trustee of the Trust are affiliated, serves the Trust as principal underwriter and distributor. Such officers and trustee are not paid any fees directly by the Funds for serving as officers and trustee of the Trust. BISYS Ohio serves the trust as administrator. Under the terms of a management and administration agreement, BISYS Services' fees are computed at an annual rate not to exceed 0.20% of the average daily net assets of each Fund.

 The Trust has adopted for the A Class and B Class shares of each of the Funds the A Class Distribution Plan and the B Class Distribution Plan ("the Plans") under Rule 12b-1 under the 1940 Act. Under the Plans each Fund pays BISYS a fee, not to exceed, on an annual basis, 0.75% and 1.00%, respectively, of the average daily net assets attributable to the A Class and B Class of shares of each Fund. These fees are for payments BISYS makes to banks, including the Adviser, other institutions and broker/dealers, and for expenses BISYS and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance.

 A Class shares of Growth Stock Fund, Growth and Income Fund, Diversified Fixed Income Fund, U.S. Treasury Securities Fund, Tax-Free Securities Fund and Value Fund are subject to 4.00% sales charge at the time of purchase. A Class shares of New Asia Fund, International Fund, and Small Cap Fund are subject to a 5.25% sales charge at the time of purchase.
                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 1999
                                  (Unaudited)

 A Class shares of Short Intermediate U.S. Treasury Securities Fund and Tax-Free Short Intermediate Securities Fund are subject to a 2.25% sales charge at the time of purchase. B Class shares are subject to a Contingent Deferred Sales Charge (CDSC) on redemptions of shares made within six years of purchase. The applicable CDSC is equal to a percentage of the lesser of the net asset value per share (NAV) at the date of the original purchase or at the date of redemption, according to the following chart:

  Year of Redemption                                                        CDSC
  ------------------                                                        ----
    First..................................................................   5%
    Second.................................................................   4
    Third..................................................................   3
    Fourth.................................................................   3
    Fifth..................................................................   2
    Sixth..................................................................   1

 B Class shares automatically convert to A Class shares of the same fund eight years after the month of purchase. For the six months ended January 31, 1999, BISYS, as the Trust's principal underwriter, received approximately $232,798 from commissions on sales of A and B Class shares which was reallowed to other dealers.

 BISYS Ohio serves the Trust as fund accountant. Under the terms of a fund accounting agreement, BISYS Ohio is entitled to receive fees based on a percentage of average daily net assets of each Fund and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services.

 BISYS Services serves as the Transfer Agent for the Funds. Under the terms of the transfer agent agreement BISYS Services is entitled to receive fees and reimbursement for certain out-of-pocket expenses incurred in providing transfer agent services.

 Fees may be voluntarily reduced or expenses reimbursed to assist the Funds in maintaining competitive expense ratios.
                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 1999
                                  (Unaudited)


 Information regarding these transactions for the six months ended January 31, 1999 is as follows:

                              Investment Advisory Fees
                            ----------------------------
                            Annual Fee as a              Administration 12b-1 Fees
                               Percentage       Fees          Fees      Voluntarily
                               of Average    Voluntarily  Voluntarily    Reduced--   Total
                            Daily Net Assets   Reduced      Reduced       A Class   Waivers
                            ---------------- ----------- -------------- ----------- --------
  Growth Stock Fund.......       0.80%        $    --       $76,003       $35,245   $111,248
  Growth and Income Fund..       0.80%             --        34,995        19,402     54,397
  New Asia Growth Fund....       0.90%          10,711        4,214         4,156     19,081
  Diversified Fixed Income
   Fund...................       0.60%         130,151       34,730         5,369    170,250
  U.S. Treasury Securities
   Fund...................       0.60%          29,749        4,762         2,902     37,413
  Short Intermediate U.S.
   Treasury
   Securities Fund........       0.50%          24,582        6,142         1,814     32,538
  Tax-Free Securities
   Fund...................       0.60%         320,932       85,593         9,829    416,354
  Tax-Free Short
   Intermediate
   Securities Fund........       0.50%          24,919       12,458         1,778     39,155
  International Stock
   Fund...................       1.10%           5,081        3,720             9      8,810
  Value Fund..............       0.80%             --         2,008            14      2,022
  Small Cap Fund..........       1.10%           5,765        2,153            13      7,931

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 1999
                                  (Unaudited)


5. Capital Share Transactions:

 Transactions in capital shares for the Trust were as follows:

                               Growth Stock Fund      Growth and Income Fund
                            ------------------------  ------------------------
                               Amount       Shares       Amount       Shares
                            ------------  ----------  ------------  ----------
                              For the Six Months        For the Six Months
                            Ended January 31, 1999    Ended January 31, 1999
                            ------------------------  ------------------------
  A Class Shares:
  Shares issued............ $  2,316,978     126,035  $  2,473,059     140,565
  Dividends reinvested.....    2,120,376     136,975       899,797      51,799
  Shares redeemed..........     (927,378)    (55,991)     (683,936)    (38,408)
                            ------------  ----------  ------------  ----------
  Net increase/(decrease).. $  3,509,976     207,019  $  2,688,920     153,956
                            ============  ==========  ============  ==========
  B Class Shares:
  Shares issued............ $  1,404,792      84,834  $  1,966,563     111,504
  Dividends reinvested.....      370,730      24,073       382,330      22,164
  Shares redeemed..........     (114,385)     (6,846)      (85,110)     (4,982)
                            ------------  ----------  ------------  ----------
  Net increase/(decrease).. $  1,661,137     102,061  $  2,263,783     128,686
                            ============  ==========  ============  ==========
  Y Class Shares:
  Shares issued............ $ 30,535,184   1,883,487  $ 28,014,987   1,612,354
  Dividends reinvested.....   53,722,758   3,454,840    14,153,619     814,811
  Shares redeemed..........  (40,262,163) (2,413,753)  (27,337,269) (1,533,701)
                            ------------  ----------  ------------  ----------
  Net increase/(decrease).. $ 43,995,779   2,924,574  $ 14,831,337     893,464
                            ============  ==========  ============  ==========
                              For the Year Ended        For the Year Ended
                                 July 31, 1998             July 31, 1998
                            ------------------------  ------------------------
  A Class Shares:
  Shares issued............ $  3,744,760     216,021  $  2,912,762     164,933
  Dividends reinvested.....    1,239,385      82,407       372,456      23,296
  Shares redeemed..........   (1,370,344)    (81,528)     (771,818)    (44,668)
                            ------------  ----------  ------------  ----------
  Net increase/(decrease).. $  3,613,801     216,900  $  2,513,400     143,561
                            ============  ==========  ============  ==========
  B Class Shares:
  Shares issued............ $  1,456,711      83,868  $  2,203,968     119,054
  Dividends reinvested.....          --          --             16           1
  Shares redeemed..........      (26,704)     (1,539)      (39,676)     (2,134)
                            ------------  ----------  ------------  ----------
  Net increase/(decrease).. $  1,430,007      82,329  $  2,164,308     116,921
                            ============  ==========  ============  ==========
  Y Class Shares:
  Shares issued............ $ 56,189,401   3,354,162  $ 56,280,388   3,189,329
  Shares issued in
   conjunction with
   common trust fund
   conversion..............  120,286,123   8,205,056           --          --
  Dividends reinvested.....   28,765,229   1,908,676    10,842,366     669,602
  Shares redeemed..........  (64,246,853) (3,777,051)  (39,704,663) (2,244,480)
                            ------------  ----------  ------------  ----------
  Net increase/(decrease).. $140,993,900   9,690,843  $ 27,418,091   1,614,451
                            ============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 1999
                                  (Unaudited)


5. Capital Share Transactions (continued):

                                    New Asia             Diversified Fixed
                                   Growth Fund              Income Fund
                              ----------------------  ------------------------
                                Amount      Shares       Amount       Shares
                              -----------  ---------  ------------  ----------
                               For the Six Months       For the Six Months
                                      Ended                    Ended
                                January 31, 1999         January 31, 1999
                              ----------------------  ------------------------
  A Class Shares:
  Shares issued.............. $    56,038      7,791  $  1,105,302      98,647
  Dividends reinvested.......       5,349        725        71,432       6,376
  Shares redeemed............    (206,811)   (30,649)     (236,605)    (21,177)
                              -----------  ---------  ------------  ----------
  Net increase/(decrease).... $  (145,424)   (22,133) $    940,129      83,846
                              ===========  =========  ============  ==========
  B Class Shares:
  Shares issued.............. $    21,308      3,125  $    717,379      64,270
  Dividends reinvested.......          28          4        13,606       1,215
  Shares redeemed............      (2,627)      (417)      (41,225)     (3,671)
                              -----------  ---------  ------------  ----------
  Net increase/(decrease).... $    18,709      2,712  $    689,760      61,814
                              ===========  =========  ============  ==========
  Y Class Shares:
  Shares issued.............. $ 2,382,562    356,958  $ 40,305,444   3,568,871
  Dividends reinvested.......      24,640      3,329     1,315,836     116,365
  Shares redeemed............  (4,697,407)  (666,500)  (25,419,754) (2,252,164)
                              -----------  ---------  ------------  ----------
  Net increase/(decrease).... $(2,290,205)  (306,213) $ 16,201,526   1,433,072
                              ===========  =========  ============  ==========
                               For the Year Ended       For the Year Ended
                                  July 31, 1998            July 31, 1998
                              ----------------------  ------------------------
  A Class Shares:
  Shares issued.............. $   469,353     46,993  $    817,809      76,334
  Dividends reinvested.......     228,503     26,391        70,402       6,514
  Shares redeemed............    (613,470)   (68,170)     (529,156)    (48,813)
                              -----------  ---------  ------------  ----------
  Net increase/(decrease).... $    84,386      5,214  $    359,055      34,035
                              ===========  =========  ============  ==========
  B Class Shares:
  Shares issued.............. $    88,860     10,584  $    235,079      21,588
  Dividends reinvested.......         --         --          1,660         152
  Shares redeemed............        (943)      (111)         (945)        (86)
                              -----------  ---------  ------------  ----------
  Net increase/(decrease).... $    87,917     10,473  $    235,794      21,654
                              ===========  =========  ============  ==========
  Y Class Shares:
  Shares issued.............. $10,352,449  1,199,997  $ 48,477,915   4,460,189
  Shares issued in
   conjunction with
   common trust fund
   conversion................         --         --      8,914,400     817,085
  Dividends reinvested.......   1,553,437    176,588        61,265       5,625
  Shares redeemed............  (3,618,366)  (408,645)  (34,180,770) (3,131,037)
                              -----------  ---------  ------------  ----------
  Net increase/(decrease).... $ 8,287,520    967,940  $ 23,272,810   2,151,862
                              ===========  =========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 1999
                                  (Unaudited)


5. Capital Share Transactions (continued):

                                                       Short Intermediate U.S.
                                 U.S. Treasury           Treasury Securities
                                Securities Fund                 Fund
                            ---------------------------------------------------
                                 Amount        Shares     Amount       Shares
                            -------------  ------------------------  ----------
                            For the Six Months Ended     For the Six Months
                                January 31, 1999       Ended January 31, 1999
                            ---------------------------------------------------
  A Class Shares:
  Shares issued...........  $      34,346       3,988  $     76,960       7,800
  Dividends reinvested....         27,065       2,748        19,483       1,970
  Shares redeemed.........         (8,822)       (895)      (33,747)     (3,414)
                            -------------  ----------  ------------  ----------
  Net increase/(decrease).  $      52,589       5,841  $     62,696       6,356
                            =============  ==========  ============  ==========
  B Class Shares:
  Shares issued...........  $         --          --   $        --          --
  Dividends reinvested....            --          --            --          --
  Shares redeemed.........            --          --            --          --
                            -------------  ----------  ------------  ----------
  Net increase/(decrease).  $         --          --   $        --          --
                            =============  ==========  ============  ==========
  Y Class Shares:
  Shares issued...........  $     983,023      99,859  $  5,491,722     553,483
  Dividends reinvested....        588,317      59,697       118,269      11,923
  Shares redeemed.........     (1,482,569)   (152,212)   (7,645,031)   (773,132)
                            -------------  ----------  ------------  ----------
  Net increase/(decrease).  $      88,771       7,344  $ (2,035,040)   (207,726)
                            =============  ==========  ============  ==========
                               For the Year Ended        For the Year Ended
                                 July 31, 1998              July 31, 1998
                            ---------------------------------------------------
  A Class Shares:
  Shares issued...........  $     142,785      15,083  $    324,234      33,871
  Dividends reinvested....         49,496       5,226        29,263       3,051
  Shares redeemed.........       (212,310)    (22,522)     (324,935)    (33,870)
                            -------------  ----------  ------------  ----------
  Net increase/(decrease).  $     (20,029)     (2,213) $     28,562       3,052
                            =============  ==========  ============  ==========
  B Class Shares:
  Shares issued...........  $         --          --   $        --          --
  Dividends reinvested....            --          --            --          --
  Shares redeemed.........            --          --            --          --
                            -------------  ----------  ------------  ----------
  Net increase/(decrease).  $         --          --   $        --          --
                            =============  ==========  ============  ==========
  Y Class Shares:
  Shares issued...........  $     400,221      41,875  $  6,940,611     722,116
  Shares issued in
   conjunction with
   common trust fund
   conversion.............            --          --      9,573,342     995,150
  Dividends reinvested....      1,201,477     126,855        32,845       3,431
  Shares redeemed.........     (3,689,175)   (396,268)  (18,666,022) (1,941,708)
                            -------------  ----------  ------------  ----------
  Net increase/(decrease).  $  (2,087,477)   (227,538) $ (2,119,224)   (221,011)
                            =============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 1999
                                  (Unaudited)


5. Capital Share Transactions (continued):

                                                              Tax-Free
                                     Tax-Free            Short Intermediate
                                  Securities Fund          Securities Fund
                              ------------------------  ----------------------
                                 Amount       Shares      Amount      Shares
                              ------------  ----------  -----------  ---------
                                For the Six Months       For the Six Months
                                       Ended                    Ended
                                 January 31, 1999         January 31, 1999
                              ------------------------  ----------------------
  A Class Shares:
  Shares issued.............. $  2,456,233     224,032  $   751,926     73,682
  Dividends reinvested.......       69,750       6,369       15,021      1,474
  Shares redeemed............     (892,497)    (81,663)    (288,332)   (28,391)
                              ------------  ----------  -----------  ---------
  Net increase/(decrease).... $  1,633,486     148,738  $   478,615     46,765
                              ============  ==========  ===========  =========
  B Class Shares:
  Shares issued.............. $    346,773      31,581  $       --         --
  Dividends reinvested.......        5,330         487          --         --
  Shares redeemed............          --          --           --         --
                              ------------  ----------  -----------  ---------
  Net increase/(decrease).... $    352,103      32,068  $       --         --
                              ============  ==========  ===========  =========
  Y Class Shares:
  Shares issued.............. $ 20,877,956   1,898,852  $ 8,840,700    862,635
  Dividends reinvested.......    3,599,764     328,140      215,394     21,014
  Shares redeemed............  (20,196,583) (1,836,334)  (8,879,413)  (869,736)
                              ------------  ----------  -----------  ---------
  Net increase/(decrease).... $  4,281,137     390,658  $   176,681     13,913
                              ============  ==========  ===========  =========
                                For the Year Ended       For the Year Ended
                                   July 31, 1998            July 31, 1998
                              ------------------------  ----------------------
  A Class Shares:
  Shares issued.............. $  1,640,252     151,580  $   130,400     12,916
  Dividends reinvested.......       38,731       3,587       16,719      1,653
  Shares redeemed............   (1,167,839)   (108,228)    (389,729)   (38,495)
                              ------------  ----------  -----------  ---------
  Net increase/(decrease).... $    511,144      46,939  $  (242,610)   (23,926)
                              ============  ==========  ===========  =========
  B Class Shares:
  Shares issued.............. $    267,860      24,963  $       --         --
  Dividends reinvested.......        1,483         137          --         --
  Shares redeemed............         (100)         (9)         --         --
                              ------------  ----------  -----------  ---------
  Net increase/(decrease).... $    269,243      25,091  $       --         --
                              ============  ==========  ===========  =========
  Y Class Shares:
  Shares issued.............. $ 46,027,274   4,247,313  $11,212,917  1,100,661
  Shares issued in
   conjunction with
   common trust fund
   conversion................  104,600,137   9,658,369   12,804,860  1,259,082
  Dividends reinvested.......    1,643,171     152,405      217,024     21,401
  Shares redeemed............  (33,393,862) (3,083,534)  (9,180,229)  (903,387)
                              ------------  ----------  -----------  ---------
  Net increase/(decrease).... $118,876,720  10,974,553  $15,054,572  1,477,757
                              ============  ==========  ===========  =========

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 1999
                                  (Unaudited)


5. Capital Share Transactions (continued):

                                  International Stock
                                         Fund                 Value Fund
                                 ----------------------  ----------------------
                                   Amount      Shares      Amount      Shares
                                 -----------  ---------  -----------  ---------
                                  December 2, 1998 to     December 3, 1998 to
                                   January 31, 1999        January 31, 1999
                                 ----------------------  ----------------------
  A Class Shares:
  Shares issued................. $    28,894      2,706  $    38,496      3,748
  Dividends reinvested..........         --         --            11          1
  Shares redeemed...............         --         --           --         --
                                 -----------  ---------  -----------  ---------
  Net increase/(decrease)....... $    28,894      2,706  $    38,507      3,749
                                 ===========  =========  ===========  =========
  B Class Shares:
  Shares issued................. $     6,836        650  $   104,422     10,170
  Dividends reinvested..........         --         --            14          1
  Shares redeemed...............         --         --           --         --
                                 -----------  ---------  -----------  ---------
  Net increase/(decrease)....... $     6,836        650  $   104,436     10,171
                                 ===========  =========  ===========  =========
  Y Class Shares:
  Shares issued................. $58,746,056  5,825,832  $31,435,031  3,141,026
  Dividends reinvested..........         --         --             4        --
  Shares redeemed...............  (2,200,112)  (205,004)    (773,015)   (74,795)
                                 -----------  ---------  -----------  ---------
  Net increase/(decrease)....... $56,545,944  5,620,828  $30,662,020  3,066,231
                                 ===========  =========  ===========  =========

                                                            Small Cap Fund
                                                         ----------------------
                                                           Amount      Shares
                                                         -----------  ---------
                                                          December 3, 1998 to
                                                           January 31, 1999
                                                         ----------------------
  A Class Shares:
  Shares issued......................................... $    35,510      3,539
  Dividends reinvested..................................           4        --
  Shares redeemed.......................................      (1,493)      (148)
                                                         -----------  ---------
  Net increase/(decrease)............................... $    34,021      3,391
                                                         ===========  =========
  B Class Shares:
  Shares issued......................................... $    15,289      1,532
  Dividends reinvested..................................           1        --
  Shares redeemed.......................................         --         --
                                                         -----------  ---------
  Net increase/(decrease)............................... $    15,290      1,532
                                                         ===========  =========
  Y Class Shares:
  Shares issued......................................... $36,757,204  3,725,710
  Dividends reinvested..................................          28          3
  Shares redeemed.......................................    (762,452)   (75,393)
                                                         -----------  ---------
  Net increase/(decrease)............................... $35,994,780  3,650,320
                                                         ===========  =========

                                   Continued

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC CAPITAL FUNDS
                             Financial Highlights

                                                     Growth Stock Fund
                           ----------------------------------------------------------------------------------------------
                                   For the
                               Six Months Ended                              For the                       For the
                               January 31, 1999                             Year Ended                    Year Ended
                                 (Unaudited)                              July 31, 1998                 July 31, 1997
                           ----------------------------------      ---------------------------------   ------------------
                           A Class      B Class      Y Class       A Class   B Class (g)    Y Class    A Class   Y Class
                           -------      -------      --------      -------   -----------    --------   -------   --------
Net Asset Value,
 Beginning of Period.....   $17.75      $17.72         $17.81       $17.43     $16.36         $17.44   $11.89      $11.89
                            ------      ------         ------       ------     ------         ------   ------      ------
Investment Activities
 Net investment income
  (loss).................    (0.04)      (0.07)         (0.02)       (0.04)     (0.05)           --      0.03        0.07
 Net realized and
  unrealized gain (loss)
  from investments.......     2.98        2.93           2.99         2.99       1.41           3.01     5.55        5.55
                            ------      ------         ------       ------     ------         ------   ------      ------
 Total from Investment
  Activities.............     2.94(1)     2.86           2.97         2.95       1.36           3.01     5.58        5.62
                            ------      ------         ------       ------     ------         ------   ------      ------
Distributions
 Net investment income...      --          --             --           --         --             --     (0.03)      (0.07)
 In excess of net
  investment income......      --          --             --         (0.01)       --           (0.02)   (0.01)        --
 Net realized gains......    (3.01)      (3.01)         (3.01)       (2.62)       --           (2.62)     --          --
                            ------      ------         ------       ------     ------         ------   ------      ------
 Total Distributions.....   (3.01)(1)    (3.01)         (3.01)       (2.63)       --           (2.64)   (0.04)      (0.07)
                           -------      ------         ------       ------     ------         ------   ------      ------
Net Asset Value, End of
 Period..................   $17.68(1)   $17.57         $17.77       $17.75     $17.72         $17.81   $17.43      $17.44
                            ======      ======         ======       ======     ======         ======   ======      ======
Total Return (excludes
 sales charges)..........    18.95%(e)   18.51%(e)      19.06%(e)    19.58%      8.31%(e)      19.96%   47.02%      47.39%
Annualized Ratios/Supplementary Data:
Net Assets at end of
 period (000)............  $17,378      $3,240       $426,387      $13,777     $1,459       $375,117   $9,742    $198,407
Ratio of expenses to
 average net assets......     1.32%(d)    2.07%(d)       1.07%(d)     1.32%      2.07%(d)       1.07%    1.32%       1.07%
Ratio of net investment
 income to average net
 assets..................    (0.50%)(d)  (1.25%)(d)     (0.25%)(d)   (0.30%)    (1.31%)(d)     (0.08%)   0.16%       0.45%
Ratio of expenses to
 average net assets*.....     1.86%(d)    2.07%(d)       1.11%(d)     1.86%      2.11%(d)       1.11%    1.86%       1.11%
Ratio of net investment
 income to average net
 assets*.................    (1.04%)(d)  (1.25%)(d)     (0.29%)(d)   (0.84%)    (1.35%)(d)     (0.12%)  (0.38%)      0.41%
Portfolio Turnover (f)...    67.42%      67.42%         67.42%       97.03%     97.03%         97.03%   32.20%      32.20%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) On October 13, 1994, the Trust identified those Institutional shareholders that were part of the A Class and transferred these shareholders into the Y Class at the prevailing net asset value effective October 14, 1994. The Financial Highlights presented for the Y Class reflects operations and distributions for the period from October 14, 1994 through July 31, 1995.
(b) The Financial Highlights presented for the A Class reflects operations and distributions for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 combined with the operations and distributions of the A Class only for the period from October 14, 1994 through July 31, 1995.
(c) Represents total return for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 plus total return for the Y Class for the period from October 14, 1994 through July 31, 1995.
(d) Annualized.
(e) Not annualized.
(f) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(g) Period from commencement of operations on March 2, 1998.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
                              Financial Highlights

                                          Growth Stock Fund, continued
                                    ------------------------------------------
                                        For the                For the
                                       Year Ended            Year Ended
                                     July 31, 1996          July 31, 1995
                                    -----------------  -----------------------
                                    A Class  Y Class   A Class (b) Y Class (a)
                                    -------  --------  ----------- -----------
Net Asset Value, Beginning of
 Period...........................  $11.71     $11.71    $ 9.83       $ 9.89
                                    ------     ------    ------       ------
Investment Activities
 Net investment income (loss).....    0.07       0.10      0.12         0.11
 Net realized and unrealized gain
  (loss) from investments.........    0.89       0.89      1.87         1.83
                                    ------     ------    ------       ------
 Total from Investment Activities.    0.96       0.99      1.99         1.94
                                    ------     ------    ------       ------
Distributions
 Net investment income............   (0.07)     (0.10)    (0.11)       (0.12)
 In excess of net investment
  income..........................     --         --        --           --
 Net realized gains...............   (0.22)     (0.22)      --           --
 In excess of net realized gains..   (0.49)     (0.49)      --           --
                                    ------     ------    ------       ------
 Total Distributions..............   (0.78)     (0.81)    (0.11)       (0.12)
                                    ------     ------    ------       ------
Net Asset Value, End of Period....  $11.89     $11.89    $11.71       $11.71
                                    ======     ======    ======       ======
Total Return (excludes sales
 charges).........................    8.25%      8.53%    20.43%       20.64%(c)
Annualized Ratios/Supplementary
 Data:
Net Assets at end of period (000).  $5,261   $172,565    $3,905     $136,837
Ratio of expenses to average net
 assets...........................    1.34%      1.09%     1.36%        1.13%(d)
Ratio of net investment income to
 average net assets...............    0.60%      0.86%     1.12%        1.30%(d)
Ratio of expenses to average net
 assets*..........................    1.88%      1.13%     1.98%        1.21%(d)
Ratio of net investment income to
 average net assets*..............    0.06%      0.82%     0.50%        1.23%(d)
Portfolio Turnover (f)............   61.30%     61.30%    32.40%       32.40%

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
                             Financial Highlights

                                                   Growth and Income Fund
                           --------------------------------------------------------------------------------------------
                                   For the
                               Six Months Ended                             For the                      For the
                               January 31, 1999                            Year Ended                   Year Ended
                                 (Unaudited)                             July 31, 1998                July 31, 1997
                           ----------------------------------     ---------------------------------  ------------------
                           A Class      B Class      Y Class      A Class   B Class (e)    Y Class   A Class   Y Class
                           -------      -------      --------     -------   -----------    --------  -------   --------
Net Asset Value,
 Beginning of Period.....  $18.72       $18.68         $18.75     $17.25      $17.58         $17.27  $12.32      $12.32
                           ------       ------         ------     ------      ------         ------  ------      ------
Investment Activities
 Net investment income
  (loss).................     --         (0.04)          0.02       0.03       (0.02)          0.07    0.08        0.11
 Net realized and
  unrealized gain (loss)
  from investments.......    2.41         2.34           2.38       3.01        1.12           3.01    5.57        5.58
                           ------       ------         ------     ------      ------         ------  ------      ------
 Total from Investment
  Activities.............    2.41         2.30           2.40       3.04        1.10           3.08    5.65        5.69
                           ------       ------         ------     ------      ------         ------  ------      ------
Distributions
 Net investment income...     --           --           (0.02)     (0.04)        --           (0.07)  (0.08)      (0.11)
 In excess of net
  investment income......     --           --             --         --          --             --    (0.01)        --
 Net realized gains......   (2.19)       (2.19)         (2.19)     (1.53)        --           (1.53)  (0.63)      (0.63)
                           ------       ------         ------     ------      ------         ------  ------      ------
 Total Distributions.....   (2.19)       (2.19)         (2.21)     (1.57)        --           (1.60)  (0.72)      (0.74)
                           ------       ------         ------     ------      ------         ------  ------      ------
Net Asset Value, End of
 Period..................  $18.94       $18.79         $18.94     $18.72      $18.68         $18.75  $17.25      $17.27
                           ======       ======         ======     ======      ======         ======  ======      ======
Total Return (excludes
 sales charges)..........   13.97%(b)    13.37%(b)      13.90%(b)  19.10%       6.27%(b)      19.37%  47.59%      47.96%
Annualized Ratios/Supplementary Data:
Net Assets at end of
 period (000)............  $9,725       $4,614       $183,310     $6,730      $2,184       $164,706  $3,726    $123,821
Ratio of expenses to
 average net assets......    1.35%(c)     2.10%(c)       1.10%(c)   1.33%       2.08%(c)       1.08%   1.32%       1.07%
Ratio of net investment
 income to average net
 assets..................   (0.06%)(c)   (0.83%)(c)      0.21%(c)   0.13%      (0.73%)(c)      0.38%   0.48%       0.79%
Ratio of expenses to
 average net assets*.....    1.89%(c)     2.14%(c)       1.14%(c)   1.87%       2.12%(c)       1.12%   1.86%       1.12%
Ratio of net investment
 income to average net
 assets*.................   (0.60%)(c)   (0.87%)(c)      0.17%(c)  (0.41%)     (0.77%)(c)      0.34%  (0.06%)      0.75%
Portfolio Turnover (d)...   26.88%       26.88%         26.88%     75.92%      75.92%         75.92%  74.83%      74.83%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not Annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Period from commencement of operations on March 2, 1998.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
                              Financial Highlights

                                             Growth and Income Fund,
                                                    continued
                                         -------------------------------------
                                                             October 14,
                                             For the           1994 to
                                           Year Ended       July 31, 1995
                                          July 31, 1996          (a)
                                         ----------------  -------------------
                                         A Class  Y Class  A Class     Y Class
                                         -------  -------  -------     -------
Net Asset Value, Beginning of Period...  $11.44    $11.43  $10.00       $10.00
                                         ------    ------  ------       ------
Investment Activities
 Net investment income (loss)..........    0.16      0.17    0.17         0.20
 Net realized and unrealized gain
  (loss) from investments..............    1.19      1.21    1.44         1.42
                                         ------    ------  ------       ------
 Total from Investment Activities......    1.35      1.38    1.61         1.62
                                         ------    ------  ------       ------
Distributions
 Net investment income.................   (0.15)    (0.17)  (0.17)       (0.19)
 In excess of net investment income....   (0.01)    (0.01)    --           --
 Net realized gains....................   (0.31)    (0.31)    --           --
                                         ------    ------  ------       ------
 Total Distributions...................   (0.47)    (0.49)  (0.17)       (0.19)
                                         ------    ------  ------       ------
Net Asset Value, End of Period.........  $12.32    $12.32  $11.44       $11.43
                                         ======    ======  ======       ======
Total Return (excludes sales charges)..   11.96%    12.29%  16.35%(b)    16.41%(b)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)......  $1,160   $74,427    $328      $41,771
Ratio of expenses to average net
 assets................................    1.37%     1.11%   1.40%(c)     1.14%(c)
Ratio of net investment income to
 average net assets....................    1.03%     1.43%   2.08%(c)     2.47%(c)
Ratio of expenses to average net
 assets*...............................    1.91%     1.15%   1.99%(c)     1.22%(c)
Ratio of net investment income to
 average net assets*...................    0.49%     1.39%   1.49%(c)     2.39%(c)
Portfolio Turnover (d).................   80.83%    80.83%  12.78%       12.78%

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
                             Financial Highlights

                                                 New Asia Growth Fund
                          ------------------------------------------------------------------------------------------
                                  For the
                             Six Months Ended                              For the                     For the
                             January 31, 1999                            Year Ended                  Year Ended
                                (Unaudited)                             July 31, 1998               July 31, 1997
                          ---------------------------------      --------------------------------  -----------------
                          A Class      B Class      Y Class      A Class   B Class (e)    Y Class  A Class   Y Class
                          -------      -------      -------      -------   -----------    -------  -------   -------
Net Asset Value,
 Beginning of Period....  $ 6.35       $ 6.34        $ 6.37       $13.89     $ 9.09        $13.94   $11.11    $11.14
                          ------       ------        ------       ------     ------        ------   ------    ------
Investment Activities
 Net investment income
  (loss)................   (0.05)       (0.05)        (0.03)        0.09       0.04          0.12     0.03      0.06
 Net realized and
  unrealized gain (loss)
  from investments......    0.96         0.93          0.96        (6.59)     (2.79)        (6.63)    2.88      2.87
                          ------       ------        ------       ------     ------        ------   ------    ------
 Total from Investment
  Activities............    0.91         0.88          0.93        (6.50)     (2.75)        (6.51)    2.91      2.93
                          ------       ------        ------       ------     ------        ------   ------    ------
Distributions
 Net investment income..   (0.02)         --          (0.04)         --         --          (0.02)   (0.01)    (0.01)
 Net realized gains.....     --           --            --         (1.04)       --          (1.04)   (0.12)    (0.12)
                          ------       ------        ------      -------     ------        ------  -------   -------
 Total Distributions....   (0.02)         --          (0.04)       (1.04)       --          (1.06)   (0.13)    (0.13)
                          ------       ------        ------      -------     ------        ------  -------   -------
Net Asset Value, End of
 Period.................  $ 7.24       $ 7.22        $ 7.26       $ 6.35     $ 6.34        $ 6.37   $13.89    $13.94
                          ======       ======        ======       ======     ======        ======   ======    ======
Total Return (excludes
 sales charges).........   14.38%(b)    13.91%(b)     14.64%(b)   (48.84%)   (30.25%)(b)  (48.76%)   26.31%    26.50%
Annualized Ratios/Supplementary Data:
Net Assets at end of
 period (000)...........  $1,681          $95       $14,369       $1,614        $66       $14,569   $3,459   $18,376
Ratio of expenses to
 average net assets.....    2.21%(c)     2.96%(c)      1.96%(c)     2.18%      2.89%(c)      1.93%    1.98%     1.72%
Ratio of net investment
 income (loss) to
 average net assets.....   (2.04%)(c)   (2.87%)(c)    (1.77%)(c)    0.98%      1.70%(c)      1.32%    0.20%     0.46%
Ratio of expenses to
 average net assets*....    2.89%(c)     3.14%(c)      2.14%(c)     2.86%      3.35%(c)      2.13%    2.58%     1.82%
Ratio of net investment
 income (loss) to
 average net assets*....   (2.72%)(c)   (3.05%)(c)    (1.95%)(c)    0.30%      1.24%(c)     1.12%    (0.40%)    0.36%
Portfolio Turnover (d)..   72.50%       72.50%        72.50%      129.77%    129.77%       129.77%  134.89%   134.89%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Period from commencement of operations on March 2, 1998.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
                              Financial Highlights

                                 New Asia Growth Fund, continued
                                -------------------------------------------
                                  For theYear       February 15, 1995
                                     Ended                 to
                                 July 31, 1996      July 31, 1995 (a)
                                -----------------   -----------------------
                                A Class   Y Class   A Class        Y Class
                                -------   -------   --------       --------
Net Asset Value, Beginning of
 Period.......................   $11.21    $11.22     $10.00         $10.00
                                 ------    ------     ------         ------
Investment Activities
 Net investment income (loss).    (0.02)    (0.01)      0.02           0.04
 Net realized and unrealized
  gain (loss) from
  investments.................     0.20      0.22       1.19           1.18
                                 ------    ------     ------         ------
 Total from Investment
  Activities..................     0.18      0.21       1.21           1.22
                                 ------    ------     ------         ------
Distributions
 In excess of net investment
  income......................    (0.02)    (0.03)       --             --
 Net realized gains...........    (0.26)    (0.26)       --             --
                                -------   -------     ------         ------
 Total Distributions..........    (0.28)    (0.29)       --             --
                                -------   -------     ------         ------
Net Asset Value, End of
 Period.......................   $11.11    $11.14     $11.21         $11.22
                                 ======    ======     ======         ======
Total Return (excludes sales
 charges).....................     1.71%     1.99%     12.10%(b)      12.20%(b)
Annualized Ratios/Supplementary Data:
Net Assets at end of period
 (000)........................   $1,990    $8,469       $330         $2,861
Ratio of expenses to average
 net assets...................     2.22%     1.98%      2.24%(c)       1.97%(c)
Ratio of net investment income
 (loss) to average net assets.    (0.28%)   (0.02%)     0.80%(c)       1.18%(c)
Ratio of expenses to average
 net assets*..................     3.58%     2.84%      3.51%(c)       2.74%(c)
Ratio of net investment income
 (loss) to average net
 assets*......................    (1.64%)   (0.88%)    (0.47%)(c)      0.42%(c)
Portfolio Turnover (d)........    86.53%    86.53%     55.62%         55.62%

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
                             Financial Highlights

                                              Diversified Fixed Income Fund
                          ---------------------------------------------------------------------------------------
                                  For the
                              Six Months Ended                           For the                    For the
                              January 31, 1999                          Year Ended                 Year Ended
                                (Unaudited)                           July 31, 1998              July 31, 1997
                          --------------------------------     -------------------------------  -----------------
                          A Class     B Class     Y Class      A Class  B Class (e)   Y Class   A Class  Y Class
                          -------     -------     --------     -------  -----------   --------  -------  --------
Net Asset Value,
 Beginning of Period....  $10.92      $10.91        $11.00     $10.71     $10.79        $10.78  $10.45     $10.53
                          ------      ------        ------     ------     ------        ------  ------     ------
Investment Activities
 Net investment income
  (loss)................    0.28        0.24          0.30       0.58       0.23          0.61    0.57       0.60
 Net realized and
  unrealized gain (loss)
  from investments......    0.36        0.36          0.36       0.21       0.12          0.22    0.35       0.34
                          ------      ------        ------     ------     ------        ------  ------     ------
 Total from Investment
  Activities............    0.64        0.60          0.66       0.79       0.35          0.83    0.92       0.94
                          ------      ------        ------     ------     ------        ------  ------     ------
Distributions
 Net investment income..   (0.28)      (0.24)        (0.30)     (0.58)     (0.23)        (0.61)  (0.57)     (0.60)
 Net realized gains.....   (0.10)      (0.10)        (0.10)       --         --            --      --         --
 In excess of net
  realized gains........     --          --            --         --         --            --    (0.09)     (0.09)
                          ------      ------        ------     ------     ------        ------  ------     ------
 Total Distributions....   (0.38)      (0.34)        (0.40)     (0.58)     (0.23)        (0.61)  (0.66)     (0.69)
                          ------      ------        ------     ------     ------        ------  ------     ------
Net Asset Value, End of
 Period.................  $11.18      $11.17        $11.26     $10.92     $10.91        $11.00  $10.71     $10.78
                          ======      ======        ======     ======     ======        ======  ======     ======
Total Return (excludes
 sales charges).........    5.95%(b)    5.60%(b)      6.05%(b)   7.61%      3.25%(b)      7.94%   9.20%      9.30%
Annualized Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........  $2,471      $  933      $178,854     $1,497     $  236      $158,909  $1,103   $132,583
Ratio of expenses to
 average net assets.....    0.98%(c)    1.73%(c)      0.73%(c)   1.02%      1.71%(c)      0.77%   1.15%      0.90%
Ratio of net investment
 income to average net
 assets.................    4.97%(c)    4.22%(c)      5.22%(c)   5.36%      4.54%(c)      5.61%   5.44%      5.67%
Ratio of expenses to
 average net assets*....    1.67%(c)    1.92%(c)      0.92%(c)   1.65%      1.90%(c)      0.90%   1.69%      0.94%
Ratio of net investment
 income to average net
 assets*................    4.28%(c)    4.03%(c)      5.03%(c)   4.73%      4.35%(c)      5.48%   4.90%      5.63%
Portfolio Turnover (d)..   30.40%      30.40%        30.40%     57.58%     57.58%        57.58%  80.98%     80.98%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not Annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Period from commencement of operations on March 2, 1998.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
                              Financial Highlights

                                         Diversified Fixed Income Fund
                                                  (continued)
                                        --------------------------------------
                                                             October 14,
                                          For the Year         1994 to
                                             Ended          July 31, 1995
                                         July 31, 1996           (a)
                                        -----------------  -------------------
                                        A Class  Y Class   A Class     Y Class
                                        -------  --------  -------     -------
Net Asset Value, Beginning of Period..  $10.75     $10.84  $10.00       $10.00
                                        ------     ------  ------       ------
Investment Activities
 Net investment income (loss).........    0.59       0.58    0.49         0.55
 Net realized and unrealized gain
  (loss) from investments.............   (0.19)     (0.16)   0.74         0.78
                                        ------     ------  ------       ------
 Total from Investment Activities.....    0.40       0.42    1.23         1.33
                                        ------     ------  ------       ------
Distributions
 Net investment income................   (0.58)     (0.61)  (0.48)       (0.49)
 In excess of net investment income...   (0.02)     (0.02)    --           --
 In excess of net realized gains......   (0.10)     (0.10)    --           --
                                        ------     ------  ------       ------
 Total Distributions..................   (0.70)     (0.73)  (0.48)       (0.49)
                                        ------     ------  ------       ------
Net Asset Value, End of Period........  $10.45     $10.53  $10.75       $10.84
                                        ======     ======  ======       ======
Total Return (excludes sales charges).    3.69%      3.85%  12.66%(b)    13.70%(b)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000).....  $1,093   $161,742  $   27      $54,827
Ratio of expenses to average net
 assets...............................    1.15%      0.88%   1.18%(c)     0.93%(c)
Ratio of net investment income to
 average net assets...................    5.31%      5.56%   6.25%(c)     6.71%(c)
Ratio of expenses to average net
 assets*..............................    1.69%      0.92%   1.77%(c)     1.01%(c)
Ratio of net investment income to
 average net assets*..................    4.77%      5.52%   5.66%(c)     6.63%(c)
Portfolio Turnover (d)................   58.86%     58.86%  60.47%       60.47%

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights

                                                        U.S. Treasury Securities Fund
                          -------------------------------------------------------------------------------
                             For the Six
                            Months Ended                For the           For the           For the
                          January 31, 1999            Year Ended        Year Ended        Year Ended
                             (Unaudited)             July 31, 1998     July 31, 1997     July 31, 1996
                          ---------------------     ----------------  ----------------  ----------------
                          A Class      Y Class      A Class  Y Class  A Class  Y Class  A Class  Y Class
                          --------     --------     -------  -------  -------  -------  -------  -------
Net Asset Value,
 Beginning of Period....   $ 9.58        $ 9.59     $ 9.37    $ 9.38  $ 9.13    $ 9.14   $ 9.42   $ 9.43
                           ------        ------     ------    ------  ------    ------   ------   ------
Investment Activities
 Net investment income
  (loss)................     0.26          0.27       0.52      0.54    0.52      0.53     0.53     0.59
 Net realized and
  unrealized gain (loss)
  from investments......     0.28          0.28       0.21      0.21    0.25      0.26    (0.20)   (0.24)
                           ------        ------     ------    ------  ------    ------  -------  -------
 Total from Investment
  Activities............     0.54          0.55       0.73      0.75    0.77      0.79     0.33     0.35
                           ------        ------     ------    ------  ------    ------   ------   ------
Distributions
 Net investment income..    (0.26)        (0.27)     (0.52)    (0.54)  (0.46)    (0.54)   (0.53)   (0.55)
 In excess of net
  investment income.....      --            --         --        --    (0.07)    (0.01)   (0.09)   (0.09)
                           ------        ------     ------    ------  ------    ------   ------   ------
 Total Distributions....    (0.26)        (0.27)     (0.52)    (0.54)  (0.53)    (0.55)   (0.62)   (0.64)
                           ------        ------     ------    ------  ------    ------   ------   ------
Net Asset Value,
 End of Period..........   $ 9.86        $ 9.87     $ 9.58    $ 9.59  $ 9.37    $ 9.38   $ 9.13   $ 9.14
                           ======        ======     ======    ======  ======    ======   ======   ======
 Total Return (excludes
  sales charges)........     5.64%(e)      5.76%(e)   7.98%     8.24%   8.68%     8.92%    3.43%    3.71%
Annualized Ratios/ Supplementary Data:
Net Assets at end of
 period (000)...........  $ 1,180      $ 22,901     $1,090   $22,178  $1,087   $23,832  $   979  $23,248
Ratio of expenses to
 average net assets.....     1.03%(d)      0.78%(d)   1.07%     0.82%   1.16%     0.91%    1.20%    0.95%
Ratio of net investment
 income to average
 net assets.............     5.20%(d)      5.45%(d)   5.45%     5.70%   5.60%     5.85%    5.55%    5.81%
Ratio of expenses to
 average net assets*....     1.82%(d)      1.07%(d)   1.76%     1.01%   1.70%     0.95%    1.74%    0.99%
Ratio of net investment
 income to average
 net assets*............     4.41%(d)      5.16%(d)   4.76%     5.51%   5.06%     5.81%    5.01%    5.77%
Portfolio Turnover (f)..     5.33%         5.33%     11.82%    11.82%  44.90%    44.90%   15.75%   15.75%
                                  For the
                                Year Ended
                               July 31, 1995
                          -------------------------
                          A Class (b) Y Class (a)
                          ----------- -------------
Net Asset Value,
 Beginning of Period....    $ 9.04       $ 8.66
                            ------       ------
Investment Activities
 Net investment income
  (loss)................      0.50         0.44
 Net realized and
  unrealized gain (loss)
  from investments......      0.38         0.76
                            ------       ------
 Total from Investment
  Activities............      0.88         1.20
                            ------       ------
Distributions
 Net investment income..     (0.50)       (0.43)
 In excess of net
  investment income.....       --           --
                            ------       ------
 Total Distributions....     (0.50)       (0.43)
                            ------       ------
Net Asset Value,
 End of Period..........    $ 9.42       $ 9.43
                            ======       ======
 Total Return (excludes
  sales charges)........     10.18%       10.49%(c)
Annualized Ratios/ Supplementary Data:
Net Assets at end of
 period (000)...........    $1,035      $51,264
Ratio of expenses to
 average net assets.....      1.19%        1.02%(d)
Ratio of net investment
 income to average
 net assets.............      5.57%        5.78%(d)
Ratio of expenses to
 average net assets*....      1.81%        1.09%(d)
Ratio of net investment
 income to average
 net assets*............      4.96%        5.71%(d)
Portfolio Turnover (f)..     80.98%       80.98%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) On October 13, 1994, the Trust identified those Institutional shareholders that were part of the A Class and transferred these shareholders into the Y Class at the prevailing net asset value effective October 14, 1994. The Financial Highlights presented for the Y Class reflects operations and distributions for the period from October 14, 1994 through July 31, 1995.
(b) The Financial Highlights presented for the A Class reflects operations and distributions for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 combined with the operations and distributions of the A Class only for the period from October 14, 1994 through July 31, 1995.
(c) Represents total return for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 plus total return for the Y Class for the period from October 14, 1994 through July 31, 1995.
(d) Annualized.
(e) Not annualized.
(f) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights

                                               Short Intermediate U.S. Treasury Securities Fund
                           -------------------------------------------------------------------------------
                              For the Six
                             Months Ended                For the           For the           For the
                           January 31, 1999            Year Ended        Year Ended        Year Ended
                              (Unaudited)             July 31, 1998     July 31, 1997     July 31, 1996
                           ---------------------     ----------------  ----------------  ----------------
                           A Class      Y Class      A Class  Y Class  A Class  Y Class  A Class  Y Class
                           --------     --------     -------  -------  -------  -------  -------  -------
Net Asset Value,
 Beginning of Period.....   $ 9.64        $ 9.66     $ 9.55    $ 9.56  $ 9.41    $ 9.42  $ 9.60    $ 9.61
                            ------        ------     ------    ------  ------    ------  ------    ------
Investment Activities
 Net investment income
  (loss).................     0.23          0.24       0.49      0.51    0.49      0.52    0.48      0.53
 Net realized and
  unrealized gain (loss)
  from investments.......     0.26          0.26       0.09      0.10    0.14      0.14   (0.11)    (0.13)
                            ------        ------     ------    ------  ------    ------  ------    ------
 Total from Investment
  Activities.............     0.49          0.50       0.58      0.61    0.63      0.66    0.37      0.40
                            ------        ------     ------    ------  ------    ------  ------    ------
Distributions
 Net investment income...    (0.23)        (0.24)     (0.49)    (0.51)  (0.49)    (0.52)  (0.50)    (0.53)
 In excess of net
  investment income......      --            --         --        --      --        --    (0.04)    (0.04)
 Net realized gains......    (0.04)        (0.04)       --        --      --        --      --        --
 In excess of net
  realized gains.........      --            --         --        --      --        --    (0.02)    (0.02)
                            ------        ------     ------    ------  ------    ------  ------    ------
 Total Distributions.....    (0.27)        (0.28)     (0.49)    (0.51)  (0.49)    (0.52)  (0.56)    (0.59)
                            ------        ------     ------    ------  ------    ------  ------    ------
Net Asset Value,
 End of Period...........   $ 9.86        $ 9.88     $ 9.64    $ 9.66  $ 9.55    $ 9.56  $ 9.41    $ 9.42
                            ======        ======     ======    ======  ======    ======  ======    ======
Total Return (excludes
 sales charges)..........     5.16%(e)      5.28%(e)   6.27%     6.62%   6.92%     7.19%   3.90%     4.18%
Annualized Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)............  $   732      $ 23,366     $  654   $24,843  $  618   $26,722  $1,156   $23,545
Ratio of expenses to
 average net assets......     0.98%(d)      0.73%(d)   0.89%     0.64%   0.87%     0.62%   0.92%     0.67%
Ratio of net investment
 income to average net
 assets..................     4.65%(d)      4.90%(d)   5.11%     5.36%   5.22%     5.47%   5.14%     5.40%
Ratio of expenses to
 average net assets*.....     1.73%(d)      0.98%(d)   1.64%     0.89%   1.62%     0.87%   1.67%     0.92%
Ratio of net investment
 income to average net
 assets*.................     3.90%(d)      4.65%(d)   4.36%     5.11%   4.47%     5.22%   4.39%     5.15%
Portfolio Turnover (f)...    13.86%        13.86%     17.33%    17.33%  51.56%    51.56%  47.17%    47.17%
                                   For the
                                 Year Ended
                                July 31, 1995
                           -------------------------
                           A Class (b) Y Class (a)
                           ----------- -------------
Net Asset Value,
 Beginning of Period.....    $ 9.52       $ 9.30
                             ------       ------
Investment Activities
 Net investment income
  (loss).................      0.52         0.44
 Net realized and
  unrealized gain (loss)
  from investments.......      0.05         0.31
                             ------       ------
 Total from Investment
  Activities.............      0.57         0.75
                             ------       ------
Distributions
 Net investment income...     (0.49)       (0.44)
 In excess of net
  investment income......       --           --
 Net realized gains......       --           --
 In excess of net
  realized gains.........
                             ------       ------
 Total Distributions.....     (0.49)       (0.44)
                             ------       ------
Net Asset Value,
 End of Period...........    $ 9.60       $ 9.61
                             ======       ======
Total Return (excludes
 sales charges)..........      6.28%        6.57%(c)
Annualized Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)............    $  489      $16,214
Ratio of expenses to
 average net assets......      0.99%        0.75%(d)
Ratio of net investment
 income to average net
 assets..................      5.51%        5.84%(d)
Ratio of expenses to
 average net assets*.....      1.78%        0.99%(d)
Ratio of net investment
 income to average net
 assets*.................      4.72%        5.61%(d)
Portfolio Turnover (f)...     62.73%       62.73%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) On October 13, 1994, the Trust identified those Institutional shareholders that were part of the A Class and transferred these shareholders into the Y Class at the prevailing net asset value effective October 14, 1994. The Financial Highlights presented for the Y Class reflects operations and distributions for the period from October 14, 1994 through July 31, 1995.
(b) The Financial Highlights presented for the A Class reflects operations and distributions for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 combined with the operations and distributions of the A Class only for the period from October 14, 1994 through July 31, 1995.
(c) Represents total return for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 plus total return for the Y Class for the period from October 14, 1994 through July 31, 1995.
(d) Annualized.
(e) Not annualized.
(f) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
                             Financial Highlights

                                                  Tax-Free Securities Fund
                           ---------------------------------------------------------------------------------------
                                   For the
                               Six Months Ended                           For the                    For the
                               January 31, 1999                          Year Ended                 Year Ended
                                 (Unaudited)                           July 31, 1998              July 31, 1997
                           --------------------------------     -------------------------------  -----------------
                           A Class     B Class     Y Class      A Class  B Class (e)   Y Class   A Class  Y Class
                           -------     -------     --------     -------  -----------   --------  -------  --------
Net Asset Value,
 Beginning of Period.....   $10.84      $10.83       $10.88      $10.84     $10.84       $10.86   $10.44    $10.46
                            ------      ------       ------      ------     ------       ------   ------    ------
Investment Activities
 Net investment income
  (loss).................     0.24        0.20         0.26        0.48       0.21         0.51     0.49      0.51
 Net realized and
  unrealized gain (loss)
  from investments.......     0.25        0.26         0.25        0.06      (0.01)        0.08     0.46      0.46
                            ------       -----       ------      ------    -------       ------   ------    ------
 Total from Investment
  Activities.............     0.49        0.46         0.51        0.54       0.20         0.59     0.95      0.97
                            ------      ------       ------      ------     ------       ------   ------    ------
Distributions
 Net investment income...    (0.24)      (0.20)       (0.26)      (0.48)     (0.21)       (0.51)   (0.49)    (0.51)
 Net realized gains......    (0.10)      (0.10)       (0.10)      (0.06)       --         (0.06)   (0.06)    (0.06)
                           -------     -------      -------     -------      -----      -------  -------   -------
 Total Distributions.....    (0.34)      (0.30)       (0.36)      (0.54)     (0.21)       (0.57)   (0.55)    (0.57)
                           -------     -------      -------     -------    -------      -------  -------   -------
Net Asset Value, End of
 Period..................   $10.99      $10.99       $11.03      $10.84     $10.83       $10.88   $10.84    $10.86
                            ======      ======       ======      ======     ======       ======   ======    ======
 Total Return (excludes
  sales charges).........     4.54%(b)    4.27%(b)     4.66%(b)    5.17%      1.82%(b)     5.63%    9.35%     9.58%
Annualized Ratios/Supplementary Data:
Net Assets at end of
 period (000)............   $4,732        $628     $426,663      $3,054       $272     $416,544   $2,545  $296,764
Ratio of expenses to
 average net assets......     0.97%(c)    1.72%(c)     0.72%(c)    1.02%      1.71%(c)     0.77%    1.12%     0.87%
Ratio of net investment
 income to average net
 assets..................     4.37%(c)    3.62%(c)     4.62%(c)    4.49%      3.75%(c)     4.74%    4.60%     4.86%
Ratio of expenses to
 average net assets*.....     1.66%(c)    1.91%(c)     0.91%(c)    1.65%      1.90%(c)     0.90%    1.66%     0.91%
Ratio of net investment
 income to average net
 assets*.................     3.68%(c)    3.43%(c)     4.43%(c)    3.86%      3.56%(c)     4.61%    4.06%     4.82%
Portfolio Turnover (d)...     7.31%       7.31%        7.31%      10.73%     10.73%       10.73%   11.07%    11.07%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not Annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Period from commencement of operations on March 2, 1998.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
                              Financial Highlights

                                   Tax-Free Securities Fund, continued
                                   -----------------------------------------
                                       For the         October 14, 1994
                                      Year Ended              to
                                    July 31, 1996     July 31, 1995 (a)
                                   -----------------  ----------------------
                                   A Class  Y Class   A Class       Y Class
                                   -------  --------  --------     ---------
Net Asset Value, Beginning of
 Period..........................   $10.53    $10.56    $10.00        $10.00
                                    ------    ------    ------        ------
Investment Activities
 Net investment income (loss)....     0.50      0.52      0.39          0.42
 Net realized and unrealized gain
  (loss) from investments........     0.07      0.07      0.50          0.51
                                    ------    ------    ------        ------
 Total from Investment
  Activities.....................     0.57      0.59      0.89          0.93
                                    ------    ------    ------        ------
Distributions
 Net investment income...........    (0.49)    (0.52)    (0.36)        (0.37)
 In excess of net investment
  income.........................    (0.04)    (0.04)
 Net realized gains..............    (0.09)    (0.09)      --            --
 In excess of net realized gains.    (0.04)    (0.04)
                                   -------   -------
 Total Distributions.............    (0.66)    (0.69)    (0.36)        (0.37)
                                   -------   -------   -------       -------
Net Asset Value, End of Period...   $10.44    $10.46    $10.53        $10.56
                                    ======    ======    ======        ======
 Total Return (excludes sales
  charges).......................     5.54%     5.73%     9.06%(b)      9.54%(b)
Annualized Ratios/Supplementary Data:
Net Assets at end of period
 (000)...........................     $569  $288,934      $563      $281,646
Ratio of expenses to average net
 assets..........................     1.14%     0.89%     1.15%(c)      0.89%(c)
Ratio of net investment income to
 average net assets..............     4.66%     4.92%     4.93%(c)      5.16%(c)
Ratio of expenses to average net
 assets*.........................     1.68%     0.93%     1.74%(c)      0.98%(c)
Ratio of net investment income to
 average net assets*.............     4.12%     4.88%     4.34%(c)      5.07%(c)
Portfolio Turnover (d)...........    24.78%    24.78%    49.17%        49.17%

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights

                                               Tax-Free Short Intermediate Securities Fund
                           -----------------------------------------------------------------------------
                             For the Six
                            Months Ended
                             January 31,               For the           For the           For the
                                1999                 Year Ended        Year Ended        Year Ended
                             (Unaudited)            July 31, 1998     July 31, 1997     July 31, 1996
                           -------------------     ----------------  ----------------  ----------------
                           A Class     Y Class     A Class  Y Class  A Class  Y Class  A Class  Y Class
                           -------     -------     -------  -------  -------  -------  -------  -------
Net Asset Value,
 Beginning of Period.....  $10.09       $10.15     $10.17    $10.21  $10.05    $10.08  $10.11    $10.14
                           ------       ------     ------    ------  ------    ------  ------    ------
Investment Activities
 Net investment income
  (loss).................    0.18         0.19       0.35      0.38    0.37      0.39    0.37      0.40
 Net realized and
  unrealized (loss) gain
  from investments.......    0.20         0.19      (0.02)      --     0.13      0.14   (0.03)    (0.03)
                             ----         ----      -----       ---    ----      ----   -----     -----
 Total from Investment
  Activities.............    0.38         0.38       0.33      0.38    0.50      0.53    0.34      0.37
                             ----         ----       ----      ----    ----      ----    ----      ----
Distributions
 Net investment income...   (0.18)       (0.19)     (0.35)    (0.38)  (0.37)    (0.39)  (0.37)    (0.40)
 In excess of net
  investment income......     --           --         --        --      --         --   (0.03)    (0.03)
 Net realized gains......   (0.05)       (0.05)     (0.06)    (0.06)  (0.01)    (0.01)    --        --
                           ------       ------     ------    ------  ------    ------  ------    ------
 Total Distributions.....   (0.23)       (0.24)     (0.41)    (0.44)  (0.38)    (0.40)  (0.40)    (0.43)
                           ------       ------     ------    ------  ------    ------  ------    ------
Net Asset Value,
 End of Period...........  $10.24       $10.29     $10.09    $10.15  $10.17    $10.21  $10.05    $10.08
                           ======       ======     ======    ======  ======    ======  ======    ======
Total Return (excludes
 sales charges)..........    3.73%(b)     3.74%(b)   3.36%     3.83%   5.06%     5.36%   3.41%     3.67%
Annualized Ratios/
 Supplementary Data:
Net Assets at end of
 period (000)............    $964      $53,064       $478   $52,185    $724   $37,410    $451   $39,472
Ratio of expenses to
 average net assets......    1.01%(c)     0.76%(c)   1.01%     0.76%   1.09%     0.84%   1.08%     0.83%
Ratio of net investment
 income to average net
 assets..................    3.42%(c)     3.67%(c)   3.50%     3.75%   3.57%     3.82%   3.64%     3.90%
Ratio of expenses to
 average net assets*.....    1.66%(c)     0.91%(c)   1.62%     0.87%   1.64%     0.89%   1.63%     0.88%
Ratio of net investment
 income to average net
 assets*.................    2.77%(c)     3.52%(c)   2.89%     3.64%   3.02%     3.77%   3.09%     3.85%
Portfolio Turnover (d)...    4.82%        4.82%     47.55%    47.55%  29.46%    29.46%  54.70%    54.70%
                           October 14, 1994 to
                            July 31, 1995 (a)
                           -----------------------------
                            A Class        Y Class
                           -------------- --------------
Net Asset Value,
 Beginning of Period.....     $10.00          $10.00
                              ------          ------
Investment Activities
 Net investment income
  (loss).................       0.30            0.32
 Net realized and
  unrealized (loss) gain
  from investments.......       0.08            0.11
                                ----            ----
 Total from Investment
  Activities.............       0.38            0.43
                                ----            ----
Distributions
 Net investment income...      (0.27)          (0.29)
 In excess of net
  investment income......        --              --
 Net realized gains......        --              --
                              ------          ------
 Total Distributions.....      (0.27)          (0.29)
                              ------          ------
Net Asset Value,
 End of Period...........     $10.11          $10.14
                              ======          ======
Total Return (excludes
 sales charges)..........       3.90%(b)        4.36%(b)
Annualized Ratios/
 Supplementary Data:
Net Assets at end of
 period (000)............       $308      $   39,993
Ratio of expenses to
 average net assets......       1.05%(c)        0.85%(c)
Ratio of net investment
 income to average net
 assets..................       3.82%(c)        4.03%(c)
Ratio of expenses to
 average net assets*.....       1.64%(c)        0.94%(c)
Ratio of net investment
 income to average net
 assets*.................       3.23%(c)        3.94%(c)
Portfolio Turnover (d)...      89.98%          89.98%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not Annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
                                  (Unaudited)

                                         International Stock Fund
                                     --------------------------------------
                                             December 2, 1998
                                         to January 31, 1999 (d)
                                     --------------------------------------
                                     A Class (e)    B Class (f)    Y Class
                                     -----------    -----------    --------
Net Asset Value, Beginning of
 Period............................    $10.09         $10.20        $10.00
                                       ------         ------        ------
Investment Activities
 Net investment income (loss)......     (0.01)         (0.02)        (0.01)
 Net realized and unrealized gain
  from investments.................      0.96           0.84          1.05
                                        -----          -----        ------
 Total from Investment Activities..      0.95           0.82          1.04
                                        -----          -----        ------
Net Asset Value, End of Period.....    $11.04         $11.02        $11.04
                                       ======         ======        ======
Total Return (excludes sales
 charges)..........................      9.52%(a)       8.04%(a)     10.40%(a)
Annualized Ratios/Supplementary
 Data:
Net Assets at end of period (000)..    $   30         $    7       $62,077
Ratio of expenses to average net
 assets............................      1.77%(b)       2.43%(b)      1.61%(b)
Ratio of net investment income
 (loss) to average net assets......     (3.55%)(b)     (3.99%)(b)    (4.24%)(b)
Ratio of expenses to average net
 assets*...........................      2.40%(b)       2.60%(b)      1.71%(b)
Ratio of net investment income
 (loss) to average net assets*.....     (4.18%)(b)     (4.16%)(b)    (4.34%)(b)
Portfolio Turnover (c).............     21.11%         21.11%        21.11%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d) Period from commencement of operations.
(e) For the period from December 8, 1998 (commencement of operations) to January 31, 1999.
(f) For the period from December 20, 1998 (commencement of operations) to January 31, 1999.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
                                  (Unaudited)

                                                 Value Fund
                                      --------------------------------------
                                              December 3, 1998
                                          to January 31, 1999 (d)
                                      --------------------------------------
                                      A Class (e)    B Class (f)    Y Class
                                      -----------    -----------    --------
Net Asset Value, Beginning of
 Period.............................    $10.05         $ 9.90        $10.00
                                        ------         ------        ------
Investment Activities
 Net investment income (loss).......      0.01           0.01          0.01
 Net realized and unrealized gain
  from investments..................      0.23           0.37          0.28
                                        ------         ------        ------
 Total from Investment Activities...      0.24           0.38          0.29
                                        ------         ------        ------
Distributions
 Net investment income..............     (0.01)         (0.01)        (0.01)
                                        ------         ------        ------
 Total Distributions................     (0.01)         (0.01)        (0.01)
                                        ------         ------        ------
Net Asset Value, End of Period......    $10.28         $10.27        $10.28
                                        ======         ======        ======
Total Return (excludes sales
 charges)...........................      1.47%(a)       3.81%(a)      2.90%(a)
Annualized Ratios/Supplementary
 Data:
Net Assets at end of period (000)...    $   39         $  104       $31,515
Ratio of expenses to average net
 assets.............................      1.46%(b)       2.20%(b)      1.23%(b)
Ratio of net investment income
 (loss) to average net assets.......     (0.57%)(b)     (1.31%)(b)     0.25%(b)
Ratio of expenses to average net
 assets*............................      1.99%(b)       2.23%(b)      1.27%(b)
Ratio of net investment income
 (loss) to average net assets*......     (1.10%)(b)     (1.34%)(b)     0.21%(b)
Portfolio Turnover (c)..............     29.22%         29.22%        29.22%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d) Period from commencement of operations.
(e) For the period from December 8, 1998 (commencement of operations) to January 31, 1999.
(f) For the period from December 13, 1998 (commencement of operations) to January 31, 1999.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
                                  (Unaudited)

                                             Small Cap Fund
                                    ---------------------------------------
                                            December 3, 1998
                                        to January 31, 1999 (d)
                                    ---------------------------------------
                                    A Class (e)    B Class (f)     Y Class
                                    -----------    -----------     --------
Net Asset Value, Beginning of
 Period...........................    $10.07          $ 9.78       $ 10.00
                                      ------          ------       -------
Investment Activities
 Net investment income (loss).....       --            (0.01)          --
 Net realized and unrealized gain
  from investments................      (.14)            .15         (0.08)
                                      ------          ------       -------
 Total from Investment Activities.      (.14)            .14         (0.08)
                                      ------          ------       -------
Net Asset Value, End of Period....    $ 9.93          $ 9.92       $  9.92
                                      ======         ======        =======
Total Return (excludes sales
 charges).........................     (1.26%)(a)       1.46%(a)     (0.65%)(a)
Annualized Ratios/Supplementary
 Data:
Net Assets at end of period (000).    $   34          $   15       $36,227
Ratio of expenses to average net
 assets...........................      1.65%(b)         2.35%(b)     1.42%(b)
Ratio of net investment income
 (loss) to average net assets.....     (0.48%)(b)      (1.41%)(b)     0.08%(b)
Ratio of expenses to average net
 assets*..........................      2.34%(b)         2.59%(b)     1.58%(b)
Ratio of net investment income
 (loss) to average net assets*....     (1.17%)(b)      (1.65%)(b)    (0.08%)(b)
Portfolio Turnover (c)............       --               --           --

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d) Period from commencement of operations.
(e) For the period from December 8, 1998 (commencement of operations) to January 31, 1999.
(f) For the period from December 20, 1998 (commencement of operations) to January 31, 1999.
                       See notes to financial statements.

                              Investment Adviser
                             Pacific Century Trust
                              111 S. King Street
                            Honolulu, Hawaii 96813

                                  Sub-Adviser
                     Nicholas Applegate Capital Management
                               600 West Broadway
                              San Diego, CA 92102

                         Administrator and Distributor
                              BISYS Fund Services
                               3435 Stelzer Road
                             Columbus, Ohio 43219

                                 Legal Counsel
                     Paul, Hastings, Janofsky & Walker LLP
                      555 South Flower Street, 20th Floor
                         Los Angeles, California 90071

                             Independent Auditors
                               Ernst & Young LLP
                           One Columbus, Suite 2400
                             10 West Broad Street
                             Columbus, Ohio 43215

                                Transfer Agent
                           BISYS Fund Services, Inc.
                               3435 Stelzer Road
                             Columbus, Ohio 43219

For more complete information on the Pacific Capital Funds, including fees, expenses and sales charges, please call 1-800-258-9232 for a prospectus, which you should read carefully before you invest or send money. The Pacific Capital Funds are distributed by BISYS Fund Services. This document must be preceded or accompanied by a current prospectus for the Pacific Capital Funds.


PCR-00008                                                                   3/99